Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Momentive Performance Materials Inc.
Entity Central Index Key	0001405041
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Sep 30, 2012
Amendment Flag	false

Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 110	$ 203	$ 254
Accounts receivable (net of allowance for doubtful accounts of $3)	307	315	336
Receivables, net (note 5)		363	385
Due from affiliates	1	8	4
Inventories (note 5)	399	394	375
Prepaid expenses	20	14	10
Income tax receivable (note 13)			2
Deferred income taxes (note 8)	9	10	12
Other current assets	46	49	50
Total current assets	892	993	1,043
Property and equipment, net	1,040	1,084	1,109
Other long-term assets	89	89	88
Deferred income taxes (note 8)	24	25	41
Intangible assets, net	509	542	586
Goodwill	432	432	425
Total assets	2,986	3,165	3,292
Current liabilities:
Trade payables	296	312	303
Short-term borrowings (note 7)	4	3	2
Accrued expenses and other liabilities	151	162	170
Accrued interest	57	62	25
Due to affiliates	7	15	2
Accrued income taxes	5	2	10
Deferred income taxes (note 8)	20	19	13
Current installments of long-term debt (note 7)	31	36	25
Total current liabilities	571	611	550
Long-term debt (note 7)	2,978	2,895	2,952
Other liabilities	50	51	59
Pension liabilities (note 10)	299	292	272
Deferred income taxes (note 8)	48	52	63
Total liabilities	3,946	3,901	3,896
Commitments and contingencies (note 9)
Deficit:
Common stock
Additional paid-in capital	605	605	603
Accumulated deficit	(1,803)	(1,569)	(1,428)
Accumulated other comprehensive income	238	228	217
Total Momentive Performance Materials Inc.'s deficit	(960)	(736)	(608)
Noncontrolling interests (note 11)			4
Total deficit	(960)	(736)	(604)
Total liabilities and equity (deficit)	$ 2,986	$ 3,165	$ 3,292

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Condensed Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts	$ 3	$ 3

Condensed Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Operations [Abstract]
Net sales	$ 571	$ 653	$ 1,791	$ 2,041	$ 2,637	$ 2,588	$ 2,083
Costs and expenses:
Cost of sales, excluding depreciation	410	448	1,293	1,351	1,798	1,645	1,420
Selling, general and administrative expenses	94	102	307	292	389	388	346
Depreciation and amortization expenses	48	49	142	147	197	197	191
Research and development expenses	18	20	53	60	78	73	63
Restructuring and other costs	8	7	32	21	33	23	23
Operating (loss) income	(7)	27	(36)	170	142	262	40
Other income (expense):
Interest expense, net	(71)	(64)	(197)	(193)	(256)	(249)	(258)
Other income, net			11				12
Gains (loss) on extinguishment and exchange of debt			(6)		7	(78)	179
Loss before income taxes (benefit) and (losses) earnings from unconsolidated entities	(78)	(37)	(228)	(23)	(107)	(65)	(27)
Income tax (expense) benefit	5	(5)	9	22	(27)	2	(15)
Loss before earnings (losses) from unconsolidated entities	(83)	(32)	(237)	(45)	(134)	(63)	(42)
Losses (Earnings) from unconsolidated entities	2		3		(6)
Net income (loss)	(81)	(32)	(234)	(45)	(140)	(63)	(42)
Net (income) loss attributable to noncontrolling interests				(1)	(1)	(1)
Net income (loss) attributable to Momentive Performance Materials Inc.	$ (81)	$ (32)	$ (234)	$ (46)	$ (141)	$ (64)	$ (42)

Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net loss	$ (81)	$ (32)	$ (234)	$ (45)	$ (140)	$ (63)	$ (42)
Other comprehensive income (loss), net of tax:
Foreign currency translation	18	30	5	28	26	77
Other comprehensive income adjustments, net	4		5	(1)	(15)	(40)	4
Comprehensive loss	(59)	(2)	(224)	(18)	(129)	(26)	(38)
Comprehensive income (loss) attributable to noncontrolling interest				(1)	(1)	(1)
Comprehensive (loss) income attributable to Momentive Performance Materials Inc.	$ (59)	$ (2)	$ (224)	$ (19)	$ (130)	$ (27)	$ (38)

Condensed Consolidated Statement of Equity (Deficit) and Comprehensive Income (Loss) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Total	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Equity attributable to noncontrolling interest
Balance at Dec. 31, 2008	$ (541)	$ 0	$ 601	$ (1,322)	$ 176	$ 4
Common shares, outstanding (shares) at Dec. 31, 2008		100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option activity and other	1		1
Comprehensive income (loss):
Net loss	(42)			(42)
Net (income) loss attributable to noncontrolling interests
Foreign currency translation adjustment - net
Other comprehensive income adjustments - net	4				4
Total comprehensive loss	(38)
Balance at Dec. 31, 2009	(578)	0	602	(1,364)	180	4
Common shares, outstanding (shares) at Dec. 31, 2009		100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option activity and other	2		2
Dividends paid to noncontrolling interest	(1)					(1)
Dividends paid to parent	(1)		(1)
Comprehensive income (loss):
Net loss	(64)			(64)
Net (income) loss attributable to noncontrolling interests	(1)					1
Foreign currency translation adjustment - net	77				77
Other comprehensive income adjustments - net	(40)				(40)
Total comprehensive loss	(27)
Balance at Dec. 31, 2010	(604)	0	603	(1,428)	217	4
Common shares, outstanding (shares) at Dec. 31, 2010	100,000	100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock option activity and other	3		3
Dividends paid to parent	(1)		(1)
Comprehensive income (loss):
Net loss	(141)			(141)
Net (income) loss attributable to noncontrolling interests	(1)					1
Foreign currency translation adjustment - net	26				26
Disposition of noncontrolling interest	(5)					(5)
Other comprehensive income adjustments - net	(15)				(15)
Total comprehensive loss	(130)
Balance at Dec. 31, 2011	(736)		605	(1,569)	228
Common shares, outstanding (shares) at Dec. 31, 2011	100,000	100
Comprehensive income (loss):
Net loss	(234)			(234)
Net (income) loss attributable to noncontrolling interests
Foreign currency translation adjustment - net	5				5
Other comprehensive income adjustments - net	5				5
Total comprehensive loss	(224)
Balance at Sep. 30, 2012	$ (960)		$ 605	$ (1,803)	$ 238
Common shares, outstanding (shares) at Sep. 30, 2012		100

Condensed Consolidated Statement of Equity (Deficit) and Comprehensive Income (Loss) (Parenthetical) (Additional paid-in capital, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Additional paid-in capital
Dividends paid per share	$ 7,500	$ 12,500

Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (234)	$ (45)	$ (140)	$ (63)	$ (42)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	142	147	197	197	191
Loss on extinguishment of debt	6	0	(7)	78	(179)
Amortization of debt discount and issuance costs	15	12	15	17	15
Stock-based compensation expense		2	2	3	1
Other non-cash adjustments	3
Deferred income taxes	(3)	9	9	(19)	1
Noncash paid-in-kind interest election				11	28
Change in unrealized gain on derivative instruments					(7)
Income (Loss) from Equity Method Investments	(3)		6
Changes in operating assets and liabilities:
Accounts receivable	6	(21)	22	(7)	36
Increase (Decrease) in Inventories	(6)	(55)	(19)	(28)	35
Due to/from affiliates	(1)	10	10	4	(10)
Increase (Decrease) in Prepaid Expense and Other Assets	(5)	(11)	(7)	1	2
Trade payables	(15)	26	5	30	(52)
Accrued expenses and other liabilities	(18)		16	16	(19)
Accrued income taxes	1	(2)	(5)	5	19
Pension liabilities	9	12	5	17	8
Net cash (used in) provided by operating activities	(103)	84	109	262	27
Cash flows from investing activities:
Capital expenditures	(69)	(71)	(111)	(95)	(77)
Purchases of intangible assets	(2)	(2)	(2)	(4)	(3)
Proceeds from disposal of assets	2
Investment in joint venture			(6)		(5)
Net cash used in investing activities	(69)	(73)	(119)	(99)	(85)
Cash flows from financing activities:
Increase (decrease) in short-term borrowings	1	(1)	1	2	(7)
Proceeds from long-term debt	559	52	52	849	106
Payments of long-term debt	(487)	(61)	(88)	(890)	(158)
Debt issuance costs	(8)	(5)	(5)	(18)	(7)
Extinguishment of debt				(54)
Dividends paid to parent			(1)	(1)
Net cash used in financing activities	65	(15)	(41)	(112)	(66)
Decrease (increase) in cash and cash equivalents	(107)	(4)	(51)	51	(124)
Effect of exchange rate changes on cash	14			(7)	(6)
Cash and cash equivalents, beginning of period	203	254	254	210	340
Cash and cash equivalents, end of period	110	250	203	254	210
Cash paid during the year for:
Interest			203	208	219
Income taxes, net of refunds			$ 22	$ 8

Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Business and Basis of Presentation [Abstract]
Business and Basis of Presentation

(1) Business and Basis of Presentation

Momentive Performance Materials Inc. (the “Company” or “MPM”) was incorporated in Delaware on September 6, 2006 as a wholly-owned subsidiary of Momentive Performance Materials Holdings Inc. (MPM Holdings and together with its subsidiaries, the MPM Group) for the purpose of acquiring the assets and stock of various subsidiaries of General Electric Company (GE) that comprised GE’s Advanced Materials (GEAM or the Predecessor) business. The acquisition was completed on December 3, 2006 (the GE Advanced Materials Acquisition). GEAM was comprised of two businesses, GE Silicones and GE Quartz, and was an operating unit within the Industrial segment of GE. On October 1, 2010, the newly formed holding companies of MPM Holdings and Momentive Specialty Chemicals Holdings LLC (formerly known as Hexion LLC), the parent company of Momentive Specialty Chemicals Inc. (formerly known as Hexion Specialty Chemicals, Inc.), merged, with the surviving entity renamed Momentive Performance Materials Holdings LLC. The Company refers to this transaction as the “Momentive Combination”. As a result of the merger, Momentive Performance Materials Holdings LLC (Momentive Holdings) became the ultimate parent company of Momentive Performance Materials Inc. and Momentive Specialty Chemicals Inc. Momentive Holdings is controlled by investment funds managed by affiliates of Apollo Management Holdings, LP. (together with Apollo Global Management, LLC and subsidiaries, “Apollo”).

The Company is comprised of two businesses, Silicones and Quartz. Silicones is a global business engaged in the manufacture, sale and distribution of silanes, specialty silicones and urethane additives. Quartz, also a global business, is engaged in the manufacture, sale and distribution of high-purity fused quartz and ceramic materials. The Company is headquartered in Albany, New York.

Momentive Performance Materials Inc. is comprised of the following legal entities and their wholly-owned subsidiaries: Momentive Performance Materials USA Inc.; Momentive Performance Materials Worldwide Inc.; Momentive Performance Materials China SPV Inc.; Juniper Bond Holdings I LLC; Juniper Bond Holdings II LLC; Juniper Bond Holdings III LLC; and Juniper Bond Holdings IV LLC.

In the Americas, Silicones has manufacturing facilities in Waterford, New York; Sistersville, West Virginia; New Smyrna Beach, Florida; Itatiba, Brazil; and custom elastomers compounding operations in Chino, California and Garrett, Indiana. In the Americas, Quartz manufactures in Strongsville, Ohio; Willoughby, Ohio; Richmond Heights, Ohio and Newark, Ohio. A majority of the manufacturing personnel in Waterford, New York; Sistersville, West Virginia and Willoughby, Ohio are covered by collective bargaining agreements.

Silicones has manufacturing facilities outside the Americas in Leverkusen, Germany; Nantong, China; Ohta, Japan; Rayong, Thailand; Bergen op Zoom, Netherlands; Lostock, U.K.; Termoli, Italy; Antwerp, Belgium and Chennai, India. Quartz’ non-U.S. manufacturing facilities are located in Kozuki, Japan; Wuxi, China and Geesthacht, Germany. In Europe, employees at the Leverkusen, Bergen op Zoom, Termoli, and Geesthacht facilities are covered by collective bargaining agreements.

The collective bargaining agreements that cover the Willoughby, Ohio, Waterford, New York and Sistersville, West Virginia facilities will expire in 2013. The Company does not have significant collective bargaining agreements that will expire before the end of 2012.

(1) Description of Business

Momentive Performance Materials Inc. (the “Company” or “MPM”) was incorporated in Delaware on September 6, 2006 as a wholly-owned subsidiary of Momentive Performance Materials Holdings Inc. (MPM Holdings and together with its subsidiaries, the MPM Group) for the purpose of acquiring the assets and stock of various subsidiaries of General Electric Company (GE) that comprised GE’s Advanced Materials (GEAM or the Predecessor) business. The acquisition was completed on December 3, 2006 (the GE Advanced Materials Acquisition). GEAM was comprised of two businesses, GE Silicones and GE Quartz, and was an operating unit within the Industrial segment of GE. On October 1, 2010, the newly formed holding companies of MPM Holdings and Momentive Specialty Chemicals Holdings LLC (formerly known as Hexion LLC), the parent company of Momentive Specialty Chemicals Inc. (formerly known as Hexion Specialty Chemicals, Inc.), merged, with the surviving entity renamed Momentive Performance Materials Holdings LLC. The Company refers to this transaction as the “Momentive Combination”. As a result of the merger, Momentive Performance Materials Holdings LLC (Momentive Holdings) became the ultimate parent company of Momentive Performance Materials Inc. and Momentive Specialty Chemicals Inc. Momentive Holdings is controlled by investment funds managed by affiliates of Apollo Management Holdings, LP. (together with Apollo Global Management, LLC and subsidiaries, “Apollo”).

The Company is comprised of two businesses, Silicones and Quartz. Silicones (Silicones) is a global business engaged in the manufacture, sale and distribution of silanes, specialty silicones and urethane additives. Quartz (Quartz), also a global business, is engaged in the manufacture, sale and distribution of high-purity fused quartz and ceramic materials. The Company is headquartered in Albany, New York.

Momentive Performance Materials Inc. is comprised of the following legal entities and their wholly-owned subsidiaries: Momentive Performance Materials USA Inc.; Momentive Performance Materials Worldwide Inc.; Momentive Performance Materials China SPV Inc.; Juniper Bond Holdings I LLC; Juniper Bond Holdings II LLC; Juniper Bond Holdings III LLC; and Juniper Bond Holdings IV LLC.

In the Americas, Silicones has manufacturing facilities in Waterford, New York; Sistersville, West Virginia; New Smyrna Beach, Florida; Itatiba, Brazil; and custom elastomers compounding operations in Chino, California and Garrett, Indiana. In the Americas, Quartz manufactures in Strongsville, Ohio; Willoughby, Ohio; Richmond Heights, Ohio and Newark, Ohio. A majority of the manufacturing personnel in Waterford, New York; Sistersville, West Virginia and Willoughby, Ohio are covered by collective bargaining agreements.

Silicones has manufacturing facilities outside the Americas in Leverkusen, Germany; Nantong, China; Ohta, Japan; Rayong, Thailand; Shanghai, China; Bergen op Zoom, Netherlands; Lostock, U.K.; Termoli, Italy; Antwerp, Belgium and Chennai, India. Quartz’ non-U.S. manufacturing facilities are located in Kozuki, Japan; Wuxi, China and Geesthacht, Germany. In Europe, employees at the Leverkusen, Bergen op Zoom, Termoli, and Geesthacht facilities are covered by collective bargaining agreements.

The collective bargaining agreements that cover the Willoughby, Ohio, Waterford, New York and Sistersville, West Virginia facilities will expire in 2013. The Company does not have significant collective bargaining agreements that will expire before the end of 2012.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

The following is an update of the significant accounting policies followed by the Company.

(a) Consolidation

The condensed consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries as of September 30, 2012 and December 31, 2011, and for the fiscal three and nine-month periods ended September 30, 2012 and September 30, 2011. Noncontrolling interests represent the noncontrolling shareholder’s proportionate share of the equity in a consolidated joint venture affiliate. During the fiscal three-month period ended July 3, 2011, the Company disposed of its interest in this affiliate. All significant intercompany balances and transactions, including profit and loss as a result of those transactions, have been eliminated in the consolidation.

The Company also has investments in nonconsolidated entities, primarily consisting of a subsidiary’s investments in a siloxane joint venture in China.

(b) Income Taxes

For the fiscal three and nine-month periods ended September 30, 2012 and September 30, 2011, the Company’s provision for income taxes was calculated by applying an estimate of the annual effective tax rate for the full fiscal year to “ordinary” income or loss (pre-tax income or loss excluding unusual or infrequently occurring discrete items). Discrete items are recorded in the period in which they are incurred.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment dates. A valuation allowance is established, as needed, to reduce deferred tax assets to the amount expected to be realized.

(c) Foreign Currency

Assets and liabilities of non-U.S. operations have been translated into United States dollars at the applicable rates of exchange in effect at the end of each period and any resulting translation gains and losses are included as a separate component of shareholder’s equity in the Condensed Consolidated Balance Sheets. Revenues, expenses and cash flows have been translated at the applicable weighted average rates of exchanges in effect during the applicable period. Certain non-U.S. operations use the United States dollar as their functional currency since a majority of their activities are transacted in United States dollars. Aggregate realized and unrealized gains (losses) on foreign currency transactions for the fiscal nine-month periods ended September 30, 2012 and 2011 were $(5) and $3, respectively. These amounts are included in selling, general and administrative expenses in the Condensed Consolidated Statements of Operations. During the fiscal three-month period ended June 30, 2012, an additional $2 of realized losses on foreign currency transactions was recorded in conjunction with the loss on the extinguishment and exchange of debt and is recorded in other income (expense).

(d) Use of Estimates

The preparation of the unaudited condensed consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amount of property and equipment, goodwill and intangibles, valuation allowances for receivables, inventories, deferred income tax assets and assets and obligations related to employee benefits. Actual results could differ from those estimates.

(e) Recently Issued Accounting Standards

Newly Adopted Accounting Standards

On January 1, 2012, the Company adopted the provisions of Accounting Standards Update No. 2011-04: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended existing fair value measurement guidance and is intended to align U.S. GAAP and International Financial Reporting Standards. The guidance requires several new disclosures, including additional quantitative information about significant unobservable inputs used in Level 3 fair value measurements and a qualitative description of the valuation process for both recurring and nonrecurring Level 2 and Level 3 fair value measurements. ASU 2011-04 also requires the disclosure of all fair value measurements by fair value hierarchy level, amongst other requirements. The adoption of ASU 2011-04 did not have a material impact on the Company’s unaudited Condensed Consolidated Financial Statements.

On January 1, 2012, the Company adopted the provisions of Accounting Standards Update No. 2011-05: Comprehensive Income (“ASU 2011-05”), which was issued by the FASB in June 2011 and amended by Accounting Standards Update No. 2011-12: Comprehensive Income (“ASU 2011-12”) issued in December 2011. ASU 2011-05 amended presentation guidance by eliminating the option for an entity to present the components of comprehensive income as part of the statements of changes in stockholders’ equity and required presentation of comprehensive income in a single continuous financial statement or two separate consecutive financial statements. ASU 2011-12 deferred the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in ASU 2011-05. The amendments in ASU 2011-05 did not change the items that must be reported in other comprehensive income or when an item of comprehensive income must be reclassified to net income. The Company has presented comprehensive income in a separate and consecutive statement entitled, “Condensed Consolidated Statements of Comprehensive Income (Loss)”.

Newly Issued Accounting Standards

There were no newly issued accounting standards in the third quarter of 2012 applicable to the Company’s unaudited Condensed Consolidated Financial Statements.

(f) Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, trade payables, short-term borrowings and accrued expenses and other liabilities. Carrying amounts approximate fair value due to the short-term maturity of these instruments. The fair value of long-term debt is disclosed in Note 5.

(g) Reclassifications

Certain prior period balances have been reclassified to conform to the current year presentation. Certain prior period non-trade accounts receivable balances were reclassed to other current assets in the current period.

(2) Summary of Significant Accounting Policies

(a) Accounting Principles

These consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles.

(b) Consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. Noncontrolling interests represent the noncontrolling shareholder’s proportionate share of the equity in a consolidated joint venture affiliate. During 2011, the Company disposed of its interest in this affiliate. All significant intercompany balances and transactions, including profit and loss as a result of those transactions, have been eliminated in the consolidation.

The Company also has investments in nonconsolidated entities, primarily consisting of a subsidiary’s investments in a siloxane joint venture in China. During 2011, the Company’s subsidiary contributed $6 to the joint venture as a capital contribution. Prior to this contribution, the investments in the joint venture had no carrying value. Upon this capital contribution, the Company’s subsidiary, which has a 49% ownership interest in the joint venture, recognized 49% of the joint venture’s losses from its inception. During 2011, the Company recorded $6 in losses, which represents its subsidiary’s share of all losses from inception. The Company is also committed to make additional capital contributions of $26 to this joint venture, which will likely occur in 2013 or later.

In connection with the GE Advanced Materials Acquisition, MPM Holdings, the Company’s Parent, issued a Senior Discount PIK Note in an aggregate principal amount of $400 million. This note was subsequently split into separate notes with identical terms (Senior Discount Notes). The Senior Discount Notes mature on December 4, 2017. Interest accrues at 11% pay-in-kind per annum in the form of an increase in the accreted value of the notes and no cash interest is payable on the note until maturity. The Senior Discount Notes have a maximum principal sum of $1,231 million on the maturity date. The Company has not reflected the Senior Discount Notes in its consolidated financial statements based on the absence of definitive cash requirements by the Company to support MPM Holdings’ debt service in the foreseeable future. In addition, the Company has not guaranteed the Senior Discount Notes or provided any other form of security interests in the assets of the Company for this obligation of MPM Holdings.

(c) Foreign Currency

Assets and liabilities of non-U.S. operations have been translated into United States dollars at the applicable rates of exchange in effect at the end of each period and any resulting translation gains and losses are included as a separate component of shareholder’s equity in the Consolidated Balance Sheets. Revenues, expenses and cash flows have been translated at the applicable weighted average rates of exchanges in effect during the applicable period. Aggregate realized and unrealized gains (losses) on foreign currency transactions for the years ended December 31, 2011, 2010 and 2009 were $5, $9 and $10, respectively. These amounts are included in selling, general and administrative expenses in the Consolidated Statements of Operations. In 2010, an additional $25 of realized losses on foreign currency transactions was recorded in conjunction with the loss on the debt extinguishment and exchange and is recorded in other income (expense). Certain non-U.S. operations use the United States dollar as their functional currency since a majority of their activities are transacted in United States dollars.

(d) Use of Estimates

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amount of property and equipment, goodwill and intangibles, valuation allowances for receivables, inventories, deferred income tax assets and assets and obligations related to employee benefits. Actual results could differ from those estimates.

(e) Cash Equivalents

Cash equivalents consist of bank deposits, money market and other financial instruments with an initial maturity of three months or less. For purposes of the Consolidated Statements of Cash Flows, the Company considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

(f) Revenue Recognition

Revenues comprise the invoiced value for the sale of goods, net of value added tax, rebates and discounts, and after elimination of sales between the consolidated entities.

The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable.

(g) Receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. An allowance for doubtful accounts has been established based upon the Company’s best estimate of probable credit losses related to these receivables. The allowance is based on the customers’ financial status and historical write-off experience. Account balances are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

(h) Inventories

All inventories are stated at the lower of cost or net realizable values. The Company uses the first-in, first-out (FIFO) method of accounting for inventories.

(i) Property and Equipment

Property and equipment are stated at cost and depreciated over their estimated economic useful lives. Depreciation expense on property and equipment is calculated using the straight-line method. Leasehold improvements and assets under capital leases are amortized over the shorter of the lease term or estimated useful life of the assets.

Property and equipment considers the allocation of fair values as of the date of the Acquisition. Property and equipment includes costs related to the development of internal use software pursuant to the guidance in the Intangibles—Goodwill and Other Topic, ASC 350-40.

Maintenance costs, including expense related to planned major maintenance activities, are recognized in the Consolidated Statements of Operations in the periods during which the underlying costs are incurred.

(j) Investments in Nonconsolidated Affiliates

For those investments in affiliates that the Company has the ability to exercise significant influence, the equity method of accounting is used. Under this method, the investment, originally recorded at cost, is adjusted to recognize the Company’s share of net earnings or losses of the affiliates as they occur rather than as dividends or as other distributions are received. The Company’s share of net income or loss of affiliates also includes other than temporary declines in fair value recognized during the period, if any.

(k) Goodwill

The Company does not amortize goodwill, but tests it annually (based on financial information as of the fiscal third quarter of each year) for impairment using a fair value approach at the reporting unit level. The Company also tests goodwill for impairment when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. This assessment requires the Company to estimate the fair market value of its reporting units. If the Company determines that the fair values of our reporting units are less than their carrying amounts, absent other facts to the contrary, the Company must recognize an impairment charge for the associated goodwill of the reporting unit against earnings in the consolidated financial statements. Based on the guidance provided by the Goodwill and other Topic, ASC 350-20-35, the Company has determined that the Silicones and Quartz businesses represent the two reporting units for the purposes of the annual goodwill impairment evaluation.

The Company performs an annual assessment of qualitative factors to determine whether the existence of any events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than the carrying amount of the reporting unit’s net assets. If, after assessing all events and circumstances, the Company determines it is more likely than not that the fair value of a reporting unit is less than the carrying amount of the reporting unit’s net assets, goodwill is evaluated for impairment using the two-step process as prescribed in the Goodwill and other Topic, ASC 350-20-35. The first step is to compare the fair value of the reporting unit to its carrying amount. If the carrying amount exceeds the fair value, a second step must be performed to calculate impairment. Otherwise, if the fair value of the reporting unit exceeds the carrying amount, the goodwill is not considered to be impaired as of the measurement date. To determine fair value for the reporting units, the Company uses a combination of a discounted cash flow model and a market multiple model, both weighted equally. The discounted cash flow model requires management to project revenues, operating expenses, working capital investment, capital spending and cash flows over a multiyear period, as well as determine the weighted average cost of capital to be used as a discount rate. Applying this discount rate to the multiyear projections provides an estimate of fair value for the reporting unit. The benefit to the discounted cash flow model is that it incorporates management’s understanding of the business and factors in company specific data that may not be representative of other market participants. The market multiple method requires management to select a representative sample of peer companies to incorporate into the model. Utilizing financial information available for the peer companies, management arrives at a market multiple that is applied to projected EBITDA to arrive at the estimated fair value of the reporting unit. The benefit to the market multiple model is that it incorporates external market factors and the performance of other similar market participants in order to arrive at an estimate of fair value. In preparing the goodwill impairment analysis, the Company believes that an equal weighting of the two models is the most meaningful manner in which to arrive at an estimate of fair value as it incorporates both internal knowledge of the Company as well as the external market factors to which the Company is exposed.

Due to the numerous variables associated with judgments and assumptions relating to the valuation of the reporting unit and the effects of changes in circumstances affecting this valuation, both the precision and reliability of the resulting estimates are subject to uncertainty, and as additional information becomes known, the Company may change its estimates.

(l) Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of and Intangible Assets

Long-lived assets, such as property and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized. The impairment charge is the amount by which the carrying amount of the asset exceeds the fair value of the asset. For purposes of recognition and measurement of an impairment loss, assets are grouped at the level at which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Assets to be disposed of would be separately presented in the Consolidated Balance Sheets, reported at the lower of their carrying amount or fair value less costs to sell, and no longer depreciated. The Company amortizes the cost of other intangibles over their estimated useful lives on a straight-line basis.

(m) Advertising

Advertising costs are expensed as incurred and were $7, $9 and $6 for the years ended December 31, 2011, 2010 and 2009, respectively. Advertising costs are recorded in selling, general, and administrative expenses in the accompanying Consolidated Statements of Operations.

(n) Deferred Financing Costs

Deferred financing costs were recorded by the Company in connection with the long-term financing arrangements associated with the GE Advanced Materials Acquisition and with the debt refinancing and private exchange offers completed in November of 2010 and June of 2009, respectively, and described in Note 9. Deferred financing costs, net of accumulated amortization, of $67 and $71 are included in other long-term assets in the accompanying Consolidated Balance Sheets at December 31, 2011 and 2010, respectively. These costs are amortized using the effective interest method over the term of the related debt. The amortization of deferred financing costs, which is classified as interest expense in the Consolidated Statements of Operations, was $8, $10 and $10 for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, $12 and $6 of deferred financing costs were written off in conjunction with the debt extinguishment and exchange transaction in November of 2010 and June of 2009, respectively.

(o) Pension Liabilities

Pension assumptions are significant inputs to the actuarial models that measure pension benefit obligations and related effects on operations. Two assumptions—discount rate and expected return on assets—are important elements of plan expense and asset/liability measurement. The Company evaluates these critical assumptions at least annually on a plan and country-specific basis. The Company periodically evaluates other assumptions involving demographic factors, such as retirement age, mortality and turnover, and updates them to reflect the Company’s experience and expectations for the future. Actual results in any given year will often differ from actuarial assumptions because of economic and other factors.

Accumulated and projected benefit obligations are measured as the present value of future cash payments. The Company discounts those cash payments using the weighted average of market-observed yields for high quality fixed income securities with maturities that correspond to the payment of benefits. Lower discount rates increase present values and subsequent-year pension expense; higher discount rates decrease present values and subsequent-year pension expense.

To determine the expected long-term rate of return on pension plan assets, the Company considers current and expected asset allocations, as well as historical and expected returns on various categories of plan assets. In developing future return expectations for the principal benefit plans’ assets, the Company evaluates general market trends as well as key elements of asset class returns such as expected earnings growth, yields and spreads across a number of potential scenarios.

(p) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment dates. A valuation allowance is established, as needed, to reduce deferred tax assets to the amount expected to be realized.

The majority of the Company’s non-U.S. operations have been treated as branches of the U.S. Company and are included in the MPM Group’s U.S. consolidated income tax return. For the purpose of the consolidated financial statements, for the years ended December 31, 2011, 2010 and 2009, the tax provision for all operations has been prepared on a consolidated basis.

The Income Taxes Topic, ASC 740, clarifies the accounting for uncertainty in income taxes recognized in the financial statements. The Statement prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in its tax return. The Company also applies the guidance relating to de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

(q) Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with Stock Compensation Topic, ASC 718. ASC 718 requires companies to recognize compensation expense using a fair-value based method for costs related to share-based payments including stock options and employee stock purchase plans. The expense is measured based on the fair value of the award at its grant date based on the estimated number of awards that are expected to vest, and recorded over the applicable requisite service period. In the absence of an observable market price for a share-based award, the fair value is based upon a valuation methodology that takes into consideration various factors, including the exercise price of the award, the expected term of the award, the current price of the underlying shares, the expected volatility of the underlying share price based on peer companies, the expected dividends on the underlying shares and the risk-free interest rate.

A portion of the Company’s option awards vest over time, while some have a vesting contingent upon attainment of a specified performance measure. For expense recognition related to awards with graded vesting, the Company has adopted a policy of recognizing expense over the requisite service period of each separately vesting portion of the award as if each vesting tranche was a separate grant. For awards with vesting contingent upon attainment of a specific performance measure, expense is measured but not recorded until the actual occurrence of the condition being met, at which time the total remaining expense would be recognized.

(r) Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, trade payables, short-term borrowings and accrued expenses and other liabilities. Carrying amounts approximate fair value due to the short-term maturity of these instruments. The fair value of long-term debt is disclosed in note 9.

(s) Derivative Instruments and Hedging Activities

The Company conducts business activities in diverse markets around the world. The Company is exposed to market fluctuations in the price of platinum, natural gas and electricity, as well as currency exchange risks in its business operations. The Company manages its exposure to these risks using derivative instruments. The Company applies strict policies to manage each of these risks, including prohibitions on derivatives trading, derivatives market-making or other speculative activities.

The Company accounts for its derivatives and hedging activities in accordance with the Derivatives and Hedging Topic, ASC 815, which requires that all derivative instruments be recorded on the Consolidated Balance Sheets at their respective fair values and changes in the fair value are recognized immediately in income, unless the derivatives qualify as hedges of cash flows. The Company uses internal valuation models that incorporate market-based information to value derivative contracts that are not exchange-traded instruments. Derivative contracts representing unrealized gain positions and purchased options are recorded as assets. Derivative contracts representing unrealized losses and options sold are recorded as liabilities. Gains and losses on derivatives designated as hedges, when recognized, are included in cost of sales, excluding depreciation; selling, general and administrative expenses; or interest expense in the Company’s Consolidated Statement of Operations. Specific line item classification is determined based on the nature of the risk underlying individual hedge strategies. Gains and losses on derivatives not designated as hedges are included in other income (expense), net.

On March 10, 2008, the Company entered into an interest rate swap agreement, whereby the Company receives one-month LIBOR and pays a fixed rate of 2.48% on a notional value of $185. The interest rate swap expired on March 31, 2010. The Company designated the interest rate swap as a cash flow hedge of variable interest rate risk associated with the first $185 of its U.S. dollar denominated term loan (tranche B-1). The Company recorded the change in fair value of the interest rate swap in accumulated other comprehensive income as a pre-tax unrealized gain of $1 for the year ended December 31, 2010.

(t) Commitments and Contingencies

The Company records liabilities for loss contingencies, including environmental remediation costs, arising from claims, assessments, litigation, fines, and penalties and other sources when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Accruals for estimated losses from environmental remediation obligations generally are recognized no later than completion of the remedial feasibility study. Such accruals are adjusted as further information develops or circumstances change.

(u) Recently Issued Accounting Standards

Changes to accounting principles generally accepted in the United States of America (U.S. GAAP) are established by the Financial Accounting Standards Board (FASB) in the form of accounting standards updates (ASUs) to the FASB’s Accounting Standards Codification.

The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the consolidated financial position and results of operations.

Newly Adopted Accounting Standards

In September 2011, the FASB issued Accounting Standards Update No. 2011-08: Testing for Goodwill Impairment (“ASU 2011-08”). ASU 2011-08 amends current goodwill impairment testing guidance by providing entities with an option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 will be effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011; however, early adoption is permitted. In the fourth quarter of 2011, the Company elected to early adopt ASU 2011-08 for its annual goodwill impairment test for the year ended December 31, 2011. The early adoption of ASU 2011-08 did not have a material impact on the Company’s consolidated financial statements.

Newly Issued Accounting Standards

In June 2011, the FASB issued Accounting Standards Update No. 2011-05: Comprehensive Income (“ASU 2011-05”). ASU 2011-05 amends current presentation guidance by eliminating the option for an entity to present the components of comprehensive income as part of the statement of changes in stockholder’s equity and requires presentation of comprehensive income in a single continuous financial statement or in two separate but consecutive financial statements. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 will be effective for the Company on January 1, 2012. The Company has retrospectively applied the presentation of its Statement of Comprehensive Income in accordance with ASU 2011-12 within its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-12: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement, while still requiring entities to adopt the other requirements contained in ASU 2011-05. The Company is currently assessing the impact of ASU 2011-12 on the presentation of its Statement of Comprehensive Income within its consolidated financial statements.

(v) Restructuring and other costs

Included in restructuring and other costs are costs related to restructuring (primarily severance payments associated with workforce reductions), consulting services associated with transformation savings, and initial stand-alone activities.

The Company recognized restructuring costs of $9, $3 and $22 (of which $2 related to asset impairment), and other costs of $24, $20, and $1 for the years ended December 31, 2011, 2010 and 2009, respectively. Other costs of $24 for the year ended December 31, 2011 were primarily comprised of costs associated with the Momentive Combination and various debt restructuring activities. Other costs of $20 for the year ended December 31, 2010 were primarily comprised of costs associated with the Momentive Combination and the settlement of all claims brought by the National Labor Relations Board arising from a dispute between the Company and one of its unions related to wage reductions and changes in job classifications implemented by the Company at its Waterford, NY facility in January 2009. Other costs of $1 for the year ended December 31, 2009 included a one-time benefit reduction and wage tax credits of $5 recorded during fiscal three-month period ended March 29, 2009.

The following table sets forth the changes in the restructuring reserve:

	Silicones	Quartz	Total
Balance as of January 1, 2010	$8	$3	$11
Additions	3	—	3
Cash payments	(8)	(3)	(11)
Foreign currency translation adjustments	—	—	—

Balance as of December 31, 2010	3	—	3
Additions	9	—	9
Cash payments	(4)	—	(4)
Foreign currency translation adjustments	—	—	—

Balance as of December 31, 2011	$8	$—	$8

The restructuring costs above are primarily related to the Momentive Combination and are expected to be paid in 2012.

(w) Shipping and Handling Costs

Freight costs that are billed to customers are included in Net sales in the Consolidated Statements of Operations. Shipping costs are incurred to move the Company’s products from production and storage facilities to the customer. Handling costs are incurred from the point the product is removed from inventory until it is provided to the shipper and generally include costs to store, move and prepare the products for shipment. Shipping and handling costs are recorded in Cost of sales in the Consolidated Statements of Operations.

(x) Reclassifications

Certain prior period balances have been reclassified to conform to the current year presentation. Certain prior period non-trade accounts receivable balances were reclassed to other current assets in the current period.

Restructuring and Other Costs	9 Months Ended
Sep. 30, 2012
Restructuring and Other Costs [Abstract]
Restructuring and Other Costs

(3) Restructuring and Other Costs

Included in restructuring and other costs are costs related to restructuring (primarily severance payments associated with workforce reductions) and services and other expenses associated with transformation savings activities.

In the second quarter of 2012, in response to the uncertain economic outlook, the Company initiated significant restructuring programs with the intent to optimize its cost structure. Prior to the second quarter of 2012, the Company had recognized significant restructuring costs primarily related to the Momentive Combination. At September 30, 2012, the Company had $26 of in-process cost reduction programs savings expected to be achieved over the remaining life of the projects. The Company estimates that these restructuring cost activities will occur over the next 12 to 18 months. As of September 30, 2012, the costs expected to be incurred on restructuring activities are estimated at $15, consisting mainly of workforce reductions.

The following table summarizes restructuring information by type of cost:

	Workforce reductions	Site closure costs	Other projects	Total
Future restructuring costs expected to be incurred	$15	$—	$—	$15
Cumulative restructuring costs incurred through September 30, 2012	$31	$—	$—	$31
Accrued liability at December 31, 2011	8	—	—	8
Restructuring charges	19	—	—	19
Payments	$(10)	$—	$—	(10)

Balance as of September 30, 2012	$17	$—	$—	$17

Workforce reduction costs primarily relate to non-voluntary employee termination benefits and are accounted for under the guidance for nonretirement postemployment benefits or as exit and disposal costs, as applicable. During the three and nine months ended September 30, 2012, charges of $3 and $19, respectively, were recorded in “Restructuring and other costs” in the unaudited Condensed Consolidated Statements of Operations. At September 30, 2012 and December 31, 2011, the Company had accrued $17 and $8, respectively, for restructuring liabilities in “Accrued expenses and other liabilities” in the unaudited Condensed Consolidated Balance Sheets. All of the restructuring activity related to the Silicones business.

For the fiscal three-month periods ended September 30, 2012 and 2011, the Company recognized other costs of $5 and $6, respectively. For the fiscal nine-month periods ended September 30, 2012 and 2011, the Company recognized other costs of $13 and $17, respectively. These costs are primarily comprised of one-time payments for services and integration expenses.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

(4) Related Party Transactions

On October 1, 2010 in connection with the closing of the Momentive Combination, the Company entered into a shared services agreement with MSC. Under this agreement, as amended on March 17, 2011 (the “Shared Services Agreement”), the Company provides to MSC, and MSC provides to the Company, certain services, including, but not limited to, executive and senior management, administrative support, human resources, information technology support, accounting, finance, technology development, legal and procurement services. The Shared Services Agreement establishes certain criteria upon which the costs of such services are allocated between MSC and the Company. Pursuant to this agreement, during the nine-month periods ended September 30, 2012 and September 30, 2011, the Company incurred approximately $106 and $128, respectively, of net costs for shared services and MSC incurred approximately $113 and $133, respectively, of net costs for shared services. Included in the net costs incurred for shared services under the Shared Services Agreement during the nine-months periods ended September 30, 2012 and September 30, 2011, were net billings from MSC to MPM of $16 and $5, respectively, to bring the percentage of total net incurred costs for shared services under the Shared Services agreement to 49% for the Company and 51% for MSC, as well as to reflect costs allocated 100% to one party. During the nine-month periods ended September 30, 2012 and September 30, 2011, the Company realized approximately $23 and $15, respectively, in cost savings as a result of the Shared Services Agreement. The Company had accounts receivable of $0 and $3 as of September 30, 2012 and December 31, 2011, respectively, and accounts payable to MSC of $3 and $15 at September 30, 2012 and December 31, 2011, respectively.

Momentive Holdings purchases insurance policies which also cover the Company and MSC. Amounts are billed to the Company based on the Company’s relative share of the insurance premiums. The Company had accounts payable to Momentive Holdings of approximately $4 and $1 under these arrangements at September 30, 2012 and December 31, 2011, respectively.

On March 17, 2011, the Company entered into an amendment to the Shared Services Agreement with MSC to reflect the terms of the Master Confidentiality and Joint Development Agreement by and between MSC and the Company entered into on the same date.

In connection with the GE Advanced Materials Acquisition, MPM Holdings entered into a management consulting and advisory services agreement with Apollo and its affiliates for the provision of management and advisory services for an initial term of up to twelve years. The Company also agreed to indemnify Apollo and its affiliates and their directors, officers, and representatives for potential losses relating to the services contemplated under these agreements. Terms of the agreement provide for annual fees of $3.5 plus out of pocket expenses, payable in one lump sum annually, and provide for a lump-sum settlement equal to the net present value of the remaining annual management fees payable under the remaining term of the agreement in connection with a sale or initial public offering by the Company. These fees are included within Selling, general and administrative expenses in the Company’s Consolidated Statements of Operations.

The Company sells products to various affiliated businesses (affiliates). For the fiscal three-month period ended September 30, 2012, sales to affiliates amounted to $4. Receivables from affiliates were $1 at September 30, 2012.

The Company purchases products and services from various affiliates. Purchases under these agreements amounted to $4 for the fiscal three-month period ended September 30, 2012. Payables to affiliates as of September 30, 2012, resulting from procurement activity and services was less than $1.

The Company is presently a party to an off-take agreement that provides for Asia Silicones Monomer Limited (“ASM”), which is owned 50% by GE Monomer (Holdings) Pte Ltd. and its affiliates to supply siloxane and certain related products to the Company through 2014 (or until certain ASM financing obligations are satisfied). At the closing of the GE Advanced Materials Acquisition, the Company entered into a long-term supply agreement with GE and GE Monomer (Holdings)Pte. Ltd. regarding the supply of siloxane and certain related products. Pursuant to the long-term siloxane supply agreement for the period through December 2026, GE and GE Monomer (Holdings) Pte. Ltd. will ensure the Company a minimum annual supply of siloxane and certain related products at least equal to the amount purchased by GE Toshiba Silicones (Thailand) Limited during the twelve month period ending November 30, 2006, subject to customary force majeure provisions and certain other limited exceptions. Under the current arrangement, the Company is committed to purchase approximately $113 for 2012 and $113 each year thereafter of off-take product, assuming total ASM production is equal to current volumes, without taking into account inflation and changes in foreign exchange rates. The Company purchased approximately $24 and $69 of supply from ASM for the fiscal three and nine-month periods ended September 30, 2012. Pursuant to an Assignment and Assumption Agreement, GE Monomer (Holdings) Pte. Ltd. also assigned its interest as licensor under a certain Technology License Agreement with ASM to the Company. Under this Technology License Agreement, the Company received royalties from ASM of less than $1 and $2 for the fiscal three and nine-month periods ended September 30, 2012.

An affiliate of GE is one of the lenders under the Company’s revolving credit facility representing approximately $160 of the lenders’ $300 revolving credit facility commitment.

(3) Related Party Transactions

On October 1, 2010 in connection with the closing of the Momentive Combination, the Company entered into a shared services agreement with MSC. Under this agreement, as amended on March 17, 2011 (the “Shared Services Agreement”), the Company provides to MSC, and MSC provides to the Company, certain services, including, but not limited to, executive and senior management, administrative support, human resources, information technology support, accounting, finance, technology development, legal and procurement services. The Shared Services Agreement establishes certain criteria upon which the costs of such services are allocated between MSC and the Company. Pursuant to this agreement, during the years ended December 31, 2011 and 2010 the Company incurred approximately $151 and $43, respectively, of costs for shared services and MSC incurred approximately $170 and $42, respectively, of costs for shared services (excluding, in each case, costs allocated 100% to one party), including shared service true-up billings in 2011. During the year ended December 31, 2011, the Company realized approximately $23 in cost savings as a result of the Shared Services Agreement. In the fourth quarter of 2011, MSC billed the Company approximately $7, which represents a true-up payment to bring the percentage of total net incurred costs for shared services for the year ended December 31, 2011 under the Shared Services Agreement to 49% for the Company and 51% for MSC as well as costs allocated 100% to one party. Included in the $7 was $5 that should have been billed to the Company in the second and third quarter of 2011. The out of period expense of $2 and $3 was not material to second and third quarter ending July 3, and September 30, 2011, respectively. The true-up amount is included in Selling, general and administrative expense in the Consolidated Statements of Operations. The Company had accounts receivable of $3 and $1 as of December 31, 2011 and 2010, respectively, and accounts payable to MSC of $15 and $0 at December 31, 2011 and 2010, respectively.

On March 17, 2011, the Company entered into an amendment to the Shared Services Agreement with MSC to reflect the terms of the Master Confidentiality and Joint Development Agreement by and between MSC and the Company entered into on the same date.

In connection with the GE Advanced Materials Acquisition, MPM Holdings entered into a management consulting and advisory services agreement with Apollo and its affiliates for the provision of management and advisory services for an initial term of up to twelve years. The Company also agreed to indemnify Apollo and its affiliates and their directors, officers, and representatives for potential losses relating to the services contemplated under these agreements. Terms of the agreement provide for annual fees of $3.5 plus out of pocket expenses, payable in one lump sum annually, and provide for a lump-sum settlement equal to the net present value of the remaining annual management fees payable under the remaining term of the agreement in connection with a sale or initial public offering by the Company. These fees are included within Selling, general and administrative expenses in the Company’s Consolidated Statements of Operations. The annual management fee for 2009 was waived due to the global recession.

The Company sells products to various affiliated businesses (affiliates). For the years ended December 31, 2011, 2010 and 2009, sales to affiliates amounted to $23, $21 and $19, respectively. Receivables from affiliates were $2 and $2 at December 31, 2011 and 2010, respectively.

GE and its affiliates provide a variety of services to the Company, including services pursuant to certain transition service agreements entered into at the time of the GE Advanced Materials Acquisition and other agreements entered into thereafter. Certain services, such as administering employee benefit plans and paying related claims, provision of voice and data networking, outsourcing of certain functions, environmental remediation, and other corporate services and headquarters’ overhead were charged to the Company as utilized and were charged pursuant to terms of the transition services agreements which expired in 2008. Billings for the services under the transition services agreement and other agreements amounted to $13, $13 and $23 for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the Company reimbursed Apollo affiliates $5 for employee relocation and expatriate expenses paid on the Company’s behalf for year ended December 31, 2009. These amounts are principally reflected in Selling, general and administrative expenses in the accompanying Consolidated Statements of Operations.

An affiliate of GE is one of the lenders under the Company’s revolving credit facility representing approximately $160 of the lenders’ $300 revolving credit facility commitment. See Note 9 for additional information on the revolving credit facility.

The Company purchased products from various affiliates totaling $14, $8, and $6, during the years ended December 31, 2011, 2010 and 2009, respectively. Payable to affiliates as of December 31, 2011 and 2010, resulting from procurement activity and services, was $1 and $2, respectively. In addition, during the year ended December 31, 2009, the Company purchased certain machinery and equipment from GE for $16.

The Company is presently a party to an off-take agreement that provides for Asia Silicones Monomer Limited (“ASM”) to supply siloxane and certain related products to the Company through 2014 (or until certain ASM financing obligations are satisfied). At the closing of the Acquisition, the Company entered into a long-term supply agreement with respect to the supply of siloxane and certain related products. Pursuant to the long-term siloxane supply agreement, GE and GE Monomer (Holdings) Pte. Ltd. will ensure the Company a minimum annual supply of siloxane and certain related products at least equal to the amount purchased by GE Toshiba Silicones (Thailand) Limited during the twelve month period ending November 30, 2006, subject to customary force majeure provisions and certain other limited exceptions, for a period of 20 years after the closing of the Acquisition, subject to customary force majeure provisions and certain other limited exceptions. Under the current arrangement, the Company is committed to purchase approximately $113 for 2012 and $113 each year thereafter of off-take product, assuming total ASM production is equal to current volumes, without taking into account inflation and changes in foreign exchange rates. The Company purchased approximately $109, $103 and $87 of supply from ASM for fiscal years ended December 31, 2011, 2010 and 2009, respectively. Future purchase commitments under this arrangement are included in note 14. Pursuant to an Assignment and Assumption Agreement, GE Monomer (Holdings) Pte. Ltd. also assigned its interest as licensor under a certain Technology License Agreement with ASM to the Company. Under this Technology License Agreement, the Company received royalties from ASM of approximately $2 for all of the years ended December 31, 2011, 2010 and 2009, respectively.

In January 2011, the Company declared a dividend of less than $1, a portion of which was paid during the year to fund the compensation of the Board of Managers of Momentive Holdings.

Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

(5) Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value hierarchy exists, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs that may be used to measure fair value are:

Level 1	Inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date.

Level 3	Unobservable inputs, that are supported by little or no market activity and are developed based on the best information available in the circumstances. For example, inputs derived through extrapolation or interpolation that cannot be corroborated by observable market data.

At September 30, 2012 and December 31, 2011, the Company had less than $1 of natural gas derivative contracts included in level 2. The fair value of the natural gas derivative contracts generally reflects the estimated amounts that the Company would receive or pay, on a pre-tax basis, to terminate the contracts at the reporting date based on broker quotes for the same or similar instruments. Counterparties to these contracts are highly rated financial institutions, none of which experienced any significant downgrades in the fiscal three-month period ended September 30, 2012 that would reduce the fair value receivable amount owed, if any, to the Company.

The following table summarizes the carrying amount and fair value of the Company’s non-derivative financial instruments at September 30, 2012:

		Fair Value
	Carrying Amount	Level 1	Level 2	Level 3
Springing Lien Notes	$1,331	$—	$964	$—
Senior Subordinated Notes	380	—	218	—
Second Lien Senior Secured Notes	184	—	207	—
Variable Rate Term Loans	735	—	687	—
Senior Secured Notes	250	—	253	—

Total	2,880	$—	$2,329	$—

In addition, the fair values of the $3 outstanding medium term loan, the $30 outstanding fixed asset loan, the $16 of outstanding working capital loans and the $80 of borrowings under the revolving credit facility were approximately the same as their outstanding balances. Fair values of debt classified as Level 2 are determined based on other similar financial instruments, or based upon interest rates that are currently available to the Company for the issuance of debt with similar terms and maturities. The carrying amounts of cash and cash equivalents, short term investments, accounts receivable, trade payables and accrued expenses and other liabilities are considered reasonable estimates of their fair values due to the short-term maturity of these financial instruments.

(4) Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value hierarchy exists, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs that may be used to measure fair value are:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Quoted prices for similar assets or liabilities in active markets; or observable prices that are based on observable market data, based on, directly or indirectly market-corroborated inputs. The Company’s level 2 liabilities included natural gas derivative contracts that are traded in an active exchange market.

Level 3	Unobservable inputs that are supported by little or no market activity and are developed based on the best information available in the circumstances.

At December 31, 2011 and December 31, 2010, the Company had less than $1 of natural gas derivative contracts included in level 2. The fair value of the natural gas derivative contracts generally reflects the estimated amounts that the Company would receive or pay, on a pre-tax basis, to terminate the contracts at the reporting date based on broker quotes for the same or similar instruments. Counterparties to these contracts are highly rated financial institutions, none of which experienced any significant downgrades in the year ended December 31, 2011 that would reduce the fair value receivable amount owed, if any, to the Company.

Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventories [Abstract]
Inventories

(6) Inventories

Inventories consisted of the following at September 30, 2012 and December 31, 2011:

	September 30, 2012	December 31, 2011
Raw materials and work in process	$123	$135
Finished goods	276	259

Total inventories	$399	$394

(5) Inventories Inventories consisted of the following at December 31:

	2011	2010
Raw materials and work in process	$135	$125
Finished goods	259	250

Total inventories	$394	$375

Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net [Abstract]
Property and Equipment, Net

(6) Property and Equipment, Net

Property and equipment consisted of the following at December 31:

	Life	2011	2010
Land and improvements	Indefinite	$88	$86
Buildings, structures and related improvements	3-40	390	384
Machinery and equipment	8-20	1,229	1,170
Office equipment, vehicle and tooling	3-10	100	86
Software	5	48	52
Construction-in-process		54	46

		1,909	1,824
Less accumulated depreciation and amortization		(825)	(715)

Total property and equipment, net		$1,084	$1,109

Leasehold improvements and assets under capital leases, which are included in Buildings, structures and related improvements, are amortized over the shorter of the lease term (3-12 years) or estimated useful life of the assets.

Total depreciation and amortization expense for the years ended December 31, 2011, 2010 and 2009 was $153, $154, and $149, respectively.

Interest costs of $1, $1, and $1 were capitalized for the years ended December 31, 2011, 2010 and 2009, respectively.

Goodwill and other Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other Intangible Assets, Net

(7) Goodwill and other Intangible Assets, Net

The goodwill set forth below resulted from the GE Advanced Materials Acquisition further discussed in Note 1.

The following table sets forth the changes in goodwill:

	Silicones	Quartz	Total
Balance as of December 31, 2009	$414	$—	$414
Foreign exchange translation	11	—	11

Balance as of December 31, 2010	425	—	425
Foreign exchange translation	7	—	7

Balance as of December 31, 2011	$432	$—	$432

At December 31, 2011, accumulated goodwill impairment losses recognized by the Company since the adoption of ASC Topic 350 were $700 and $158 for the Silicones and Quartz reporting units, respectively. The Quartz reporting unit’s goodwill was fully impaired.

Intangible assets as of December 31, 2011 and 2010 consisted of the following:

	Amortization period	Gross amount	Accumulated amortization	Net carrying amount
2011
Amortizing intangible assets:
Customer relationships	15-20 years	$429	$(124)	$305
Trademarks	7-20 years	146	(45)	101
Unpatented technology	20 years	149	(38)	111
Patents and other	10-20 years	37	(12)	25

Total		$761	$(219)	$542

2010
Amortizing intangible assets:
Customer relationships	15-20 years	$436	$(100)	$336
Trademarks	7-20 years	144	(36)	108
Unpatented technology	20 years	147	(30)	117
Patents and other	10-20 years	34	(9)	25

Total		$761	$(175)	$586

Amortization expense for amortizing intangible assets was $45, $43 and $43 for the years ended December 31, 2011, 2010 and 2009, respectively. There were no significant additions to intangible assets for the years ended December 31, 2011 and 2010. The change in the net carrying balances was primarily a result of fluctuations in foreign currency translation and amortization expense. The estimated amortization expense for the next five years is as follows:

Year ending December 31:
2012	$44
2013	44
2014	44
2015	41
2016	41

Debt Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Obligations [Abstract]
Debt Obligations

(7) Debt Obligations

(a) Short-Term Borrowings

At September 30, 2012, the Company’s short-term borrowings consisted of bank borrowings of $4 with a weighted average interest rate of 9.90%. At December 31, 2011, the Company’s short-term borrowings consisted of bank borrowings of $3 with a weighted average interest rate of 9.90%.

(b) Long-Term Debt

As of September 30, 2012, the Company had $80 of outstanding borrowings under the revolving credit facility. The outstanding letters of credit under the revolving credit facility at September 30, 2012 were $47, leaving an unused borrowing capacity of $173. Outstanding letters of credit issued under the synthetic letter of credit facility at September 30, 2012 were $32, leaving an unused capacity of $1.

In May 2012, the Company issued $250 in aggregate principal amount of 10% senior secured notes due October 2020 (the “Senior Secured Notes”) at an issue price of 100%. The Company used the net proceeds to repay $240 in aggregate principal amount of existing term loans maturing May 2015 under its senior secured credit facilities, effectively extending its debt maturity profile. The Company recognized a loss of $6 on this extinguishment of debt. The Senior Secured Notes are guaranteed on a senior secured basis by the Company’s existing domestic subsidiaries that are guarantors under the senior secured credit facilities and will be guaranteed on the same basis by any future domestic subsidiaries that guarantee any debt of the Company or of any guarantor of the Senior Secured Notes. The Senior Secured Notes are secured by a security interest in certain assets of the Company and such U.S. subsidiaries, which interest is junior in priority to the liens on substantially the same collateral securing the existing senior secured credit facilities and senior in priority to the liens on substantially the same collateral securing the 12 1/2% Second-Lien Senior Secured Notes due 2014.

In April 2012, the Company’s wholly-owned subsidiary Momentive Performance Materials GmbH, the German Borrower under the senior secured credit facilities, incurred incremental term loans due May 2015 under the senior secured credit facilities in an aggregate principal amount of $175 in the form of new tranche B-3 term loans denominated in U.S. dollars. Net consideration from the transaction (which consisted of a combination of cash and rollover debt after discounts and fees), together with cash on hand, was used to extinguish approximately $178 of existing term loans maturing December 2013, effectively extending the Company’s debt maturity profile. The interest rate per annum applicable to the tranche B-3 term loan is equal to an adjusted LIBOR rate for, at the option of the German Borrower, a one-, two-, three- or six-month interest period, or a nine- or twelve-month period, if available from all relevant lenders, in each case plus an applicable margin of 3.5%. As part of the senior secured credit facilities, the tranche B-3 term loans are subject to the covenants under the Credit Agreement (none of which were modified in connection with the incurrence of the new term loans), including the Senior Secured Leverage Ratio maintenance covenant.

At September 30, 2012, the Company was in compliance with the covenants of all long-term debt agreements.

(8) Indebtedness

(a) Short-Term Borrowings

At December 31, 2011, the Company’s short-term borrowings consisted of bank borrowings of $3 with a weighted average interest rate of 9.90%. At December 31, 2010, the Company’s short-term borrowings consisted of a loan from a former subsidiary of $2.

(b) Long-Term Debt

In connection with the GE Advanced Materials Acquisition, the Company entered into a credit agreement on December 4, 2006. The credit agreement currently includes: (i) $1,010 term loan facility, consisting of a U.S. dollar denominated tranche (B-1) and Euro denominated tranche (B-2); (ii) $300 revolving credit facility that includes a revolving letter of credit facility (Revolver) that expires on December 3, 2012; and, (iii) a $33 synthetic letter of credit facility (Letter of Credit Facility), which amortizes by 1% of the original commitment annually and expires on December 3, 2013 (collectively, the Senior Secured Credit Facility).

The Company had no outstanding amounts under the revolving credit facility at December 31, 2011. The outstanding letters of credit under the revolving credit facility at December 31, 2011 were $42, leaving unused capacity of $258. Outstanding letters of credit issued under the synthetic letter of credit facility at December 31, 2011 were $31, leaving unused capacity of $2.

Effective February 10, 2011, the Company amended its Credit Agreement dated December 3, 2006 (the Amendment). Under the Amendment the Company, among other things: (i) extended the maturity of term loans held by consenting lenders to May 5, 2015 and increased the applicable margin with respect to such extended term loans to 3.50% per annum for eurocurrency loans, (ii) allowed future mandatory and voluntary prepayments to be directed to non-extended term loans prior to the extended maturity term loans, (iii) subject to the requirement to make such offers on a pro rata basis to all term loan lenders and/or to all lenders holding revolving commitments, as applicable, allowed the Company to extend the maturity of term loans and/or revolving commitments, as applicable, and for the Company to otherwise modify the terms of loans or revolving commitments in connection with such an extension and (iv) amended certain other terms therein.

Pursuant to the Amendment, lenders under the Credit Agreement extended the maturity of (i) approximately $437 aggregate principal amount of their dollar term loans (approximately 87% of the total dollar term loans) and (ii) approximately €298 aggregate principal amount of their euro term loans (approximately 78% of the total euro term loans), for an overall extension of approximately $846 aggregate U.S. dollar equivalent principal amount of term loans (approximately 82% of the total term loans).

In March 2011, Momentive Performance Materials Nantong Co. Ltd. (MPM Nantong) entered into a fixed asset loan agreement with Agricultural Bank of China (ABOC) providing for a loan of $37, which was funded on March 21, 2011. The loan is denominated in Chinese renminbi and collateralized by certain assets of MPM Nantong. The proceeds of this loan along with internal funds were used to fully pay the remaining amount outstanding due under MPM Nantong’s construction loan with China Construction Bank of $51. Principal repayments on the new fixed asset loan agreement are due and payable in annual installments of $8 (subject to exchange rates) on December 31 of 2011 through 2014, with the remaining balance due on December 31, 2015. Interest on the loan is due quarterly and is based on 101% of the People’s Bank of China reference rate. The interest rate on the loan as of December 31, 2011 was 6.52%. MPM Nantong also entered into two working capital loan agreements with ABOC in April and May, 2011 providing for revolving secured loans up to $16 (subject to exchange rates), all of which were outstanding as of December 31, 2011. These revolving loans, which are also denominated in Chinese renminbi, must be paid down and renewed annually and bear interest based on 105% of the People’s Bank of China reference rate for loans with a one-year term. The interest rate on these loans as of December 31, 2011 was 6.89%.

In the fourth quarter of 2010, Momentive Performance USA Materials Inc. and Momentive Performance Materials GmbH (together, the Borrower), subsidiaries of the Company, obtained commitments from certain existing revolving facility lenders (the “existing lender commitment parties”) and certain other financial institutions (the “new lender commitment parties”) to provide a new and/or extended revolving facility for the full $300 under the Borrower’s existing revolving credit facility. The commitments for the new revolving facility are subject to customary conditions and will take effect on the following date (the “commitment effective date”), as applicable: (1) in the case of a new lender commitment party, at the Borrower’s option, on or no more than five business days prior to December 3, 2012 (the “existing revolver maturity date”) or (2) in the case of an existing lender commitment party, the earlier of (A) the existing revolver maturity date or (B) in the event the Borrower obtains an amendment to its senior secured credit facility that extends the revolver maturity date, the date on which such amendment becomes effective. The commitments for the new revolving facility will mature on December 3, 2014 (the “extended revolver maturity date”). In the event more than $500 in term loans mature prior to 91 days after the extended revolver maturity date, the revolver loans outstanding under the new revolving facility must be repaid in full at least 91 days prior to such maturity date of such term loans and revolver loans may not be drawn thereunder until such term loans are repaid and/or their maturity date extended to a date not earlier than 91 days after the extended revolver maturity date. The new revolving facility, which cannot be drawn until the commitment effective date, will bear interest at a rate of LIBOR plus 4.75%.

In addition to the Senior Secured Credit Facility, on December 4, 2006, the Company also issued $765 of aggregate principal amount of 9  3/4 % Senior Notes, $300 of aggregate principal amount of Senior Toggle Notes, $363 U.S. Dollar equivalent aggregate principal amount of 9% Senior Notes and $500 aggregate principal amount of 11  1/ 2% Senior Subordinated Notes due 2016 (the Senior Subordinated Notes). Proceeds from these note issuances were used in connection with the GE Advanced Materials Acquisition. All of these notes except for the Senior Subordinated Notes have been fully retired in connection with subsequent refinancings as described below.

With respect to the Senior Toggle Notes due 2014, which were retired on December 22, 2010, interest accrued at either 10 1/8 % per annum if paid in cash or 10 7/8 % if paid-in-kind through additional borrowings. For any interest period after June 1, 2007 through December 1, 2010, the Company could elect to pay interest on the Senior Toggle Notes entirely in cash or entirely by increasing the principal amount of the Senior Toggle Notes or issuing new Senior Toggle Notes (“PIK Interest”). The Company paid interest in cash for the first three semi-annual interest periods. The Company made the permitted elections under the indenture governing the Senior Toggle Notes to pay in kind all interest under the Senior Toggle Notes that was due on December 1, 2008, June 1, 2009, December 1, 2009, and June 1, 2010, respectively. These elections increased the outstanding balance of the Senior Toggle Notes by $16, $17, $11, and $11 on such dates, respectively. The Company made another permitted election to pay all interest that was due on December 1, 2010 in cash.

On June 15, 2009, the Company completed private exchange offers to exchange $200 aggregate principal amount of 12 1/2 % Second-Lien Senior Secured Notes (the “Second Lien Notes”) due 2014 for certain of its outstanding unsecured notes. Approximately $48 in aggregate principal amount (or 6%) of 9  3/4 % Senior Notes, €30 in aggregate principal amount (or 11%) of 9% Senior Notes, $141 in aggregate principal amount (or 42%) of the Senior Toggle Notes and $118 in aggregate principal amount (or 24%) of the Senior Subordinated Notes were accepted in the exchange offers for $200 aggregate principal amount of Second-Lien Notes. The Second Lien Notes were recorded at their fair value of $163 on the date of the exchange. Interest on the Second Lien Notes is payable semiannually on June 15 and December 15 of each year, commencing on December 15, 2009. The purpose of the exchange offers was to reduce the outstanding principal amount of the Company’s debt. The Company recognized a gain on the exchange offers of $179.

The Second Lien Notes are guaranteed on a senior secured basis by each of the Company’s existing and future U.S. subsidiaries that is a borrower or a guarantor under the Company’s existing senior secured credit facility. The new Second Lien Notes are secured by a second-priority security interest in certain assets of the Company and such U.S. subsidiaries, which interest is junior in priority to the liens on substantially the same collateral securing the Company’s existing Senior Secured Credit Facility.

On October 22, 2010, the Company launched cash tender offers (Tender Offers) with respect to any and all of its outstanding 9 3/4 % Senior Notes due 2014 (9 3/ 4% Senior Notes), 9% Senior Notes due 2014 (9% Senior Notes) and 10  1/8% / 10 7/ 8% Senior Toggle Notes due 2014 (Senior Toggle Notes and together with the 9  3/4 % Senior Notes and 9% Senior Notes, the Senior Notes). The Company received tenders from the holders of (i) $451 aggregate principal amount of the 9  3/4 % Senior Notes due 2014, (ii) €156 aggregate principal amount of the 9% Senior Notes due 2014 and (iii) $75 aggregate principal amount of the 10  1/8% / 10 7/ 8% Senior Toggle Notes due 2014 by the expiration of the early tender payment deadline (Early Tender Date). On November 5, 2010, the Company exercised its right to accept for early payment all of the Senior Notes tendered by the Early Tender Date. After the Early Tender Date and prior to the expiration date of the Tender Offers, the Company received additional tenders from the holders of €165 thousand aggregate principal amount of the 9% Senior Notes and $615 aggregate principal amount of the Senior Toggle Notes. On November 22, 2010, the Company exercised its right to accept for payment all of these additional tenders. For those Senior Notes accepted for purchase pursuant to the Tender Offers, the following consideration was paid by the Company (1) $1,044 as the tender offer consideration and $10.00 as an early tender payment, if applicable, per $1,000 principal amount of the 9 3/ 4% Senior Notes tendered; (2), €1,040 as the tender offer consideration and €10.00 as an early tender payment, if applicable, per €1,000 principal amount of the 9% Senior Notes tendered; and (3) $1,046 as the tender offer consideration and $10.00 as an early tender payment, if applicable, per $1,000 principal amount of the Senior Toggle Notes tendered. In addition, accrued interest up to, but not including, the applicable payment date of the Notes was paid in cash on all validly tendered and accepted Senior Notes.

The Company issued on November 5, 2010 approximately $848 U.S. dollar equivalent principal amount of USD second-priority 9.0% springing lien notes due 2021 (New USD Notes) and EUR second-priority 9.5% springing lien notes due 2021 (New EUR Notes and, together with the New USD Notes, the New Notes) in a private offering (Bond Offering) that it announced on October 22, 2010. The New Notes are guaranteed on a senior unsecured (or, following the occurrence of certain events, a second-priority secured) basis by the existing domestic subsidiaries of the Company that are guarantors under our senior secured credit facilities and each of the Company’s future domestic subsidiaries that guarantee any debt of the Company or of any New Note guarantor. The Company used the net proceeds from the offering of New Notes to, (i) pay the consideration with respect to the Tender Offers described above, (ii) redeem all remaining Senior Notes, following the expiration of the Tender Offers, at the applicable redemption price plus accrued and unpaid interest on December 22, 2010 and (iii) pay certain related transaction costs and expenses.

In connection with the closing of the Bond Offering, investment funds affiliated with Apollo Global Management, LLC entered into an agreement to exchange the entire amount of their holdings of each series of the Senior Notes for the New USD Notes at an exchange ratio determined based on the consideration offered to holders in the Tender Offers, and intended to give Apollo an aggregate value equivalent to that which it would receive if it had received the total consideration in the Tender Offers and used the proceeds thereof to invest in the New Notes (Apollo Exchange). The Company issued approximately $526 of New USD Notes to Apollo in the Apollo Exchange. Apollo owned approximately $234 principal amount of the 9 3/4 % Senior Notes, €88 principal amount of the 9% Senior Notes and $139 principal amount of the Senior Toggle Notes.

The Company recognized a loss on the above transactions of $78, including $25 of foreign currency exchange losses.

In October 2011, the Company repurchased approximately €17 in aggregate principal amount of the Euro Fixed-Rate Notes on the open market, reducing the aggregate principal amount of Euro Fixed-Rate Notes outstanding from €150 to €133. The total purchase excluding accrued interest paid by the Company was €12. The Company recognized a gain on the extinguishment of $7.

The Senior Secured Credit Facility is secured under first priority pledges of all of the equity interest of the Company’s U.S. subsidiaries, and it is also secured by first priority interests in and mortgages on substantially all of the Company’s tangible and intangible assets. The Senior Secured Credit Facility also contains various restrictive covenants. It prohibits the Company from prepaying other indebtedness (subject to certain exceptions) and requires the Company to maintain a maximum consolidated first lien leverage ratio. Additionally, it restricts the Company’s ability to incur additional indebtedness or liens, make investments or declare or pay any dividends. The Company is in compliance with the covenant requirements at December 31, 2011.

The Senior Secured Credit Facility also requires an acceleration of principal payments based on excess cash flow, as defined in the credit agreement. The Company did not have excess cash flow under the terms of the credit agreement in fiscal years 2011 and 2009. Although the Company had excess cash flow under the terms of the credit agreement in 2010, the Company was not required to prepay any of the term loans because the ratio of the net first-lien secured indebtedness to Adjusted EBITDA was below 1.5:1.

Indentures governing the Springing Lien Notes, Second Lien Notes and Senior Subordinated Notes also limit the Company’s ability to, among other things: (i) incur additional indebtedness; (ii) declare or pay dividends or make other distributions or repurchase or redeem Company stock; (iii) make investments; (iv) sell assets, including capital stock of restricted subsidiaries; (v) enter into agreements restricting the Company’s subsidiaries ability to pay dividends; (vi) consolidate, merge, sell or otherwise dispose of all or substantially all of the Company’s assets; (vii) enter into transactions outside the ordinary course of business with our affiliates; and, (viii) incur liens.

On March 17, 2009, Apollo Management VI, L.P. (“Apollo VI”) and the Company entered into a letter agreement enabling the Company to purchase some or all of certain debt securities of the Company acquired by Apollo VI or its affiliates for a period of 180 days after the date of purchase unless such securities are sold or transferred to an unaffiliated third party. As of the date of this filing, the Company has not exercised this right.

A summary of long-term debt as of December 31, 2011 and 2010 is as follows:

	2011	2010
JPMorgan Chase Bank, N.A. term loan tranche B-1-A. Matures December 4, 2013. Interest is payable monthly and 1% per annum principal payments are payable quarterly. Interest varies at LIBOR plus 2.25%. The interest rate as of December 31, 2011 and 2010 was 2.563%.	$66	$504
JPMorgan Chase Bank, N.A. term loan tranche B-1-B. Matures December 4, 2015. Interest is payable monthly and 1% per annum principal payments are payable quarterly. Interest varies at LIBOR plus 3.50%. The interest rate as of December 31, 2011 3.813%.	433	—
JPMorgan Chase Bank, N.A. term loan tranche B-2-A denominated in Euros. Matures December 4, 2013. Interest is payable monthly and 1% per annum principal payments are payable quarterly. Interest varies at Euro LIBOR plus 2.25%. The interest rate as of December 31, 2011 and 2010 was 3.447% and 3.053%, respectively.	110	506
JPMorgan Chase Bank, N.A. term loan tranche B-2-B denominated in Euros. Matures December 4, 2015. Interest is payable monthly and 1% per annum principal payments are payable quarterly. Interest varies at Euro LIBOR plus 3.50%. The interest rate as of December 31, 2011 was 4.697%.	382	—
9.0% Springing Lien Dollar Notes. Matures on January 15, 2021. Interest is payable semi-annually at 9.0%.	1,161	1,161
Springing Lien Euro Notes. Matures January 15, 2021. Interest is payable semi-annually at 9.5%.	171	198
Senior Subordinated Notes. Matures December 1, 2016. Interest is payable semi-annually at a coupon rate of 11.5%, with a yield-to-maturity of 11.68% as the notes were issued at a discount of $7, of which less than $1 was amortized during the years ended December 31, 2011 and 2010.	379	379
Second-Lien Senior Secured Notes. Matures June 15, 2014. Interest is payable semi-annually in cash at 12.5%.	179	172
Agricultural Bank of China Fixed Asset Loan denominated in RMB. Matures June 30, 2015. Interest on borrowings is based on 101% of the People’s Bank of China reference rate. The weighted average interest rate at December 31, 2011 and 2010 was 6.51% and 5.76%, respectively. Interest is payable quarterly.	30	51
Agricultural Bank of China Revolving Working Capital Loan denominated in RMB. Matures June 30, 2012. Interest on borrowings is based on 105% of the People’s Bank of China reference rate. The weighted average interest rate at December 31, 2011 was 6.88%. Interest is payable quarterly.	16	—
India Bank Medium Term Loan denominated in INR. Matures June 20, 2015. Interest on borrowings is set annually and is based on 99.5% of India Bank’s Benchmark Prime Lending Rate plus a Tenor Fee of 0.5%. The interest rate at December 31, 2011 and 2010 was 15.00% and 13.25%, respectively. Interest is payable monthly.	4	6

Total long-term debt	2,931	2,977
Less current installments	36	25

Long-term debt, excluding current installments	$2,895	$2,952

Interest expense on long-term debt was $241, $232 and $245 for the years ended December 31, 2011, 2010 and 2009, respectively. Amortization of debt discount and debt issuance costs amounted to $15, $17 and $15 for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in Interest expense in the Consolidated Statements of Operations.

As disclosed in note 2 (s), on May 10, 2008, the Company entered into an interest rate swap agreement, whereby the Company received one-month LIBOR and paid a fixed rate of 2.48% on a notional value of $185. This agreement expired on March 31, 2010.

At December 31, 2011, the Company estimates that the $1,332 of outstanding springing lien notes had a fair value of approximately $1,005; the $379 of outstanding fixed rate senior subordinated notes had a fair value of approximately $284; the $991 of outstanding variable rate term loans had a fair value of approximately $936; the $179 of outstanding fixed rate second-lien senior secured notes with a $200 aggregate principal amount had a fair value of approximately $212; and the fair value of the $4 outstanding medium term loan, the $30 outstanding fixed asset loan and the $16 of outstanding working capital loans were approximately the same as their outstanding balances. The Company determined the estimated fair value amounts by using available market information for the senior notes and commonly accepted valuation methodologies for the term loans. However, considerable judgment is required in interpreting market data to develop estimates of fair value. Accordingly, the fair value estimates presented herein are not necessarily indicative of the amount that the Company or the debt-holders could realize in a current market exchange. The use of different assumptions, changes in market conditions and/or estimation methodologies may have a material effect on the estimated fair value.

As of December 31, 2011, the aggregate principal maturities for the next five years are as follows:

Year ending December 31:
2012	$36
2013	192
2014	216
2015	796
2016	382

Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities

(9) Accrued Expenses and Other Liabilities

The following represents a summary of accrued expenses and other liabilities at December 31:

	2011	2010
Employee compensation and benefits	$45	$69
Other accrued expenses	117	101

Total accrued expenses and other liabilities	$162	$170

Deficit	12 Months Ended
Dec. 31, 2011
Deficit [Abstract]
Deficit

(10) Deficit

(a) Common Stock and Additional Paid-in Capital

At December 31, 2011 and 2010, common stock consists of 100 shares issued and outstanding with a par value of one cent per share. At December 31, 2011 and 2010, MPM Holdings represented the sole shareholder of the Company as a result of its capital contribution of $904 to the Company on December 4, 2006. Additional paid-in capital primarily relates to the excess of paid-in-capital over the par value of the common shares from the capital contribution, net of $305 in deemed dividend to GE.

(b) Accumulated Other Comprehensive Income (Loss)

The accumulated balances for each classification of comprehensive income (loss) are as follows:

Predecessor	Foreign currency translation	Pension and Postretirement liability adjustments	Derivative instruments	Accumulated other comprehensive income
Balance at December 31, 2008	$171	$8	$(3)	$176
Net current period change	—	3	1	4

Balance at December 31, 2009	171	11	(2)	180
Net current period change	77	(42)	2	37

Balance at December 31, 2010	248	(31)	—	217
Net current period change	26	(15)	—	11

Balance at December 31, 2011	$274	$(46)	$—	$228

The accumulated balances and corresponding tax effects for each component of other accumulated comprehensive income (loss) as of December 31, 2011, 2010 and 2009 are as follows:

	2011
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$274	$—	$274
Pension and postretirement liability adjustments	(44)	(2)	(46)

	$230	$(2)	$228

	2010
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$248	$—	$248
Pension and postretirement liability adjustments	(36)	5	(31)

	$212	$5	$217

	2009
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$171	$—	$171
Pension and postretirement liability adjustments	13	(2)	11
Derivative instruments	(1)	(1)	(2)

	$183	$(3)	$180

(c) Noncontrolling Interests

The following table presents the changes in the proportionate share of the equity of the noncontrolling interest shareholder balances:

	Years ended December 31,
	2011	2010	2009
Balance, beginning of period	$4	$4	$4
Currency translation adjustment	—	—	—
Dividends paid	—	(1)	—
Disposition of joint venture	(5)	—	—
Noncontrolling interests share of income (loss)	1	1	—

Balance, end of period	$—	$4	$4

Stock-based Compensation	12 Months Ended
Dec. 31, 2011
Stock Based Compensation [Abstract]
Stock-based Compensation

(11) Stock-based Compensation

2011 Equity Plan

On February 23, 2011, the Compensation Committee of the Board of Managers of Momentive Holdings approved the Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan (the “2011 Equity Plan”). Under the 2011 Equity Plan, Momentive Holdings can award unit options, unit awards, restricted units, restricted deferred units, and other unit-based awards. The restricted deferred units are nonvoting units of measurement, which are deemed to be equivalent to one common unit of Momentive Holdings. The unit options are options to purchase common units of Momentive Holdings. The awards contain restrictions on transferability and other typical terms and conditions.

The following is a summary of key terms of the stock-based awards granted to MPM employees under the 2011 Equity Plan on February 23, 2011:

Tranche	Momentive Holdings Units Granted	Vesting Terms	Option/Unit Term
Unit Options:			10 years
Tranche A Options	716,351	Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions

Tranche B Options	358,171	Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C Options	358,171	Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions
Restricted Deferred Units (“RDUs”):			N/A
Tranche A RDUs	238,777	Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions

Tranche B RDUs	119,391	Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C RDUs	119,391	Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Unit Options

The Tranche A Options were granted with a grant date fair value of approximately $2. The fair value was estimated at the grant date using a Black-Scholes option pricing model. The assumptions used to estimate the fair value were a 2.21% risk free interest rate, a 6.25 year expected life, a 37.4% expected volatility rate and a 0% dividend rate.

The Tranche B and Tranche C Options were granted with performance and market conditions with a grant date fair value of approximately $1 and $1, respectively. The fair value was estimated at the grant date using a Monte Carlo valuation method, which is a commonly accepted valuation model for awards with market and performance conditions. The Monte Carlo valuation method requires the use of a range of assumptions. The range of risk-free interest rates were 0.16% to 3.49%, expected volatility rates ranged from 34.5% to 41.5% and the dividend rate was 0%. The expected life is not used in the Monte Carlo valuation method, but the output of the model indicated a weighted average expected life of 9.2 years. Compensation cost has not been recognized for the Tranche B and Tranche C Options during the year ended December 31, 2011, since it is not probable the related options will vest. Compensation cost will be recognized over the service period once the satisfaction of the performance condition is probable.

Restricted Deferred Units

The Tranche A RDUs were granted with a grant date fair value of approximately $1. Compensation cost of less than $1 was recognized during the year ended December 31, 2011.

The Tranche B RDUs and Tranche C RDUs were granted with a grant date fair value of approximately $1 and $1, respectively. The fair value of each RDU was estimated at the grant date using the same Monte Carlo valuation method and assumptions as for the unit options. The RDU’s have an indefinite life, thus the term used in the valuation model was 30 years, which resulted in a weighted average expected life of 21.4 years. Compensation cost has not been recognized for the Tranche B RDUs and Tranche C RDUs during the year ended December 31, 2011 because as of this date, it is not probable the related restricted deferred units will vest. Compensation cost will be recognized over the service period once the satisfaction of the performance condition is probable.

Although the 2011 Equity Plan is issued by Momentive Holdings, the underlying compensation cost represents compensation costs paid for by Momentive Holdings on MPM’s behalf, as a result of the employees’ service to MPM. All compensation cost is recorded over the requisite service period on a graded-vesting basis and is included in Selling, general and administrative expense in the Consolidated Statements of Operations.

Awards available to be granted under the 2011 Equity Plan (including both options and RDUs) are 1,890,756 at December 31, 2011.

2007 Long-Term Incentive Plan

On March 30, 2007, the Board of Directors of MPM Holdings approved the 2007 Long-Term Incentive Plan of Holdings (the “Incentive Plan”). As a result of the October 1, 2010 transaction in which Momentive Holdings became the Company’s ultimate parent, the options issued under the Incentive Plan were converted to options to purchase units of Momentive Holdings. The exchange ratio was 38.5518 Momentive Holdings options for each 1 option of MPM Holdings outstanding. As a result, the prior period data has been recast to reflect this conversion. A maximum of 19,275,900 shares of Momentive Holdings units may be issued or transferred, including units issuable upon exercise of non-qualified stock options granted under the Incentive Plan.

Employee option grants with graded vesting vest over a four or five-year period. The performance based options vest upon the earlier of (i) Apollo’s achievement of a specified internal rate of return on its equity investment in MPM Holdings (now converted into Momentive Holdings common units) and (ii) Apollo’s achievement of a specified cash-on-cash return on its equity investment in MPM Holdings (now converted into Momentive Holdings common units). The cash-on-cash return vesting criteria was added in early 2010. 77,103 options were granted under the Incentive Plan to the Company’s directors in 2009. Director options vested and became exercisable immediately upon being granted and had a weighted average per share grant-date fair value of $1.14 for options granted in 2009. The fair value of each employee’s options with graded vesting and the director options was estimated using the Black-Scholes-Merton option pricing model. For the options associated with investor IRR and cash-on-cash return, an adaptation of the Black-Scholes-Merton, which took into consideration the internal rate of return thresholds, was used to estimate fair value. This model adaptation is essentially equivalent to the use of a path-dependent lattice model.

Expected volatility was based on the historical volatility of representative peer companies’ stocks. Expected term for graded and director options was based on the simplified method which allows a term equal to the period from grant date to the mid-point between vesting dates and contractual expiration of the options. For options associated with investor IRR or cash-on-cash returns, the expected term reflected an assumed date when the investor would reach its internal rate of return or cash-on-cash return threshold plus an estimated additional holding period until the option exercise. For these awards, expense is measured but not recorded until the actual occurrence of the market condition being met, at which time the total remaining expense would be recognized. Expected dividend yield was based on management’s expectation of no dividend payments. Risk free interest rates were based on the U.S. treasury yield curve in effect at the grant date for instruments with similar lives.

Financial Statement Impact

For the fiscal years ended December 31, 2011, 2010 and 2009, the Company recognized less than $1 in each period for director compensation, and $2, $3, and $1 for employee compensation, respectively. The compensation expenses are included in Selling, general and administrative expenses on the Consolidated Statements of Operations. The Company recognized no tax benefits. As of December 31, 2011, there was $4 of unrecognized compensation costs related to unvested options. The unrecognized compensation costs are expected to be recognized over a weighted-average period of 3.1 years.

The following is a summary of the Company’s stock option plans activity as of and for the years ended December 31, 2011:

	Momentive Holdings Common Units	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2010	9,574,390	$2.61
Granted	1,432,693	$4.85	$2.29
Forfeited	(176,845)	$2.78
Expired	—
Exercised	—

Outstanding at December 31, 2011	10,830,238	$2.90

Exercisable at December 31, 2011	3,229,789	$2.74

Expected to vest at December 31, 2011	4,233,669	$2.98

At December 31, 2011, the exercise prices for outstanding options ranged from $2.59 and $4.85 with a weighted average remaining contractual life of 6.4 years. The weighted average remaining contractual life for options exercisable and options expected to vest was 5.8 and 6.5 years, respectively. At December 31, 2011, the aggregate intrinsic value of both options exercisable and options expected to vest was $1. The total amount of cash received and total intrinsic value (which is the amount by which the stock price exceeded the exercise price of the options on the date of exercise) of options exercised during the years ended December 31, 2011, 2010 and 2009 was $0 in each year.

Restricted Unit Activity

Following is a summary of the Company’s restricted unit plan activity for the year ended December 31, 2011:

	Momentive Holdings Common Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	—	$—
Restricted units granted	477,559	$4.71
Restricted units vested	(59,085)	$4.85
Restricted units forfeited	(4,874)	$4.71

Nonvested at December 31, 2011	413,600	$4.69

The weighted average remaining contractual life for restricted units granted and outstanding was 3.1 years.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

(8) Income Taxes

The effective tax rate was (6)% and 14% for the fiscal three-month periods ended September 30, 2012 and September 30, 2011, respectively. The effective tax rate was (4)% and (96)% for the fiscal nine-month periods ended September 30, 2012 and September 30, 2011, respectively. The change in the effective tax rate was primarily due to the maintenance of a full valuation allowance against a substantial amount of the Company’s net deferred tax assets and a valuation allowance release in certain non-U.S. jurisdictions in 2011, in addition to a change in the amount of income (loss) before income taxes and changes in the tax rates applied in the various jurisdictions in which the Company operates. The valuation allowance, which relates principally to the U.S. deferred tax assets, was established and maintained based on the Company’s assessment that the net deferred tax assets will likely not be realized.

For the fiscal three and nine-month periods ended September 30, 2011, income taxes include favorable/(unfavorable) discrete tax adjustments of $10 and $(4), respectively, pertaining to foreign currency exchange gains in certain jurisdictions that generated tax expense and hedged currency exchange losses in other jurisdictions for which no net tax benefit is recognized due to a full valuation allowance in those jurisdictions, partially offset by the resolution of certain tax matters in the U.S. and non-U.S. jurisdictions.

The Company is recognizing the earnings of non-U.S. operations currently in its U.S. consolidated income tax return as of December 31, 2011 and is expecting, with the exception of certain operations in China, that all earnings not required to service debt of the Company’s operations in non-U.S. jurisdictions will be repatriated to the U.S. The Company has accrued the incremental tax expense expected to be incurred upon the repatriation of these earnings. In addition, the Company has certain intercompany arrangements that if settled may trigger taxable gains or losses based on currency exchange rates in place at the time of settlement. Since the currency translation impact is considered indefinite, the Company has not provided deferred taxes on gains of $404, which could result in a tax obligation of $143, based on currency exchange rates as of September 30, 2012. Should the intercompany arrangement be settled or the Company change its assertion, the actual tax impact will depend on the currency exchange rate at the time of settlement or change in assertion.

(12) Income Taxes

For the years ended December 31, 2011, 2010 and 2009, the Company’s tax provision was computed based on the legal entity structure, as described in note 1. Any tax benefit or valuation allowance related to net operating losses (NOL) was recognized and evaluated on a stand-alone basis.

The components of income (loss) before income taxes are as follows:

	Year ended December 31,
	2011	2010	2009
Income (loss) before income taxes:
U.S.	$(101)	$(108)	$21
Non U.S.	(6)	43	(48)

	$(107)	$(65)	$(27)

Income tax expense (benefit) attributable to income (loss) from operations consists of:

	Current	Deferred	Total
Year ended December 31, 2011:
United States federal	$—	$—	$—
State and local	—	—	—
Non U.S. jurisdictions	18	9	27

	$18	$9	$27

Year ended December 31, 2010:
United States federal	$—	$1	$1
State and local	1	—	1
Non U.S. jurisdictions	16	(20)	(4)

	$17	$(19)	$(2)

Year ended December 31, 2009:
United States federal	$—	$(3)	$(3)
State and local	—	—	—
Non U.S. jurisdictions	14	4	18

	$14	$1	$15

Income tax (benefit) expense attributable to income from operations was $27, ($2) and $15 for the years ended December 31, 2011, 2010 and 2009, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pretax income from continuing operations as a result of the following:

	Year ended December 31,
	2011	2010	2009
Income tax expense (benefit):
Computed “expected” tax expense (benefit)	$(37)	$(23)	$(9)
State and local income taxes, net of Federal income tax benefit	—	—	—
Increase (reduction) in income taxes resulting from:
Tax rate changes	(2)	4	(2)
Non U.S. tax rate differential	2	(8)	12
Branch accounting effect	12	35	(24)
Withholding taxes	1	2	—
Valuation allowance	53	(14)	37
Permanent differences	(2)	2	7
Elective asset step up	—	—	(6)

	$27	$(2)	$15

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011, and 2010 are presented below.

	U.S.		Non U.S.
	2011	2010	2011	2010
Current deferred tax assets:
Inventory	$9	$8	$5	$7
Vacation	4	8	2	3
Provision for expenses related to timing	3	2	15	3
Net operating losses	—	—	—	5
Other	12	4	2	3

Total current deferred tax assets	28	22	24	21

Noncurrent deferred tax assets:
Amortization	162	185	7	10
Depreciation	23	19	14	13
Pension	124	102	27	37
Net operating losses	307	266	84	73
Branch accounting future credits	13	22	—	—
Reserves	2	1	—	—
Deferred interest deductions	—	—	18	14
Other	7	7	2	6

Total noncurrent deferred tax assets	638	602	152	153

Total gross deferred tax assets	666	624	176	174
Less valuation allowance	(655)	(612)	(64)	(40)

Net deferred tax assets	11	12	112	134

Current deferred tax liabilities:
Inventory	—	—	8	11
Provision for expenses related to timing	—	—	3	7
Other	—	—	13	1

Total current deferred tax liabilities	—	—	24	19

Noncurrent deferred tax liabilities:
Amortization	—	—	75	85
Depreciation	—	—	45	47
Other	11	12	4	6

Total noncurrent deferred tax liabilities	11	12	124	138

Total deferred tax liabilities	11	12	148	157

Net deferred tax asset (liability)	$—	$—	$(36)	$(23)

NOL Schedule

Country	NOL value
United States	$850
Japan	108
Germany	100
Thailand	35
Other	18

Total	$1,111

At December 31, 2011, 2010 and 2009, the Company had available approximately $1,111, $956 and $881 of net operating loss carryforwards with expiration dates ranging from one year to indefinite that may be applied against future taxable income, respectively. The net operating losses for the United States, Japan and Thailand will begin to expire in 2026, 2014 and 2016, respectively. The net operating losses for Germany have no expiration date.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the net deferred tax assets are deductible, management believes it is more likely that the Company will not realize the benefit of most of their net deferred tax assets. As of December 31, 2011 and 2010, in some jurisdictions in which there is a net deferred tax asset, the Company has established a full valuation allowance. However, there are exceptions for certain non U.S. jurisdictions where, based on management’s assessment, it is more likely than not the net deferred tax asset will be realized. As of December 31, 2011, the Company established a valuation allowance of $28 in certain non-U.S. jurisdictions based on its assessment that the net deferred tax assets will likely not be realized.

The Company is recognizing the earnings of non-U.S. operations currently in its U.S. consolidated income tax return as of December 31, 2011 and is expecting, with the exception of certain operations in China, that all earnings not required to service debt of the Company’s operations in non-U.S. jurisdictions will be repatriated to the U.S. The Company has accrued the incremental tax expense expected to be incurred upon the repatriation of these earnings.

Under branch accounting, the inclusion of the non-U.S. operations in the U.S. income tax return requires the establishment of a deferred tax asset or liability to offset the foreign affiliates’ tax consequences; eliminating a duplicative deferred tax benefit or expense. The “branch accounting future credit” deferred tax asset of $13 and $22 at December 31, 2011 and 2010, respectively, principally represents the offset to the non-US affiliates deferred tax liabilities.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits, December 31, 2009	$18
Additions for tax positions of the current year	3
Additions for tax positions of prior years	—
Reductions for tax positions of prior years	(5)
Settlements	—
Statute of limitations expiration	—
Foreign currency translation	4

Balance at December 31, 2010	20
Additions for tax positions of the current year	3
Additions for tax positions of prior years	1
Reductions for tax positions of prior years	(4)
Settlements	—
Statute of limitations expiration	(1)
Foreign currency translation	2

Balance at December 31, 2011	$21

Liabilities for unrecognized tax benefits as of December 31, 2011 relate to various foreign jurisdictions. If recognized, all of the unrecognized tax benefits as of December 31, 2011 would reduce the Company’s effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of December 31, 2011 and 2010 the Company has recorded a liability of approximately $1 and $1, respectively, for interest and penalties.

The Company files income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. In the normal course of business the Company is subject to examination by taxing authorities throughout the world with examinations ongoing in a few of those jurisdictions including Germany, Hong Kong, Italy and Singapore. Such major jurisdictions with open tax years are as follows: United States 2006-2011, Germany 2006-2011, Italy 2003-2011, Switzerland 2009-2011, Singapore 2004-2011, Japan 2006-2011, Thailand 2005-2011, Hong Kong 2006-2011, Canada 2008-2011 and Brazil 2006-2011. Unrecognized tax benefits are not expected to change significantly over the next 12 months.

The Company is recognizing the earnings of non-U.S. operations currently in its U.S. consolidated income tax return as of December 31, 2011 and is expecting, with the exception of certain operations in China, that all earnings not required to service debt of the Company’s operations in non-U.S. jurisdictions will be repatriated to the U.S. The Company has accrued the incremental tax expense expected to be incurred upon the repatriation of these earnings. In addition, the Company has certain intercompany arrangements that if settled may trigger taxable gains or losses based on currency exchange rates in place at the time of settlement. Since the currency translation impact is considered indefinite, the Company has not provided deferred taxes on gains of $407, which could result in a tax obligation of $144, based on currency exchange rates as of December 31, 2011. Should the intercompany arrangement be settled or the Company changes its assertion, the actual tax impact will depend on the currency exchange rate at the time of settlement or change in assertion.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(9) Commitments and Contingencies

(a) Litigation

The Company is subject to various claims and legal actions arising in the ordinary course of business, none of which management believes is likely to have a material adverse effect on the Company’s consolidated financial position, results of operations or liquidity.

(b) Environmental Matters

The Company is involved in certain remediation actions to clean up hazardous wastes as required by federal and state laws. Liabilities for remediation costs at each site are based on the Company’s best estimate of discounted future costs. As of September 30, 2012 and December 31, 2011, the Company had recognized obligations of $6 and $8, respectively, for remediation costs at the Company’s manufacturing facilities and offsite landfills. These amounts are included in “Other liabilities” in the accompanying Condensed Consolidated Balance Sheets.

(13) Commitments and Contingencies

(a) Litigation

The Company is subject to various claims and legal actions arising in the ordinary course of business, none of which management believes is likely to have a material adverse effect on the Company’s consolidated financial position, results of operations or liquidity.

(b) Purchase Commitments

The Company has signed multi-year agreements with vendors in order to obtain favorable pricing and terms on products that are necessary for the ongoing operation of its business. Under the terms of these agreements, the Company has committed to contractually specified minimums over the contractual periods. A majority of these contractual commitments are related to the off-take agreement with ASM, as disclosed in note 3. As of December 31, 2011, future contractual minimums are as follows:

Year ending December 31:
2012	$138
2013	138
2014	131
2015	131
2016	131
Thereafter	1,142

$1,811

To the extent that the Company does not purchase the contractual minimum amount, the Company must pay vendors the shortfall. The Company believes that it will meet the contractual minimums through the normal course of business.

(c) Environmental Matters

The Company is involved in certain remediation actions to clean up hazardous wastes as required by federal and state laws. Liabilities for remediation costs at each site are based on the Company’s best estimate of discounted future costs. As of December 31, 2011 and 2010, the Company had recognized obligations of $8 and $7, respectively, for remediation costs at the Company’s manufacturing facilities and offsite landfills. These amounts are included in Other liabilities in the accompanying Consolidated Balance Sheets.

(d) Lease Commitments

The Company has several noncancelable operating leases, primarily for manufacturing equipment, office equipment and office buildings. These leases generally require the Company to pay all executory costs such as maintenance and insurance. Future minimum lease payments as of December 31, 2011 are as follows:

Year ending December 31:
2012	$13
2013	12
2014	8
2015	8
2016	6
Thereafter	1

Total future minimum lease payments	$48

The Company is also a lessee under various cancelable operating lease arrangements for industrial equipment, computer and office equipment. Rent expense for noncancelable and cancelable operating leases was $23, $22 and $25 for the years ended December 31, 2011, 2010 and 2009, respectively.

Pension Plans and Other Postretirement Benefits	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Pension Plans and Other Postretirement Benefits [Abstract]
Pension Plans and Other Postretirement Benefits

(10) Pension Plans and Other Postretirement Benefits

The following are the components of the Company’s net pension and postretirement benefit expense for the fiscal three and nine-month periods ended September 30, 2012 and September 30, 2011:

	Pension		Postretirement
	Fiscal three-month period ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Service cost	$5	$7	$1	$1
Interest cost	3	3	1	1
Amortization of prior service cost (benefit)	—	—	—	—
Expected return on plan assets	(2)	(1)	—	—

Total	$6	$9	$2	$2

	Pension		Postretirement
	Fiscal nine-month period ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Service cost	$19	$20	$2	$1
Interest cost	9	8	3	3
Amortization of prior service cost (benefit)	—	—	1	1
Expected return on plan assets	(6)	(4)	—	—

Total	$22	$24	$6	$5

In 2012, the Company expects to contribute approximately $13 and $3 to the Company’s Domestic and Foreign plans, respectively. The Company contributed $5 and $13 to its Domestic plans during both the fiscal three and nine-month periods ended September 30, 2012.

The Company’s U.S. defined benefit plan provides benefits to substantially all U.S. employees based on the greater of a formula recognizing career earnings or a formula recognizing length of service and final average earnings. Certain benefit provisions are subject to collective bargaining agreements with U.S. labor unions. In June 2012, the Company announced that benefits under the U.S. defined benefit plan will be frozen effective as of August 31, 2012 for all U.S. employees except those subject to such collective bargaining agreements. As a result of this action, the Company remeasured its pension plan obligations for the U.S. defined benefit plan based on actuarially determined estimates, using a June 30, 2012 measurement date. This remeasurement resulted in the Company recognizing a curtailment gain of $1 on domestic pension benefits during the fiscal nine-month period ended September 30, 2012.

(14) Pension and Postretirement Benefits

Domestic Pension Plans

The Company’s U.S. defined benefit plan provides benefits to substantially all U.S. employees based on the greater of a formula recognizing career earnings or a formula recognizing length of service and final average earnings. Certain benefit provisions are subject to collective bargaining. The Company also maintains a supplementary defined benefit plan that provides additional retirement benefits to certain higher-level, longer-service U.S. employees. The Company’s supplementary defined benefit pension plan is unfunded. Effective December 31, 2011, the Company froze the benefits for those employees in the supplementary defined benefit pension plan.

Eligible U.S. employees may also participate in the Company’s defined contribution plan. Under this plan, eligible employees may invest a portion of their earnings, with the Company matching up to a maximum of 4% of the employees’ annual earnings or nine thousand eight hundred dollars, in various program funds. Effective January 1, 2009, the Company suspended the 4% match for salaried exempt employees. This match was subsequently reinstated effective April 1, 2010. The Company recognized expense of $6, $4 and $2 during 2011, 2010 and 2009, respectively, associated with this plan.

Foreign Pension Plans

Outside the U.S., the Company maintains its principal defined benefit pension plans in Germany, Japan and Switzerland (collectively, Foreign or Foreign Pension Plans). The Company maintains additional defined benefit pension plans in various other locations. These additional plans are not significant and are excluded from the disclosures presented below.

The Company’s defined benefit pension plans in Germany cover substantially all of its employees. These plans are not funded and benefits are paid from the Company to retirees directly. The benefits are based on years of service and the employee’s final pensionable salary, as defined by the plan. The benefits are not vested until the employee retires at a minimum eligible age of 60 years.

The Company’s defined benefit pension plan in Japan covers substantially all of its employees. The benefits of the Company’s Japanese pension plan are based on years of service and the employee’s three highest years of compensation during the last 10 years of employment. The pension plan assets are managed by a variety of Japanese financial institutions.

In Switzerland, the Company’s defined benefit plan provides pension, death and disability benefits to substantially all employees. Benefits are based on participants’ accumulated account balances plus an annuity conversion factor established by the Swiss government. The pension liability is administered through a collective foundation, together with benefits provided by GE to its employees.

Employees in the United Kingdom participate in GE pension plans along with GE employees. Prior to 2009, employees in the Netherlands also participated in GE pension plans along with GE employees. The Company’s pension expense associated with contributions to these multi-employer pension plans was less than $1 for the years ended December 31, 2011, 2010 and 2009, respectively.

Cost of Pension Plans

Net periodic pension cost for the years ended December 31, 2011, 2010 and 2009 includes the following (income) expense components:

	Domestic			Foreign
	Year ended December 31,			Year ended December 31,
	2011	2010	2009	2011	2010	2009
Expected return on plan assets	$(5)	$(4)	$(2)	$(1)	$(1)	$(1)
Service cost for benefits earned	19	15	16	7	6	5
Interest cost on benefit obligation	7	5	3	4	3	4
Prior service benefit	(1)	(1)	(1)	—	—	—
Net actuarial (gain) loss recognized	—	(1)	—	1	—	—
Curtailment gain	(6)	—	—	—	—	—

	$14	$14	$16	$11	$8	$8

The curtailment gain recognized on domestic pension benefits during the year ended December 31, 2011 related to the supplementary defined benefit pension plan freeze previously discussed.

Actuarial Assumptions

The Company measures and records the expense of its pension plan obligations based on actuarially determined estimates, using a December 31 measurement date. Weighted average assumptions used to determine benefit obligations as of December 31 were as follows:

	Domestic			Foreign
	2011	2010	2009	2011	2010	2009
Discount rate	5.02%	5.60%	6.10%	3.00%	2.58%	3.41%
Compensation increases	4.25%	4.38%	4.36%	2.25%	2.06%	2.32%
Expected return on assets	7.50%	8.00%	8.00%	2.72%	2.71%	2.93%

The Company’s defined benefit pension plans in Germany also relied upon assumptions regarding pension benefit increases of 3.00% in 2011, and 1.75% in 2010 and 2009. The discount rates at December 31 are used to measure the year-end benefit obligations and the earnings effects for the subsequent year. The Company determines its assumption for the discount rates based on an index of high-quality corporate bond yields and matched-funding yield curve analysis as of the measurement date. To determine the expected long-term rate of return on pension plan assets, the Company considers the current and expected asset allocation, as well as historical and expected returns on various categories of plan assets. The Company applies the expected rate of return to a market-related value of assets, which stabilizes variability in assets to which the expected return is applied. The Company amortizes experience gains and losses and effects of changes in actuarial assumptions and plan provisions over a period no longer than the average future service of employees.

Funding Policy

The funding policy for the various pension plans is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws. In 2012, the Company expects to contribute approximately $16 and $3 to the Company’s Domestic and Foreign plans, respectively. The Company contributed $14 and $4 to its Domestic and Foreign plans, respectively, in 2011.

Benefit Obligations

Benefit obligations are described in the following tables. Accumulated Benefit Obligation (ABO) and Projected Benefit Obligation (PBO) represent the obligations of a pension plan for past service as of the measurement date. ABO is the present value of benefits earned to date with benefits computed based on current compensation levels. PBO represents ABO increased to reflect expected future compensation.

Projected Benefit Obligation

	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Balance at January 1	$258	$191	$113	$73	$145	$118
Service cost for benefits earned	26	21	19	15	7	6
Interest cost on benefit obligations	11	8	7	5	4	3
Participant contributions	—	—	—	—	—	—
Plan amendments	(4)	3	—	3	(4)	—
Actuarial loss (gain)	4	35	21	18	(17)	17
Benefits paid	(7)	(6)	(1)	(1)	(6)	(5)
Exchange rate adjustments	3	6	—	—	3	6
Plan curtailments	(6)	—	(6)	—	—	—

Balance at December 31	$285	$258	$153	$113	$132	$145

Actuarial gains and losses are principally associated with discount rate changes.

Accumulated Benefit Obligation

	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Balance at December 31	$241	$222	$118	$84	$123	$138

The following table provides information about the Company’s pension plans with accumulated benefit obligations that exceed the fair value of plan assets

	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Funded plans with assets less than ABO
Plan assets	$103	$89	$70	$57	$33	$32
Accumulated benefit obligations	184	158	102	73	82	85
Projected benefit obligations	227	189	137	97	90	92
Unfunded plans
Accumulated benefit obligations	57	64	16	11	41	53
Projected benefit obligations	58	69	16	16	42	53

Plan Assets

The following table sets forth the components of the change in plan assets for the year ended December 31:

	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Balance at January 1	$89	$69	$57	$40	$32	$29
Actual gain (loss) on plan assets	(1)	6	—	6	(1)	—
Employer contributions	18	16	14	12	4	4
Participant contributions	—	—	—	—	—	—
Benefits paid	(4)	(6)	(1)	(1)	(3)	(5)
Terminations and other	—	—	—	—	—	—
Exchange rate adjustments	1	4	—	—	1	4

Balance at December 31	$103	$89	$70	$57	$33	$32

The following table sets forth the percentage of the fair value of total plan assets, by asset category, held as of December 31:

	Domestic		Foreign
	2011	2010	2011	2010
Cash and cash equivalents	100%	1%	1%	1%
Equity securities	—%	61%	17%	32%
Government bonds	—%	19%	5%	14%
Corporate Bonds	—%	19%	20%	21%
Insurance contracts	—%	—%	51%	27%
Other	—%	—%	6%	5%

Total	100%	100%	100%	100%

Plan fiduciaries of the various defined benefit plans set the investment policies and strategies for the trusts. Long-term strategic investment objectives include preserving the funded status of the plans, while balancing risk and return. These fiduciaries oversee the investment allocation process, which includes selecting investment managers, commissioning periodic asset-liability studies, setting long-term strategic targets and monitoring asset allocations. Target allocations for the Domestic plans are as follows: 2% in cash and cash equivalents, 60% in equity securities, 19% in government bonds and 19% in corporate bonds. Target allocations for the Foreign plans are as follows: 1% in cash and cash equivalents, 30% in equity securities, 15% in government bonds, 24% in corporate bonds, 25% in insurance contracts and 5% in other. Target allocations are guidelines, not limitations, and occasionally plan fiduciaries will approve allocations above or below a target range.

In December 2011, the plan fiduciaries for the Domestic plans liquidated its investment portfolio, just prior to transferring its plan assets to a new custodian. In early 2012, plan assets were reinvested in accordance with the long-term target asset allocation strategy. Also in December 2011, the plan fiduciaries for the Foreign plans, specifically in Japan, temporarily increased the investments in insurance contracts prior to engaging a new lead underwriter. In early 2012, plan assets were reinvested in accordance with the long-term target asset allocation strategy.

The following table presents plan assets at December 31, 2011 that the Company measures at fair value on a recurring basis, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Domestic Assets
Cash and cash equivalents	$70	$—	$—	$70

Total assets at fair value	$70	$—	$—	$70

Foreign Assets
Cash and cash equivalents	$—	$—	$—	$—
Equity securities	5	—	—	5
Government bonds	2	—	—	2
Corporate bonds	7	—	—	7
Insurance contracts	—	17	—	17
Other	2	—	—	2

Total assets at fair value	$16	$17	$—	$33

The following table presents plan assets at December 31, 2010 that the Company measures at fair value on a recurring basis, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Domestic Assets
Cash and cash equivalents	$1	$—	$—	$1
Equity securities	34	—	—	34
Government bonds	11	—	—	11
Corporate bonds	11	—	—	11

Total assets at fair value	$57	$—	$—	$57

Foreign Assets
Cash and cash equivalents	$—	$—	$—	$—
Equity securities	10	—	—	10
Government bonds	4	—	—	4
Corporate bonds	7	—	—	7
Insurance contracts	—	9	—	9
Other	—	2	—	2

Total assets at fair value	$21	$11	$—	$32

For Level 1 assets, the Company uses quoted market prices to determine the fair value with the exception of money market investments (included in cash and cash equivalents), which are valued at their net asset value. For Level 2 assets, the Company uses quotes from independent vendors and other relevant information to determine the fair value.

Pension Asset (Liability)

The Company’s recorded assets and liabilities for its principal defined benefit pension plans are as follows:

December 31	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Funded status:
Fair value of plan assets	$103	$89	$70	$57	$33	$32
Projected benefit obligation	(285)	(258)	(153)	(113)	(132)	(145)

Pension liability recognized	$(182)	$(169)	$(83)	$(56)	$(99)	$(113)

Amounts recorded in shareholder’s deficit (pre-tax)
Prior service benefit	$(6)	$(3)	$(2)	$(3)	$(4)	$—
Net actuarial loss	31	21	25	—	6	21

Total	$25	$18	$23	$(3)	$2	$21

The estimated prior service benefit and net actuarial loss that will be amortized from shareholder’s deficit in 2012 are approximately $1 and $2 respectively.

Estimated Future Benefit Payments

The expected benefit payments presented below are based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2011, and include estimated future employee service.

	2012	2013	2014	2015	2016	2017-2021
Domestic pension plans	$2	$3	$3	$4	$4	$41
Foreign pension plans	6	6	6	8	6	43

Total	$8	$9	$9	$12	$10	$84

Retiree Health and Life Benefits

In connection with the Acquisition, the Company assumed certain obligations from GE for retiree health and life benefits for the U.S. employees of the Company, based on participation by its employees in plans maintained by GE or its affiliates through January 28, 2007. During 2007, the Company established its health and welfare plan for U.S. employees. The retiree health and life obligations assumed from GE, and those obligations arising from subsequent employee service, are administered under this plan. The Company’s U.S. health and welfare plan provides benefits to pay medical expenses, dental expenses, flexible spending accounts for otherwise unreimbursed expenses, short-term disability benefits, and life and accidental death and dismemberment insurance benefits. Retirees share in the cost of healthcare benefits. The Company funds retiree healthcare benefits on a pay-as-you-go basis. The Company uses a December 31 measurement date for this plan.

Net periodic postretirement benefit cost of $7, $7 and $7 for the years ended December 31, 2011, 2010 and 2009, includes service cost for benefits earned of $1, $1 and $1, interest cost on the benefit obligation of $5, $5 and $5 and amortization of prior service cost and net actuarial gain of $1, $1, and $1, respectively.

Changes in the accumulated postretirement benefit obligation were as follows:

	2011	2010
Balance at January 1	$94	$80
Service cost for benefits earned	1	1
Interest cost on benefit obligations	5	5
Actuarial loss	5	8
Benefits paid	(2)	(1)
Employee Contributions	—	—
Plan amendments	1	1

Balance at December 31	$104	$94

The accumulated postretirement benefit obligation is recognized as a component of pension liabilities in the December 31, 2011 and 2010 Consolidated Balance Sheets. Amounts recorded in deficit at December 31, 2011 and 2010 include unrecognized prior service cost of $10 and $12 and unrecognized net actuarial losses of $10 and $5, respectively. Unrecognized prior service cost principally arises from 2007 plan amendments related to the elimination of caps on health benefit payments for long-service employees. The estimated prior service cost and net actuarial loss that will be amortized from deficit in 2012 are $1 and $0, respectively.

Significant actuarial assumptions used to determine benefit obligations as of December 31, 2011 and 2010, and related earnings effects include discount rates of 4.58% and 5.1%, respectively and an initial healthcare trend rate of 7.5% and 7.5% (gradually declining to 4.5% for 2024 and thereafter), respectively. The Company determines its assumption for the discount rates based on an index of high-quality corporate bond yields and matched-funding yield curve analysis as of the measurement date. Increasing or decreasing the healthcare cost trend rates by one percentage point would have changed the December 31, 2011 accumulated postretirement benefit obligation by approximately $10 and $9, respectively, and the December 31, 2010 accumulated postretirement benefit obligation by $9 and $8, respectively. Increasing or decreasing the healthcare cost trend rates by one percentage point would not have a material effect on net periodic postretirement benefit cost for 2011 or 2010.

The expected benefit payments presented below are based on the same assumptions used to measure the Company’s accumulated postretirement benefit obligation at December 31, 2011, and include estimated future employee service.

	2012	2013	2014	2015	2016	2016-2021
Gross	$3	$4	$5	$6	$7	$44
Expected Medicare Part D subsidy	—	—	—	—	—	—

Net	$3	$4	$5	$6	$7	$44

Operating Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Operating Segments [Abstract]
Operating Segments

(11) Operating Segments

The Company operates in two independent businesses: Silicones and Quartz. The Silicones business is engaged in the manufacture, sale and distribution of silanes, specialty silicones and urethane additives. The Quartz business is engaged in the manufacture, sale and distribution of high-purity fused quartz and ceramic materials. The Company’s businesses are organized based on the nature of the products they produce.

On July 17, 2012, the Company made certain changes to its internal reporting structure. These changes caused the Company to re-evaluate its reportable segments as well as the profitability measure used to manage its reportable segments. Effective July 17, 2012, the businesses are managed as one reportable segment; however, given the different technology and marketing strategies as well as the Company’s historical segment disclosure, the Company will continue to report the results for the Silicones and Quartz businesses separately. In addition, the Company’s profitability measure has changed from operating income to Segment EBITDA (earnings before interest, income taxes, depreciation and amortization). Segment EBITDA is defined as EBITDA adjusted for certain non-cash and certain non-recurring expenses. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. As a result, the Company retrospectively applied the Segment EBITDA performance measure to all periods presented.

The Company organizational structure continues to evolve. It is also continuing to refine its operating structure to better align its services to its customers and improve its cost position, while continuing to invest in global growth opportunities.

An update of the accounting policies of the Silicones and Quartz businesses are as described in the summary of significant accounting policies in Note 2.

Following are net sales and Segment EBITDA (earnings before interest, income taxes, depreciation and amortization) by business. Segment EBITDA is defined as EBITDA adjusted for certain non-cash and certain non-recurring expenses. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among businesses. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. Other is primarily general and administrative expenses that are not allocated to the businesses, such as shared service and administrative functions.

Net Sales (1):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Silicones	$512	$568	$1,616	$1,780
Quartz	59	85	175	261

Total	$571	$653	$1,791	$2,041

(1)	Interbusiness sales are not significant and, as such, are eliminated within the selling business.

Segment EBITDA:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Silicones	$44	$74	$153	$270
Quartz	16	25	38	83
Other	(9)	(2)	(27)	(9)

Total	$51	$97	$164	$344

Reconciliation of Segment EBITDA to Net Loss:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Segment EBITDA:
Silicones	$44	$74	$153	$270
Quartz	16	25	38	83
Other	(9)	(2)	(27)	(9)

Total	51	97	164	344

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges	1	(13)	(9)	(4)
Restructuring and other costs	(9)	(8)	(35)	(24)

Total adjustments	(8)	(21)	(44)	(28)
Interest expense, net	(71)	(64)	(197)	(193)
Income tax (expense) benefit	(5)	5	(9)	(22)
Depreciation and amortization	(48)	(49)	(142)	(147)
Loss on extinguishment and exchange of debt	—	—	(6)	—

Net loss	$(81)	$(32)	$(234)	$(46)

Items Not Included in Segment EBITDA

Non-cash charges primarily represent stock-based compensation expense, unrealized derivative and foreign exchange gains and losses and asset disposal gains and losses. Restructuring and other costs primarily include expenses from the Company’s restructuring and cost optimization programs and management fees paid to its owner.

Not included in Segment EBITDA are certain non-cash and other income and expenses. For the three and nine months ended September 30, 2012, these items primarily include net foreign exchange transaction gains and losses and asset disposal charges. For the three and nine months ended September 30, 2011, these items include primarily net foreign exchange transaction gains and losses and stock-based compensation expense.

(15) Operating Segments

The Company operates in two independent businesses: Silicones and Quartz. The Silicones business is engaged in the manufacture, sale and distribution of silanes, specialty silicones and urethane additives. The Quartz business is engaged in the manufacture, sale and distribution of high-purity fused quartz and ceramic materials. The Company’s businesses are organized based on the nature of the products they produce.

On July 17, 2012, the Company made certain changes to its internal reporting structure. These changes caused the Company to re-evaluate its reportable segments as well as the profitability measure used to manage its reportable segments. Effective July 17, 2012, the businesses are managed as one reportable segment; however, given the different technology and marketing strategies as well as the Company’s historical segment disclosure, the Company will continue to report the results for the Silicones and Quartz businesses separately. In addition, the Company’s profitability measure has changed from operating income to Segment EBITDA (earnings before interest, income taxes, depreciation and amortization). Segment EBITDA is defined as EBITDA adjusted for certain non-cash and certain other income and expenses. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. As a result, the Company retrospectively applied the Segment EBITDA performance measure to all periods presented.

The Company organizational structure continues to evolve. It is also continuing to refine its operating structure to better align its services to its customers and improve its cost position, while continuing to invest in global growth opportunities.

Following are net sales and Segment EBITDA (earnings before interest, income taxes, depreciation and amortization) by business. Segment EBITDA is defined as EBITDA adjusted for certain non-cash and certain other income and expenses. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among businesses. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. Other is primarily general and administrative expenses that are not allocated to the businesses, such as shared service and administrative functions.

	Silicones	Quartz	Other	Total
Year ended December 31, 2011:
Net sales (a)	$2,310	$327	$—	$2,637
Segment EBITDA	291	101	(13)	379
Depreciation and amortization	170	27	—	197
Capital expenditures	89	22	—	111

	Silicones	Quartz	Other	Total
Year ended December 31, 2010:
Net sales (a)	$2,286	$302	$—	$2,588
Segment EBITDA	433	92	(33)	492
Depreciation and amortization	169	28	—	197
Capital expenditures	76	19	—	95

	Silicones	Quartz	Other	Total
Year ended December 31, 2009:
Net sales (a)	$1,913	$170	$—	$2,083
Segment EBITDA	253	21	(13)	261
Depreciation and amortization	162	29	—	191
Capital expenditures	68	9	—	77

The following represents a summary of total assets at December 31,

	2011	2010
Silicones	$2,775	$2,900
Quartz	355	338
Other	35	54

Total assets (b)	$3,165	$3,292

(a)	Interbusiness sales are not significant and, as such, are eliminated within the selling business.
(b)	Deferred income taxes are included within corporate and other items as reconciling amounts to the Company’s total assets as presented on the Consolidated Balance Sheets.

Reconciliation of Segment EBITDA to Net Loss:

	Year Ended December 31,
	2011	2010	2009
Segment EBITDA:
Silicones	$291	$433	$253
Quartz	101	92	21
Other	(13)	(33)	(13)

Total	379	492	261

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges	(8)	(7)	5
Restructuring and other costs	(39)	(27)	(23)

Total adjustments	(47)	(34)	(18)
Interest expense, net	(256)	(249)	(258)
Income tax (expense) benefit	(27)	2	(15)
Depreciation and amortization	(197)	(197)	(191)
Gain (loss) on extinguishment and exchange of debt	7	(78)	179

Net loss	$(141)	$(64)	$(42)

Items Not Included in Segment EBITDA

Non-cash charges primarily represent stock-based compensation expense, unrealized derivative and foreign exchange gains and losses and asset disposal gains and losses. Restructuring and other costs primarily include expenses from the Company’s restructuring and cost optimization programs and management fees paid to its owner.

Not included in Segment EBITDA are certain non-cash and other income and expenses. For the 2011, these items primarily include net foreign exchange transaction gains and losses, stock-based compensation expense and a pension curtailment gain. For the 2010, these items primarily include net foreign exchange transaction gains and losses and stock-based compensation expense. For the 2009, these items primarily include net foreign exchange transaction gains and losses, stock-based compensation expense and an unrealized gain on natural gas derivative contracts.

The following tables show data by geographic area. Net sales are based on the location of the operation recording the final sale to the customer. Total long-lived assets consist of property and equipment, net of accumulated depreciation, intangible assets, net of accumulated amortization and goodwill.

	Year Ended December 31,
	2011	2010	2009
Net sales:
United States	$847	$844	$659
Canada	44	44	37
Pacific	816	824	632
Europe	813	779	675
Mexico and Brazil	117	97	80

	$2,637	$2,588	$2,083

	December 31,
	2011	2010
Total long-lived assets:
United States	$579	$599
Canada	18	18
Pacific	826	833
Europe	628	663
Mexico and Brazil	7	7

	$2,058	$2,120

Guarantor and Non - Guarantor Condensed Consolidating Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements [Abstract]
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

(12) Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

As of September 30, 2012, the Company had outstanding $250 in aggregate principal amount of senior secured notes, $200 in aggregate principal amount of second-lien senior notes, $1,161 in aggregate principal amount of springing lien Dollar notes, € 133 in aggregate principal amount of springing lien Euro notes and $382 in aggregate principal amount of senior subordinated notes. The notes are fully, jointly, severally and unconditionally guaranteed by the Company’s domestic subsidiaries (the guarantor subsidiaries). The following condensed consolidated financial information presents the Condensed Consolidated Balance Sheets as of September 30, 2012 and December 31, 2011, the Condensed Consolidated Statements of Operations for the fiscal three and nine-month periods ended September 30, 2012 and September 30, 2011 and Condensed Consolidated Statements of Cash Flows for the fiscal nine-month periods ended September 30, 2012 and September 30, 2011 of (i) Momentive Performance Materials Inc. (Parent); (ii) the guarantor subsidiaries; (iii) the non-guarantor subsidiaries; and (iv) the Company on a consolidated basis.

These financial statements are prepared on the same basis as the consolidated financial statements of the Company except that investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. The guarantor subsidiaries are 100% owned by Parent and all guarantees are full and unconditional, subject to certain customary release provisions set forth in the applicable Indenture. Additionally, substantially all of the assets of the guarantor subsidiaries and certain non-guarantor subsidiaries are pledged under the senior secured credit facility, and consequently will not be available to satisfy the claims of the Company’s general creditors.

The Company revised its condensed consolidating statements of cash flows for the fiscal nine-month period ended September 30, 2011 to correct the classification of intercompany dividends received. The revisions were made to appropriately classify dividends received that represent a return on investment as an operating activity. These amounts were previously classified as cash flows from financing activities. In the Parent column, for the fiscal nine-month period ended September 30, 2011, the revisions resulted in an increase of $49 to “net cash provided by (used in) operating activities” with a corresponding offset to “net cash provided by (used in) financing activities”. In the Guarantor Subsidiaries column, for the fiscal nine-month period ended September 30, 2011, the revisions resulted in an increase of $4 to “net cash provided by (used in) operating activities”, with a corresponding offset to “net cash provided by (used in) financing activities”. These corrections, which the Company determined are not material, had no impact on any financial statements or footnotes, except for the columns of the condensed consolidating statements of cash flows. As other prior period financial information is presented, the Company will similarly revise the condensed consolidating statements of cash flows in its future filings.

The Company also revised its condensed consolidating balance sheet as of December 31, 2011 to correctly reflect the Investment in affiliates line item. The revisions were made to appropriately classify the balance sheet credit arising from recognition of losses in excess of investment as a liability balance. These amounts were previously classified as a credit to the asset in the Guarantor Subsidiaries column. In the Guarantor column, as of December 31, 2011, the correction resulted in an increase of $85 to “Investment in affiliates”, with a corresponding increase to “Accumulated losses from unconsolidated subsidiaries in excess of investment”.

The Company also revised its condensed consolidating balance sheet as of December 31, 2011 to correctly present intercompany borrowings. The revisions were made to present all intercompany borrowings on a gross basis. In the Parent column, as of December 31, 2011, the revisions resulted in an increase of $20 to the “Intercompany borrowings” asset with a corresponding increase to the “Intercompany borrowings” liability. In the Guarantor Subsidiaries column, as of December 31, 2011, the revisions resulted in a decrease of $12 to the “Intercompany borrowings” asset with a corresponding decrease to the “Intercompany borrowings” liability. In the Non-Guarantor Subsidiaries column, as of December 31, 2011, the revisions resulted in an increase of $196 to the “Intercompany borrowings” asset with a corresponding increase to the “Intercompany borrowings” liability. These corrections, which the Company determined are not material, had no impact on any financial statements or footnotes, except for the columns of the condensed consolidating balance sheet.

Condensed Consolidating Balance Sheet as of September 30, 2012:

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$5	$3	$102	$—	$110
Accounts receivable	—	85	222	—	307
Due from affiliates	—	81	12	(92)	1
Inventories	—	167	232	—	399
Prepaid expenses	—	16	4	—	20
Deferred income taxes	—	1	8	—	9
Other current assets	—	6	40	—	46

Total current assets	5	359	620	(92)	892
Property and equipment, net	—	467	573	—	1,040
Other long-term assets	56	10	23	—	89
Deferred income taxes	—	—	24	—	24
Investment in affiliates	1,397	—	—	(1,397)	—
Intercompany borrowings	80	1,167	181	(1,428)	—
Intangible assets, net	—	79	430	—	509
Goodwill	—	—	432	—	432

Total assets	$1,538	$2,082	$2,283	$(2,917)	$2,986

Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$71	$225	$—	$296
Short-term borrowings	—	—	4	—	4
Accrued expenses and other liabilities	1	68	82	—	151
Accrued interest	57	—	—	—	57
Due to affiliates	—	19	80	(92)	7
Accrued income taxes	—	—	5	—	5
Deferred income taxes	—	—	20	—	20
Current installments of long-term debt	—	—	31	—	31

Total current liabilities	58	158	447	(92)	571
Long-term debt	2,145	80	753	—	2,978
Other liabilities	—	8	42	—	50
Pension liabilities	—	189	110	—	299
Intercompany borrowings	295	70	1,063	(1,428)	—
Deferred income taxes	—	—	48	—	48
Accumulated losses of unconsolidated subsidiaries in excess of investment	—	180	—	(180)	—

Total liabilities	2,498	685	2,463	(1,700)	3,946

Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	605	1,941	540	(2,481)	605
Accumulated deficit	(1,803)	(782)	(996)	1,778	(1,803)
Accumulated other comprehensive income	238	238	276	(514)	238

Total Momentive Performance Materials Inc.’s equity (deficit)	(960)	1,397	(180)	(1,217)	(960)
Noncontrolling interests	—	—	—	—	—

Total equity (deficit)	(960)	1,397	(180)	(1,217)	(960)

Total liabilities and equity (deficit)	$1,538	$2,082	$2,283	$(2,917)	$2,986

Condensed Consolidating Balance Sheet as of December 31, 2011:

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$41	$3	$159	$—	$203
Accounts receivable	—	82	233	—	315
Due from affiliates	3	60	30	(85)	8
Inventories	—	193	201	—	394
Prepaid expenses	—	11	3	—	14
Deferred income taxes	—	1	9	—	10
Other current assets	—	11	38	—	49

Total current assets	44	361	673	(85)	993
Property and equipment, net	—	495	589	—	1,084
Other long-term assets	55	9	25	—	89
Deferred income taxes	—	—	25	—	25
Investment in affiliates	1,415	—	—	(1,415)	—
Intercompany borrowings	20	1,091	259	(1,370)	—
Intangible assets, net	—	84	458	—	542
Goodwill	—	—	432	—	432

Total assets	$1,534	$2,040	$2,461	$(2,870)	$3,165

Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$93	$219	$—	$312
Short-term borrowings	—	—	3	—	3
Accrued expenses and other liabilities	2	62	98	—	162
Accrued interest	61	—	1	—	62
Due to affiliates	14	26	60	(85)	15
Accrued income taxes	—	—	2	—	2
Deferred income taxes	—	—	19	—	19
Current installments of long-term debt	—	—	36	—	36

Total current liabilities	77	181	438	(85)	611
Long-term debt	1,891	—	1,004	—	2,895
Other liabilities	—	9	42	—	51
Pension liabilities	—	186	106	—	292
Intercompany borrowings	302	164	904	(1,370)	—
Deferred income taxes	—	—	52	—	52
Accumulated losses from unconsolidated subsidiaries in excess of investment	—	85	—	(85)	—

Total liabilities	2,270	625	2,546	(1,540)	3,901

Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	605	1,911	567	(2,478)	605
Accumulated deficit	(1,569)	(724)	(925)	1,649	(1,569)
Accumulated other comprehensive income	228	228	273	(501)	228

Total Momentive Performance Materials Inc.’s equity (deficit)	(736)	1,415	(85)	(1,330)	(736)
Noncontrolling interests	—	—	—	—	—

Total equity (deficit)	(736)	1,415	(85)	(1,330)	(736)

Total liabilities and equity (deficit)	$1,534	$2,040	$2,461	$(2,870)	$3,165

Condensed Consolidating Statements of Operations for the fiscal three-month period ended September 30, 2012:

	Fiscal three-month period ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$255	$429	$(113)	$571
Costs and expenses:
Cost of sales, excluding depreciation	—	186	337	(113)	410
Selling, general and administrative expenses	11	39	52	—	102
Depreciation and amortization expenses	—	21	27	—	48
Research and development expenses	—	12	6	—	18

Operating income (loss)	(11)	(3)	7	—	(7)
Other income (expense):
Interest income	—	24	3	(27)	—
Interest expense	(57)	(3)	(38)	27	(71)
Other income (expense), net	—	—	—	—	—

Income (loss) before income taxes and earnings from unconsolidated entities	(68)	18	(28)	—	(78)
Income taxes (benefit)	—	—	5	—	5

Income (loss) before earnings from unconsolidated entities	(68)	18	(33)	—	(83)
Earnings from unconsolidated entities	(13)	(31)	2	44	2

Net income (loss)	(81)	(13)	(31)	44	(81)
Net income (loss) attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to Momentive Performance Materials Inc.	$(81)	$(13)	$(31)	$44	$(81)

Comprehensive (loss) income	$(59)	$9	$(13)	$4	$(59)

Condensed Consolidating Statements of Operations for the fiscal three-month period ended September 30, 2011:

	Fiscal three-month period ended September 30, 2011:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$294	$487	$(128)	$653
Costs and expenses:
Cost of sales, excluding depreciation	—	212	364	(128)	448
Selling, general and administrative expenses	(16)	33	92	—	109
Depreciation and amortization expenses	—	20	29	—	49
Research and development expenses	—	14	6	—	20

Operating income (loss)	16	15	(4)	—	27
Other income (expense):
Interest income	—	26	2	(27)	1
Interest expense	(53)	(4)	(35)	27	(65)
Other income (expense), net	—	—	—	—	—
Income (loss) before income taxes and earnings from unconsolidated entities	(37)	37	(37)	—	(37)
Income taxes (benefit)	—	—	(5)	—	(5)

Income (loss) before earnings from unconsolidated entities	(37)	37	(32)	—	(32)
Earnings from unconsolidated entities	5	(32)	—	27	—

Net income (loss)	(32)	5	(32)	27	(32)
Net income (loss) attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to Momentive Performance Materials Inc.	$(32)	$5	$(32)	$27	$(32)

Comprehensive (loss) income	$(2)	$35	(2)	$(33)	$(2)

Condensed Consolidating Statements of Operations for the fiscal nine-month period ended September 30, 2012:

	Fiscal nine-month period ended September 30, 2012:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$777	$1,369	$(355)	$1,791
Costs and expenses:
Cost of sales, excluding depreciation	—	579	1,069	(355)	1,293
Selling, general and administrative expenses	17	162	160	—	339
Depreciation and amortization expenses	—	60	82	—	142
Research and development expenses	—	36	17	—	53

Operating income (loss)	(17)	(60)	41	—	(36)
Other income (expense):
Interest income	—	75	5	(79)	1
Interest expense	(163)	(8)	(106)	79	(198)
Other income (expense), net	—	—	11	—	11
Gain (loss) on extinguishment and exchange of debt	4	5	(15)	—	(6)

Income (loss) before income taxes and earnings from unconsolidated entities	(176)	12	(64)	—	(228)
Income taxes (benefit)	—	(1)	10	—	9

Income (loss) before earnings from unconsolidated entities	(176)	13	(74)	—	(237)
Earnings from unconsolidated entities	(58)	(71)	3	129	3

Net income (loss)	(234)	(58)	(71)	129	(234)
Net income (loss) attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to Momentive Performance Materials Inc.	$(234)	$(58)	$(71)	$129	$(234)

Comprehensive (loss) income	$(224)	$(48)	$(66)	$114	$(224)

Condensed Consolidating Statements of Operations for the fiscal nine-month period ended September 30, 2011:

	Fiscal nine-month period ended September 30, 2011:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$899	$1,568	$(426)	$2,041
Costs and expenses:
Cost of sales, excluding depreciation	—	623	1,154	(426)	1,351
Selling, general and administrative expenses	9	126	178	—	313
Depreciation and amortization expenses	—	58	89	—	147
Research and development expenses	—	41	19	—	60

Operating income (loss)	(9)	51	128	—	170
Other income (expense):
Interest income	—	78	6	(83)	1
Interest expense	(160)	(10)	(107)	83	(194)
Other income (expense), net	3	(1)	(2)	—	—

Income (loss) before income taxes and earnings from unconsolidated entities	(166)	118	25	—	(23)
Income taxes (benefit)	—	—	22	—	22

Income (loss) before earnings from unconsolidated entities	(166)	118	3	—	(45)
Earnings from unconsolidated entities	120	2	—	(122)	—

Net income (loss)	(46)	120	3	(122)	(45)
Net income (loss) attributable to noncontrolling interests	—	—	(1)	—	(1)

Net income (loss) attributable to Momentive Performance Materials Inc.	$(46)	$120	$2	$(122)	$(46)

Comprehensive (loss) income	$(19)	$146	$28	$(174)	$(19)

Condensed Consolidating Statement of Cash Flows for the fiscal nine-month periods ended September 30, 2012:

	Fiscal nine-month period ended September 30, 2012:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(148)	$63	$30	$(48)	$(103)
Cash flows from investing activities:
Capital expenditures	—	(28)	(41)	—	(69)
Purchases of intangible assets	—	(2)	—	—	(2)
Proceeds from return of capital	—	36	—	(36)	—
Proceeds from disposal of assets	—	—	2	—	2

Net cash used in investing activities	—	6	(39)	(36)	(69)

Cash flows from financing activities:
Debt issuance costs	(5)	—	(3)	—	(8)
Increase in short-term borrowings	—	—	1	—	1
Proceeds from long-term debt	250	175	134	—	559
Dividends paid within MPM Inc.	—	(48)	—	48	—
Payments of long-term debt	—	(95)	(392)	—	(487)
Return of capital	—	—	(36)	36	—
Net borrowings with affiliates	(147)	(101)	248	—	—

Net cash provided by (used in) financing activities	98	(69)	(48)	84	65

Increase (decrease) in cash and cash equivalents	(50)	—	(57)	—	(107)
Effect of exchange rate changes on cash	14	—	—	—	14
Cash and cash equivalents, beginning of period	41	3	159	—	203

Cash and cash equivalents, end of period	$5	$3	$102	$—	$110

Condensed Consolidating Statement of Cash Flows for the fiscal nine-month periods ended September 30, 2011:

	Fiscal nine-month period ended September 30, 2011:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(83)	$138	$82	$(53)	$84

Cash flows from investing activities:
Capital expenditures	—	(34)	(37)	—	(71)
Purchases of intangible assets	—	(2)	—	—	(2)
Proceeds from the return of capital	—	11	—	(11)	—

Net cash used in investing activities	—	(25)	(37)	(11)	(73)

Cash flows from financing activities:
Debt issuance costs	(5)	—	—	—	(5)
Dividends paid within MPM Inc.	—	(49)	(4)	53	—
Decrease in short-term borrowings	—	—	(1)	—	(1)
Proceeds from long-term debt	—	—	52	—	52
Payments of long-term debt	—	—	(61)	—	(61)
Return of capital	—	—	(11)	11	—
Net borrowings between affiliates	96	(62)	(34)	—	—

Net cash provided by (used in) financing activities	91	(111)	(59)	64	(15)

Increase (decrease) in cash and cash equivalents	8	2	(14)	—	(4)
Effect of exchange rate changes on cash	4	—	(4)	—	—
Cash and cash equivalents, beginning of period	31	1	222	—	254

Cash and cash equivalents, end of period	$43	$3	$204	$—	$250

(16) Guarantor and Nonguarantor Condensed Consolidating Financial Statements

The Company has outstanding $200 in aggregate principal amount of second-lien senior notes, $1,161 in aggregate principal amount of springing lien Dollar notes, €133 in aggregate principal amount of springing lien Euro notes and $382 in aggregate principal amount of senior subordinated notes. The notes are fully, jointly, severally and unconditionally guaranteed by the Company’s domestic subsidiaries (the guarantor subsidiaries). The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of December 31, 2011 and 2010, the Condensed Consolidating Statements of Operations and Cash Flows for the years ended December 31, 2011, 2010 and 2009 of (i) Momentive Performance Materials Inc. (Parent); (ii) the guarantor subsidiaries; (iii) the non-guarantor subsidiaries; and (iv) the Company on a consolidated basis.

These financial statements are prepared on the same basis as the consolidated financial statements of the Company except that investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. The guarantor subsidiaries are 100% owned by Parent and all guarantees are full and unconditional, subject to certain customary release provisions set forth in the applicable Indenture. Additionally, substantially all of the assets of the guarantor subsidiaries and certain non-guarantor subsidiaries are pledged under the senior secured credit facility, and consequently will not be available to satisfy the claims of the Company’s general creditors.

For the presentation of this footnote prior to the second quarter of 2011, the Company had displayed the intercompany profit elimination (ICP) and its related deferred tax impact in the Elimination column. As a result, the ICP elimination and its related tax deferred impact did not get pushed up to the Parent, and therefore equity (deficit) in the Parent column did not agree with equity (deficit) in the Consolidated column. Also, as a result, the net income (loss) attributable to Momentive Performance Materials Inc. in the Parent column did not agree with the corresponding amount in the Consolidated column.

The Company has revised the presentation of this footnote for all historical periods presented to display the ICP elimination and its deferred tax impact in the column for which it directly relates, as opposed to the Eliminations column. As a result of this revision, equity (deficit) in the Parent column agrees with equity (deficit) in the Consolidated column for all periods presented. In addition, net income (loss) attributable to Momentive Performance Materials Inc. in the Parent column agrees with the corresponding amount in the Consolidated column for all periods presented.

In addition, the Company revised its condensed consolidating statements of cash flows for the years ended December 31, 2011, 2010 and 2009 to correct the classification of intercompany dividends received and capital contributions. The revisions were made to appropriately classify dividends received that represent a return on investment as an operating activity and to appropriately classify capital contributions to subsidiaries as an investing activity. These amounts were previously classified as cash flows from financing activities, with the exception of the dividends received, which were classified as cash flows from investing activities. In the Parent column, for the years ended December 31, 2011, 2010 and 2009, the revisions resulted in an increase of $97, $97 and $104, respectively, to “net cash provided by (used in) operating activities” with a corresponding offset to “net cash used in investing activities”. In the Guarantor Subsidiaries column, for the years ended December 31, 2011 and 2010, the revisions resulted in an increase of $3 and $23, respectively, to “net cash provided by (used in) operating activities”, with a corresponding offset to “net cash used in investing activities”. The revisions also resulted in a decrease for the years ended December 31, 2011, 2010 and 2009, of $8, $48 and $5, respectively, to “net cash used in investing activities”, with a corresponding offset to “net cash provided by (used in) financing activities”. These corrections, which the Company determined are not material, had no impact on any financial statements or footnotes, except for the columns of the condensed consolidating statements of cash flows. As other prior period financial information is presented, the Company will similarly revise the condensed consolidating statements of cash flows in its future filings.

The Company also revised its condensed consolidating balance sheets as of December 31, 2011 and 2010 to correctly reflect the Investment in affiliates line item. The revisions were made to appropriately classify the balance sheet credit arising from recognition of losses in excess of investment as a liability balance. These amounts were previously classified as a credit to the asset in the Guarantor Subsidiaries column. In the Guarantor column, as of December 31, 2011 and 2010, the correction resulted in an increase of $85 and $90, respectively, to “Investment in affiliates”, with a corresponding increase to “Accumulated losses from unconsolidated subsidiaries in excess of investment”. This same correction in the amount of $123 would relate to the unaudited condensed consolidating balance sheet as of March 31, 2012. These corrections, which the Company determined are not material, had no impact on any financial statements or footnotes, except for the columns of the condensed consolidating balance sheets.

The Company also revised its condensed consolidating balance sheet as of December 31, 2011 and 2010 to correctly present intercompany borrowings. The revisions were made to present all intercompany borrowings on a gross basis. In the Parent column, as of December 31, 2011, the revisions resulted in an increase of $20 to the “Intercompany borrowings” asset with a corresponding increase to the “Intercompany borrowings” liability. In the Guarantor Subsidiaries column, as of December 31, 2011 and 2010, the revisions resulted in a decrease of $12 and in increase of $23, respectively, to the “Intercompany borrowings” asset with a corresponding decrease and increase, respectively, to the “Intercompany borrowings” liability. In the Non-Guarantor Subsidiaries column, as of December 31, 2011 and 2010, the revisions resulted in an increase of $196 and $101, respectively, to the “Intercompany borrowings” asset with a corresponding increase to the “Intercompany borrowings” liability. These corrections, which the Company determined are not material, had no impact on any financial statements or footnotes, except for the columns of the condensed consolidating balance sheet.

Condensed Consolidating Balance Sheet as of December 31, 2011:

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$41	$3	$159	$—	$203
Receivables, net	—	82	233	—	315
Due from affiliates	3	60	30	(85)	8
Inventories	—	193	201	—	394
Prepaid expenses	—	11	3	—	14
Income tax receivable	—	—	—	—	—
Deferred income taxes	—	1	9	—	10
Other current assets	—	11	38	—	49

Total current assets	44	361	673	(85)	993
Property and equipment, net	—	495	589	—	1,084
Other long-term assets	55	9	25	—	89
Deferred income taxes	—	—	25	—	25
Investment in affiliates	1,415	—	—	(1,415)	—
Intercompany borrowing	20	1,091	259	(1,370)	—
Intangible assets, net	—	84	458	—	542
Goodwill	—	—	432	—	432

Total assets	$1,534	$2,040	$2,461	$(2,870)	$3,165

Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$93	$219	$—	$312
Short-term borrowings	—	—	3	—	3
Accrued expenses and other liabilities	2	62	98	—	162
Accrued interest	61	—	1	—	62
Due to affiliates	14	26	60	(85)	15
Accrued income taxes	—	—	2	—	2
Deferred income taxes	—	—	19	—	19
Current installments of long-term debt	—	—	36	—	36

Total current liabilities	77	181	438	(85)	611
Long-term debt	1,891	—	1,004	—	2,895
Other liabilities	—	9	42	—	51
Pension liabilities	—	186	106	—	292
Intercompany borrowings	302	164	904	(1,370)	—
Deferred income taxes	—	—	52	—	52
Accumulated losses from unconsolidated subsidiaries in excess of investment	—	85	—	(85)	—

Total liabilities	2,270	625	2,546	(1,540)	3,901

Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	605	1,911	567	(2,478)	605
Accumulated deficit	(1,569)	(724)	(925)	1,649	(1,569)
Accumulated other comprehensive income	228	228	273	(501)	228

Total Momentive Performance Materials Inc. equity (deficit)	(736)	1,415	(85)	(1,330)	(736)
Noncontrolling interests	—	—	—	—	—

Total equity (deficit)	(736)	1,415	(85)	(1,330)	(736)

Total liabilities and equity (deficit)	$1,534	$2,040	$2,461	$(2,870)	$3,165

Condensed Consolidating Balance Sheet as of December 31, 2010:

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$31	$1	$222	$—	$254
Receivables, net	—	96	240	—	336
Due from affiliates	2	84	30	(112)	4
Inventories	—	188	187	—	375
Prepaid expenses	—	7	3	—	10
Income tax receivable	—	—	2	—	2
Deferred income taxes	—	—	12	—	12
Other current assets	—	13	37	—	50

Total current assets	33	389	733	(112)	1,043
Property and equipment, net	—	507	602	—	1,109
Other long-term assets	60	2	26	—	88
Deferred income taxes	—	—	41	—	41
Investment in affiliates	1,430	—	—	(1,430)	—
Intercompany borrowing	—	1,020	210	(1,230)	—
Intangible assets, net	—	91	495	—	586
Goodwill	—	—	425	—	425

Total assets	$1,523	$2,009	$2,532	$(2,772)	$3,292

Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$86	$217	$—	$303
Short-term borrowings	—	—	2	—	2
Accrued expenses and other liabilities	1	79	90	—	170
Accrued interest	25	—	—	—	25
Due to affiliates	—	30	84	(112)	2
Accrued income taxes	—	—	10	—	10
Deferred income taxes	—	—	13	—	13
Current installments of long-term debt	—	—	25	—	25

Total current liabilities	26	195	441	(112)	550
Long-term debt	1,910	—	1,042	—	2,952
Other liabilities	—	9	50	—	59
Pension liabilities	—	151	121	—	272
Intercompany borrowings	195	134	901	(1,230)	—
Deferred income taxes	—	—	63	—	63
Accumulated losses from unconsolidated subsidiaries in excess of investment	—	90	—	(90)	—

Total liabilities	2,131	579	2,618	(1,432)	3,896

Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	603	2,001	566	(2,567)	603
Accumulated deficit	(1,428)	(788)	(890)	1,678	(1,428)
Accumulated other comprehensive income	217	217	234	(451)	217

Total Momentive Performance Materials Inc. equity (deficit)	(608)	1,430	(90)	(1,340)	(608)
Noncontrolling interests	—	—	4	—	4

Total equity (deficit)	(608)	1,430	(86)	(1,340)	(604)

Total liabilities and equity	$1,523	$2,009	$2,532	$(2,772)	$3,292

Condensed Consolidating Statement of Operations for the year ended December 31, 2011:

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,145	$2,023	$(531)	$2,637
Costs and expenses:
Cost of sales, excluding depreciation	—	808	1,521	(531)	1,798
Selling, general and administrative expenses	4	195	223	—	422
Depreciation and amortization expenses	—	79	118	—	197
Research and development expenses	—	54	24	—	78

Operating income (loss)	(4)	9	137	—	142
Other income (expense):
Interest income	—	103	8	(110)	1
Interest expense	(211)	(12)	(144)	110	(257)
Other income (expense), net	3	(1)	(2)	—	—
Gain on extinguishment of debt	7	—	—	—	7

Income (loss) before income taxes and earnings from unconsolidated entities	(205)	99	(1)	—	(107)
Income taxes (benefit)	—	—	27	—	27
Income (loss) before earnings from unconsolidated entities	(205)	99	(28)	—	(134)
Earnings (loss) from unconsolidated entities	64	(35)	(6)	(29)	(6)

Net income (loss)	(141)	64	(34)	(29)	(140)
Net income attributable to noncontrolling interests	—	—	(1)	—	(1)

Net income (loss) attributable to Momentive Performance Materials Inc.	$(141)	$64	$(35)	$(29)	$(141)

Comprehensive (loss) income	$(130)	$75	$4	$(79)	$(130)

Condensed Consolidating Statement of Operations for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,118	$1,973	$(503)	$2,588
Costs and expenses:
Cost of sales, excluding depreciation	—	737	1,411	(503)	1,645
Selling, general and administrative expenses	(47)	213	245	—	411
Depreciation and amortization expenses	—	86	111	—	197
Research and development expenses	—	49	24	—	73

Operating income (loss)	47	33	182	—	262
Other income (expense):
Interest income	—	97	8	(103)	2
Interest expense	(211)	(6)	(137)	103	(251)
Other income (expense), net	(1)	—	1	—	—
Loss on extinguishment and exchange of debt	(78)	—	—	—	(78)

Income (loss) before income taxes and earnings from unconsolidated entities	(243)	124	54	—	(65)
Income taxes (benefit)	—	1	(3)	—	(2)

Income (loss) before earnings from unconsolidated entities	(243)	123	57	—	(63)
Earnings (loss) from unconsolidated entities	179	56	—	(235)	—

Net income (loss)	(64)	179	57	(235)	(63)
Net (income) loss attributable to noncontrolling interests	—	—	(1)	—	(1)

Net income (loss) attributable to Momentive Performance Materials Inc.	$(64)	$179	$56	$(235)	$(64)

Comprehensive (loss) income	$(27)	$215	$119	$(334)	$(27)

Condensed Consolidating Statement of Operations for the year ended December 31, 2009:

	Year Ended December 31, 2009
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$887	$1,581	$(385)	$2,083
Costs and expenses:
Cost of sales, excluding depreciation	—	618	1,187	(385)	1,420
Selling, general and administrative expenses	12	159	198	—	369
Depreciation and amortization expenses	—	85	106	—	191
Research and development expenses	—	41	22	—	63

Operating income (loss)	(12)	(16)	68	—	40
Other income (expense):
Interest income	—	98	8	(103)	3
Interest expense	(212)	(12)	(140)	103	(261)
Other income (expense), net	—	1	11	—	12
Loss on extinguishment and exchange of debt	179	—	—	—	179

Income (loss) before income taxes and earnings from unconsolidated entities	(45)	71	(53)	—	(27)
Income taxes (benefit)	—	(3)	18	—	15

Income (loss) before earnings from unconsolidated entities	(45)	74	(71)	—	(42)
Earnings (loss) from unconsolidated entities	3	(71)	—	68	—

Net income (loss)	(42)	3	(71)	68	(42)
Net (income) loss attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to Momentive Performance Materials Inc.	$(42)	$3	$(71)	$68	$(42)

Comprehensive (loss) income	$(38)	$7	$(73)	$66	$(38)

Condensed Consolidating Statement of Cash Flows for the year ended December 31, 2011:

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(57)	$187	$79	$(100)	$109

Cash flows from investing activities:
Capital expenditures	—	(56)	(55)	—	(111)
Purchases of intangible assets	—	(2)	—	—	(2)
Capital contribution	—	(8)	—	8	—
Investment in joint venture	—	—	(6)	—	(6)
Proceeds from the return of capital	—	25	—	(25)	—

Net cash used in investing activities	—	(41)	(61)	(17)	(119)

Cash flows from financing activities:
Debt issuance costs	(5)	—	—	—	(5)
Dividends paid within MPM Inc.	—	(97)	(3)	100	—
Dividends paid to parent	(1)	—	—	—	(1)
Net increase in short-term borrowings	1	—	—	—	1
Proceeds from issuance of long-term debt	—	—	52	—	52
Payments of long-term debt	(16)	—	(72)	—	(88)
Proceeds from capital contribution	—	—	8	(8)	—
Net borrowings with affiliates	93	(47)	(46)	—	—
Return of capital	—	—	(25)	25	—

Net cash provided by (used in) financing activities	72	(144)	(86)	117	(41)

Increase (decrease) in cash and cash equivalents	15	2	(68)	—	(51)
Effect of exchange rate changes on cash	(5)	—	5	—	—
Cash and cash equivalents, beginning of period	31	1	222	—	254

Cash and cash equivalents, end of period	$41	$3	$159	$—	$203

Condensed Consolidating Statement of Cash Flows for the year ended December 31, 2010:

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(36)	$242	$176	$(120)	$262

Cash flows from investing activities:
Capital expenditures	—	(51)	(44)	—	(95)
Capital contribution	—	(48)	—	48	—
Purchase of intangible assets	—	(3)	(1)	—	(4)

Net cash used in investing activities	—	(102)	(45)	48	(99)

Cash flows from financing activities:
Debt issuance costs	(18)	—	—	—	(18)
Dividends paid within MPM Inc.	—	(97)	(23)	120	—
Dividends paid to parent	(1)	—	—	—	(1)
Net increase in short-term debt borrowings	—	—	2	—	2
Proceeds from long-term debt	848	—	1	—	849
Payments of long-term debt	(767)	(100)	(23)	—	(890)
Payments on extinguishment of debt	(54)	—	—	—	(54)
Proceeds from capital contributions	—	—	48	(48)	—
Net borrowings with affiliates	48	48	(96)	—	—

Net cash provided by (used in) financing activities	56	(149)	(91)	72	(112)

Increase (decrease) in cash and cash equivalents	20	(9)	40	—	51
Effect of exchange rate changes on cash	(45)	—	38	—	(7)
Cash and cash equivalents, beginning of period	56	10	144	—	210

Cash and cash equivalents, end of period	$31	$1	$222	$—	$254

Condensed Consolidated Statement of Cash Flows for the year ended December 31, 2009:

	Year Ended December 31, 2009
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(93)	$179	$45	$(104)	$27

Cash flows from investing activities:
Capital expenditures	—	(33)	(44)	—	(77)
Capital contribution	—	(5)	—	5	—
Purchase of intangible assets	—	(2)	(1)	—	(3)
Investment in joint venture	—	—	(5)	—	(5)

Net cash used in investing activities	—	(40)	(50)	5	(85)

Cash flows from financing activities
Debt issuance cost	(7)	—	—	—	(7)
Dividends paid within MPM Inc.	—	(93)	(11)	104	—
Net change in short-term borrowings	—	—	(7)	—	(7)
Proceeds of long-term debt	—	100	6	—	106
Payments of long-term debt	—	(150)	(8)	—	(158)
Proceeds from capital contributions	—	—	5	(5)	—
Net borrowings with affiliates	144	(186)	42	—	—

Net cash provided by (used in) financing activities	137	(329)	27	99	(66)

Increase (decrease) in cash and cash equivalents	44	(190)	22	—	(124)
Effect of exchange rate changes on cash	10	—	(16)	—	(6)
Cash and cash equivalents, beginning of year	2	200	138	—	340

Cash and cash equivalents, end of year	$56	$10	$144	$—	$210

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

(13) Subsequent Events

On October 25, 2012, MPM Escrow LLC and MPM Finance Escrow Corp., wholly owned special purpose subsidiaries of the Company, issued $1,100 principal amount of first-priority senior secured notes due 2020 (the “First Lien Notes”) in a private offering. The proceeds from the sale of First Lien Notes were initially placed in escrow and were released on November 16, 2012. The proceeds from the sale of First Lien Notes were used, on November 16, 2012, (i) to repay all amounts outstanding under the Company’s senior secured credit facilities (without reducing the commitments under the revolving credit facility), (ii) to irrevocably deposit approximately $219 with the trustee for 12 1/ 2% senior secured second lien notes (the “Second Lien Notes”) in order to satisfy and discharge all of the Company’s outstanding $200 aggregate principal amount of Second Lien Notes, which will be redeemed on December 16, 2012 at a redemption price equal to 103.125% plus accrued and unpaid interest to the redemption date, (iii) to pay related fees and expenses and (iv) for general corporate purposes. The Company anticipates recognizing a loss of approximately $51 on this extinguishment of debt.

On October 25, 2012, the Company obtained commitments from financial institutions for a new $270 asset-based revolving loan facility, subject to a borrowing base (the “ABL Facility”) and the Company expects to obtain an additional $30 in commitments to bring the total facility size to $300, although there can be no assurances that the Company will obtain such additional commitments. The borrowing base will be based on a specified percentage of eligible accounts receivable and inventory and, in certain foreign jurisdictions, machinery and equipment. The ABL Facility will replace the Company’s existing senior secured credit facilities and the Company expects to enter into the ABL Facility as soon as practicable following the satisfaction of customary closing conditions.

Effective as of November 16, 2012, the Company amended the credit agreement governing its senior secured credit facilities (such amendment, the “Credit Agreement Amendment”) to, among other things, allow for the Company’s assumption of the First Lien Notes and the pari passu sharing of the collateral of the Company and its domestic subsidiaries currently securing the senior secured credit facilities between the secured parties under such credit facilities and the holders of the First Lien Notes. The Credit Agreement Amendment also (i) increased the maximum senior secured leverage ratio to which the Company is subject from 4.25 to 1.00 to 5.25 to 1.00, (ii) increased (a) the applicable margin with respect to revolving loans to 6.00% for Eurocurrency loans and (b) the commitment fee on the unused revolving credit facility amount to 4.00%, in each case effective as of 60 days after the effective date of the Credit Agreement Amendment and (iii) modified certain other provisions of the senior secured credit facilities.

The Company has evaluated subsequent events from the balance sheet date through November 13, 2012, the original issuance date, and updated the evaluation of subsequent events through the date of this prospectus and determined there are no other items that require adjustments to and/or disclosures in the unaudited condensed consolidated financial statements.

(17) Subsequent Events (Unaudited)

On April 2, 2012, the Company’s wholly-owned subsidiary Momentive Performance Materials GmbH, the German Borrower under the senior secured credit facilities, incurred incremental term loans under the senior secured credit facilities in an aggregate principal amount of $175 in the form of new tranche B-3 term loans denominated in U.S. dollars. The tranche B-3 term loans were incurred to refinance existing term loans maturing December 4, 2013 under the senior secured credit facilities. The tranche B-3 term loans will mature on May 5, 2015. The interest rate per annum applicable to the tranche B-3 term loan is equal to an adjusted LIBOR rate for, at the option of the German Borrower, a one-, two-, three- or six-month interest period, or a nine- or twelve-month period, if available from all relevant lenders, in each case plus an applicable margin of 3.5%. As part of the senior secured credit facilities, the tranche B-3 term loans are subject to the covenants under the Credit Agreement (none of which have been modified in connection with the incurrence of the new tranche B-3 term loans), including the Senior Secured Leverage Ratio maintenance covenant.

The Company has evaluated subsequent events from the balance sheet date through March 2, 2012, the original issuance date, and updated the evaluation of subsequent events through the date of this prospectus and determined there are no other items that require adjustment and/or disclosure in the consolidated financial statements.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts

Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (1)	Deductions	Balance at End of Period
Allowance for Doubtful Accounts:
Year ended December 31, 2011	$3	$(1)	$1	$3
Year ended December 31, 2010	5	(2)	—	3
Year ended December 31, 2009	4	1	—	5
Deferred Tax Asset Valuation Allowance:
Year ended December 31, 2011	$652	$77	$(10)	$719
Year ended December 31, 2010	662	12	(22)	652
Year ended December 31, 2009	636	37	(11)	662

(1)	Charged to cost and expenses. Includes the impact of foreign currency translation

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Accounting Principles		(a) Accounting Principles These consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles.
Consolidation

(a) Consolidation

The condensed consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries as of September 30, 2012 and December 31, 2011, and for the fiscal three and nine-month periods ended September 30, 2012 and September 30, 2011. Noncontrolling interests represent the noncontrolling shareholder’s proportionate share of the equity in a consolidated joint venture affiliate. During the fiscal three-month period ended July 3, 2011, the Company disposed of its interest in this affiliate. All significant intercompany balances and transactions, including profit and loss as a result of those transactions, have been eliminated in the consolidation.

The Company also has investments in nonconsolidated entities, primarily consisting of a subsidiary’s investments in a siloxane joint venture in China.

(b) Consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. Noncontrolling interests represent the noncontrolling shareholder’s proportionate share of the equity in a consolidated joint venture affiliate. During 2011, the Company disposed of its interest in this affiliate. All significant intercompany balances and transactions, including profit and loss as a result of those transactions, have been eliminated in the consolidation.

The Company also has investments in nonconsolidated entities, primarily consisting of a subsidiary’s investments in a siloxane joint venture in China. During 2011, the Company’s subsidiary contributed $6 to the joint venture as a capital contribution. Prior to this contribution, the investments in the joint venture had no carrying value. Upon this capital contribution, the Company’s subsidiary, which has a 49% ownership interest in the joint venture, recognized 49% of the joint venture’s losses from its inception. During 2011, the Company recorded $6 in losses, which represents its subsidiary’s share of all losses from inception. The Company is also committed to make additional capital contributions of $26 to this joint venture, which will likely occur in 2013 or later.

In connection with the GE Advanced Materials Acquisition, MPM Holdings, the Company’s Parent, issued a Senior Discount PIK Note in an aggregate principal amount of $400 million. This note was subsequently split into separate notes with identical terms (Senior Discount Notes). The Senior Discount Notes mature on December 4, 2017. Interest accrues at 11% pay-in-kind per annum in the form of an increase in the accreted value of the notes and no cash interest is payable on the note until maturity. The Senior Discount Notes have a maximum principal sum of $1,231 million on the maturity date. The Company has not reflected the Senior Discount Notes in its consolidated financial statements based on the absence of definitive cash requirements by the Company to support MPM Holdings’ debt service in the foreseeable future. In addition, the Company has not guaranteed the Senior Discount Notes or provided any other form of security interests in the assets of the Company for this obligation of MPM Holdings.

Income Taxes

(b) Income Taxes

For the fiscal three and nine-month periods ended September 30, 2012 and September 30, 2011, the Company’s provision for income taxes was calculated by applying an estimate of the annual effective tax rate for the full fiscal year to “ordinary” income or loss (pre-tax income or loss excluding unusual or infrequently occurring discrete items). Discrete items are recorded in the period in which they are incurred.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment dates. A valuation allowance is established, as needed, to reduce deferred tax assets to the amount expected to be realized.

(p) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment dates. A valuation allowance is established, as needed, to reduce deferred tax assets to the amount expected to be realized.

The majority of the Company’s non-U.S. operations have been treated as branches of the U.S. Company and are included in the MPM Group’s U.S. consolidated income tax return. For the purpose of the consolidated financial statements, for the years ended December 31, 2011, 2010 and 2009, the tax provision for all operations has been prepared on a consolidated basis.

The Income Taxes Topic, ASC 740, clarifies the accounting for uncertainty in income taxes recognized in the financial statements. The Statement prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in its tax return. The Company also applies the guidance relating to de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Foreign Currency

(c) Foreign Currency

Assets and liabilities of non-U.S. operations have been translated into United States dollars at the applicable rates of exchange in effect at the end of each period and any resulting translation gains and losses are included as a separate component of shareholder’s equity in the Condensed Consolidated Balance Sheets. Revenues, expenses and cash flows have been translated at the applicable weighted average rates of exchanges in effect during the applicable period. Certain non-U.S. operations use the United States dollar as their functional currency since a majority of their activities are transacted in United States dollars. Aggregate realized and unrealized gains (losses) on foreign currency transactions for the fiscal nine-month periods ended September 30, 2012 and 2011 were $(5) and $3, respectively. These amounts are included in selling, general and administrative expenses in the Condensed Consolidated Statements of Operations. During the fiscal three-month period ended June 30, 2012, an additional $2 of realized losses on foreign currency transactions was recorded in conjunction with the loss on the extinguishment and exchange of debt and is recorded in other income (expense).

(c) Foreign Currency

Assets and liabilities of non-U.S. operations have been translated into United States dollars at the applicable rates of exchange in effect at the end of each period and any resulting translation gains and losses are included as a separate component of shareholder’s equity in the Consolidated Balance Sheets. Revenues, expenses and cash flows have been translated at the applicable weighted average rates of exchanges in effect during the applicable period. Aggregate realized and unrealized gains (losses) on foreign currency transactions for the years ended December 31, 2011, 2010 and 2009 were $5, $9 and $10, respectively. These amounts are included in selling, general and administrative expenses in the Consolidated Statements of Operations. In 2010, an additional $25 of realized losses on foreign currency transactions was recorded in conjunction with the loss on the debt extinguishment and exchange and is recorded in other income (expense). Certain non-U.S. operations use the United States dollar as their functional currency since a majority of their activities are transacted in United States dollars.

Use of Estimates

(d) Use of Estimates

The preparation of the unaudited condensed consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amount of property and equipment, goodwill and intangibles, valuation allowances for receivables, inventories, deferred income tax assets and assets and obligations related to employee benefits. Actual results could differ from those estimates.

(d) Use of Estimates

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amount of property and equipment, goodwill and intangibles, valuation allowances for receivables, inventories, deferred income tax assets and assets and obligations related to employee benefits. Actual results could differ from those estimates.

Cash Equivalents

(e) Cash Equivalents

Cash equivalents consist of bank deposits, money market and other financial instruments with an initial maturity of three months or less. For purposes of the Consolidated Statements of Cash Flows, the Company considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

Revenue Recognition

(f) Revenue Recognition

Revenues comprise the invoiced value for the sale of goods, net of value added tax, rebates and discounts, and after elimination of sales between the consolidated entities.

The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable.

Receivables

(g) Receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. An allowance for doubtful accounts has been established based upon the Company’s best estimate of probable credit losses related to these receivables. The allowance is based on the customers’ financial status and historical write-off experience. Account balances are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories		(h) Inventories All inventories are stated at the lower of cost or net realizable values. The Company uses the first-in, first-out (FIFO) method of accounting for inventories.
Property and Equipment

(i) Property and Equipment

Property and equipment are stated at cost and depreciated over their estimated economic useful lives. Depreciation expense on property and equipment is calculated using the straight-line method. Leasehold improvements and assets under capital leases are amortized over the shorter of the lease term or estimated useful life of the assets.

Property and equipment considers the allocation of fair values as of the date of the Acquisition. Property and equipment includes costs related to the development of internal use software pursuant to the guidance in the Intangibles—Goodwill and Other Topic, ASC 350-40.

Maintenance costs, including expense related to planned major maintenance activities, are recognized in the Consolidated Statements of Operations in the periods during which the underlying costs are incurred.

Investments in Nonconsolidated Affiliates

(j) Investments in Nonconsolidated Affiliates

For those investments in affiliates that the Company has the ability to exercise significant influence, the equity method of accounting is used. Under this method, the investment, originally recorded at cost, is adjusted to recognize the Company’s share of net earnings or losses of the affiliates as they occur rather than as dividends or as other distributions are received. The Company’s share of net income or loss of affiliates also includes other than temporary declines in fair value recognized during the period, if any.

Goodwill

(k) Goodwill

The Company does not amortize goodwill, but tests it annually (based on financial information as of the fiscal third quarter of each year) for impairment using a fair value approach at the reporting unit level. The Company also tests goodwill for impairment when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. This assessment requires the Company to estimate the fair market value of its reporting units. If the Company determines that the fair values of our reporting units are less than their carrying amounts, absent other facts to the contrary, the Company must recognize an impairment charge for the associated goodwill of the reporting unit against earnings in the consolidated financial statements. Based on the guidance provided by the Goodwill and other Topic, ASC 350-20-35, the Company has determined that the Silicones and Quartz businesses represent the two reporting units for the purposes of the annual goodwill impairment evaluation.

The Company performs an annual assessment of qualitative factors to determine whether the existence of any events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than the carrying amount of the reporting unit’s net assets. If, after assessing all events and circumstances, the Company determines it is more likely than not that the fair value of a reporting unit is less than the carrying amount of the reporting unit’s net assets, goodwill is evaluated for impairment using the two-step process as prescribed in the Goodwill and other Topic, ASC 350-20-35. The first step is to compare the fair value of the reporting unit to its carrying amount. If the carrying amount exceeds the fair value, a second step must be performed to calculate impairment. Otherwise, if the fair value of the reporting unit exceeds the carrying amount, the goodwill is not considered to be impaired as of the measurement date. To determine fair value for the reporting units, the Company uses a combination of a discounted cash flow model and a market multiple model, both weighted equally. The discounted cash flow model requires management to project revenues, operating expenses, working capital investment, capital spending and cash flows over a multiyear period, as well as determine the weighted average cost of capital to be used as a discount rate. Applying this discount rate to the multiyear projections provides an estimate of fair value for the reporting unit. The benefit to the discounted cash flow model is that it incorporates management’s understanding of the business and factors in company specific data that may not be representative of other market participants. The market multiple method requires management to select a representative sample of peer companies to incorporate into the model. Utilizing financial information available for the peer companies, management arrives at a market multiple that is applied to projected EBITDA to arrive at the estimated fair value of the reporting unit. The benefit to the market multiple model is that it incorporates external market factors and the performance of other similar market participants in order to arrive at an estimate of fair value. In preparing the goodwill impairment analysis, the Company believes that an equal weighting of the two models is the most meaningful manner in which to arrive at an estimate of fair value as it incorporates both internal knowledge of the Company as well as the external market factors to which the Company is exposed.

Due to the numerous variables associated with judgments and assumptions relating to the valuation of the reporting unit and the effects of changes in circumstances affecting this valuation, both the precision and reliability of the resulting estimates are subject to uncertainty, and as additional information becomes known, the Company may change its estimates.

Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of and Intangible Assets

(l) Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of and Intangible Assets

Long-lived assets, such as property and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized. The impairment charge is the amount by which the carrying amount of the asset exceeds the fair value of the asset. For purposes of recognition and measurement of an impairment loss, assets are grouped at the level at which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Assets to be disposed of would be separately presented in the Consolidated Balance Sheets, reported at the lower of their carrying amount or fair value less costs to sell, and no longer depreciated. The Company amortizes the cost of other intangibles over their estimated useful lives on a straight-line basis.

Advertising

(m) Advertising

Advertising costs are expensed as incurred and were $7, $9 and $6 for the years ended December 31, 2011, 2010 and 2009, respectively. Advertising costs are recorded in selling, general, and administrative expenses in the accompanying Consolidated Statements of Operations.

Deferred Financing Costs

(n) Deferred Financing Costs

Deferred financing costs were recorded by the Company in connection with the long-term financing arrangements associated with the GE Advanced Materials Acquisition and with the debt refinancing and private exchange offers completed in November of 2010 and June of 2009, respectively, and described in Note 9. Deferred financing costs, net of accumulated amortization, of $67 and $71 are included in other long-term assets in the accompanying Consolidated Balance Sheets at December 31, 2011 and 2010, respectively. These costs are amortized using the effective interest method over the term of the related debt. The amortization of deferred financing costs, which is classified as interest expense in the Consolidated Statements of Operations, was $8, $10 and $10 for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, $12 and $6 of deferred financing costs were written off in conjunction with the debt extinguishment and exchange transaction in November of 2010 and June of 2009, respectively.

Pension Liabilities

(o) Pension Liabilities

Pension assumptions are significant inputs to the actuarial models that measure pension benefit obligations and related effects on operations. Two assumptions—discount rate and expected return on assets—are important elements of plan expense and asset/liability measurement. The Company evaluates these critical assumptions at least annually on a plan and country-specific basis. The Company periodically evaluates other assumptions involving demographic factors, such as retirement age, mortality and turnover, and updates them to reflect the Company’s experience and expectations for the future. Actual results in any given year will often differ from actuarial assumptions because of economic and other factors.

Accumulated and projected benefit obligations are measured as the present value of future cash payments. The Company discounts those cash payments using the weighted average of market-observed yields for high quality fixed income securities with maturities that correspond to the payment of benefits. Lower discount rates increase present values and subsequent-year pension expense; higher discount rates decrease present values and subsequent-year pension expense.

To determine the expected long-term rate of return on pension plan assets, the Company considers current and expected asset allocations, as well as historical and expected returns on various categories of plan assets. In developing future return expectations for the principal benefit plans’ assets, the Company evaluates general market trends as well as key elements of asset class returns such as expected earnings growth, yields and spreads across a number of potential scenarios.

Stock-Based Compensation

(q) Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with Stock Compensation Topic, ASC 718. ASC 718 requires companies to recognize compensation expense using a fair-value based method for costs related to share-based payments including stock options and employee stock purchase plans. The expense is measured based on the fair value of the award at its grant date based on the estimated number of awards that are expected to vest, and recorded over the applicable requisite service period. In the absence of an observable market price for a share-based award, the fair value is based upon a valuation methodology that takes into consideration various factors, including the exercise price of the award, the expected term of the award, the current price of the underlying shares, the expected volatility of the underlying share price based on peer companies, the expected dividends on the underlying shares and the risk-free interest rate.

A portion of the Company’s option awards vest over time, while some have a vesting contingent upon attainment of a specified performance measure. For expense recognition related to awards with graded vesting, the Company has adopted a policy of recognizing expense over the requisite service period of each separately vesting portion of the award as if each vesting tranche was a separate grant. For awards with vesting contingent upon attainment of a specific performance measure, expense is measured but not recorded until the actual occurrence of the condition being met, at which time the total remaining expense would be recognized.

Fair Value of Financial Instruments

(f) Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, trade payables, short-term borrowings and accrued expenses and other liabilities. Carrying amounts approximate fair value due to the short-term maturity of these instruments. The fair value of long-term debt is disclosed in Note 5.

(r) Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash and cash equivalents, accounts receivable, trade payables, short-term borrowings and accrued expenses and other liabilities. Carrying amounts approximate fair value due to the short-term maturity of these instruments. The fair value of long-term debt is disclosed in note 9.

Derivative Instruments and Hedging Activities

(s) Derivative Instruments and Hedging Activities

The Company conducts business activities in diverse markets around the world. The Company is exposed to market fluctuations in the price of platinum, natural gas and electricity, as well as currency exchange risks in its business operations. The Company manages its exposure to these risks using derivative instruments. The Company applies strict policies to manage each of these risks, including prohibitions on derivatives trading, derivatives market-making or other speculative activities.

The Company accounts for its derivatives and hedging activities in accordance with the Derivatives and Hedging Topic, ASC 815, which requires that all derivative instruments be recorded on the Consolidated Balance Sheets at their respective fair values and changes in the fair value are recognized immediately in income, unless the derivatives qualify as hedges of cash flows. The Company uses internal valuation models that incorporate market-based information to value derivative contracts that are not exchange-traded instruments. Derivative contracts representing unrealized gain positions and purchased options are recorded as assets. Derivative contracts representing unrealized losses and options sold are recorded as liabilities. Gains and losses on derivatives designated as hedges, when recognized, are included in cost of sales, excluding depreciation; selling, general and administrative expenses; or interest expense in the Company’s Consolidated Statement of Operations. Specific line item classification is determined based on the nature of the risk underlying individual hedge strategies. Gains and losses on derivatives not designated as hedges are included in other income (expense), net.

On March 10, 2008, the Company entered into an interest rate swap agreement, whereby the Company receives one-month LIBOR and pays a fixed rate of 2.48% on a notional value of $185. The interest rate swap expired on March 31, 2010. The Company designated the interest rate swap as a cash flow hedge of variable interest rate risk associated with the first $185 of its U.S. dollar denominated term loan (tranche B-1). The Company recorded the change in fair value of the interest rate swap in accumulated other comprehensive income as a pre-tax unrealized gain of $1 for the year ended December 31, 2010.

Commitments and Contingencies

(t) Commitments and Contingencies

The Company records liabilities for loss contingencies, including environmental remediation costs, arising from claims, assessments, litigation, fines, and penalties and other sources when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Accruals for estimated losses from environmental remediation obligations generally are recognized no later than completion of the remedial feasibility study. Such accruals are adjusted as further information develops or circumstances change.

Recently Issued Accounting Standards

(e) Recently Issued Accounting Standards

Newly Adopted Accounting Standards

On January 1, 2012, the Company adopted the provisions of Accounting Standards Update No. 2011-04: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended existing fair value measurement guidance and is intended to align U.S. GAAP and International Financial Reporting Standards. The guidance requires several new disclosures, including additional quantitative information about significant unobservable inputs used in Level 3 fair value measurements and a qualitative description of the valuation process for both recurring and nonrecurring Level 2 and Level 3 fair value measurements. ASU 2011-04 also requires the disclosure of all fair value measurements by fair value hierarchy level, amongst other requirements. The adoption of ASU 2011-04 did not have a material impact on the Company’s unaudited Condensed Consolidated Financial Statements.

On January 1, 2012, the Company adopted the provisions of Accounting Standards Update No. 2011-05: Comprehensive Income (“ASU 2011-05”), which was issued by the FASB in June 2011 and amended by Accounting Standards Update No. 2011-12: Comprehensive Income (“ASU 2011-12”) issued in December 2011. ASU 2011-05 amended presentation guidance by eliminating the option for an entity to present the components of comprehensive income as part of the statements of changes in stockholders’ equity and required presentation of comprehensive income in a single continuous financial statement or two separate consecutive financial statements. ASU 2011-12 deferred the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in ASU 2011-05. The amendments in ASU 2011-05 did not change the items that must be reported in other comprehensive income or when an item of comprehensive income must be reclassified to net income. The Company has presented comprehensive income in a separate and consecutive statement entitled, “Condensed Consolidated Statements of Comprehensive Income (Loss)”.

Newly Issued Accounting Standards

There were no newly issued accounting standards in the third quarter of 2012 applicable to the Company’s unaudited Condensed Consolidated Financial Statements.

(u) Recently Issued Accounting Standards

Changes to accounting principles generally accepted in the United States of America (U.S. GAAP) are established by the Financial Accounting Standards Board (FASB) in the form of accounting standards updates (ASUs) to the FASB’s Accounting Standards Codification.

The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the consolidated financial position and results of operations.

Newly Adopted Accounting Standards

In September 2011, the FASB issued Accounting Standards Update No. 2011-08: Testing for Goodwill Impairment (“ASU 2011-08”). ASU 2011-08 amends current goodwill impairment testing guidance by providing entities with an option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 will be effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011; however, early adoption is permitted. In the fourth quarter of 2011, the Company elected to early adopt ASU 2011-08 for its annual goodwill impairment test for the year ended December 31, 2011. The early adoption of ASU 2011-08 did not have a material impact on the Company’s consolidated financial statements.

Newly Issued Accounting Standards

In June 2011, the FASB issued Accounting Standards Update No. 2011-05: Comprehensive Income (“ASU 2011-05”). ASU 2011-05 amends current presentation guidance by eliminating the option for an entity to present the components of comprehensive income as part of the statement of changes in stockholder’s equity and requires presentation of comprehensive income in a single continuous financial statement or in two separate but consecutive financial statements. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 will be effective for the Company on January 1, 2012. The Company has retrospectively applied the presentation of its Statement of Comprehensive Income in accordance with ASU 2011-12 within its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-12: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement, while still requiring entities to adopt the other requirements contained in ASU 2011-05. The Company is currently assessing the impact of ASU 2011-12 on the presentation of its Statement of Comprehensive Income within its consolidated financial statements.

Restructuring and other costs

(v) Restructuring and other costs

Included in restructuring and other costs are costs related to restructuring (primarily severance payments associated with workforce reductions), consulting services associated with transformation savings, and initial stand-alone activities.

The Company recognized restructuring costs of $9, $3 and $22 (of which $2 related to asset impairment), and other costs of $24, $20, and $1 for the years ended December 31, 2011, 2010 and 2009, respectively. Other costs of $24 for the year ended December 31, 2011 were primarily comprised of costs associated with the Momentive Combination and various debt restructuring activities. Other costs of $20 for the year ended December 31, 2010 were primarily comprised of costs associated with the Momentive Combination and the settlement of all claims brought by the National Labor Relations Board arising from a dispute between the Company and one of its unions related to wage reductions and changes in job classifications implemented by the Company at its Waterford, NY facility in January 2009. Other costs of $1 for the year ended December 31, 2009 included a one-time benefit reduction and wage tax credits of $5 recorded during fiscal three-month period ended March 29, 2009.

The following table sets forth the changes in the restructuring reserve:

	Silicones	Quartz	Total
Balance as of January 1, 2010	$8	$3	$11
Additions	3	—	3
Cash payments	(8)	(3)	(11)
Foreign currency translation adjustments	—	—	—

Balance as of December 31, 2010	3	—	3
Additions	9	—	9
Cash payments	(4)	—	(4)
Foreign currency translation adjustments	—	—	—

Balance as of December 31, 2011	$8	$—	$8

The restructuring costs above are primarily related to the Momentive Combination and are expected to be paid in 2012.

Shipping and Handling Costs

(w) Shipping and Handling Costs

Freight costs that are billed to customers are included in Net sales in the Consolidated Statements of Operations. Shipping costs are incurred to move the Company’s products from production and storage facilities to the customer. Handling costs are incurred from the point the product is removed from inventory until it is provided to the shipper and generally include costs to store, move and prepare the products for shipment. Shipping and handling costs are recorded in Cost of sales in the Consolidated Statements of Operations.

Reclassifications

(g) Reclassifications

Certain prior period balances have been reclassified to conform to the current year presentation. Certain prior period non-trade accounts receivable balances were reclassed to other current assets in the current period.

(x) Reclassifications

Certain prior period balances have been reclassified to conform to the current year presentation. Certain prior period non-trade accounts receivable balances were reclassed to other current assets in the current period.

Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of changes in the restructuring reserve

	Workforce reductions	Site closure costs	Other projects	Total
Future restructuring costs expected to be incurred	$15	$—	$—	$15
Cumulative restructuring costs incurred through September 30, 2012	$31	$—	$—	$31
Accrued liability at December 31, 2011	8	—	—	8
Restructuring charges	19	—	—	19
Payments	$(10)	$—	$—	(10)

Balance as of September 30, 2012	$17	$—	$—	$17

	Silicones	Quartz	Total
Balance as of January 1, 2010	$8	$3	$11
Additions	3	—	3
Cash payments	(8)	(3)	(11)
Foreign currency translation adjustments	—	—	—

Balance as of December 31, 2010	3	—	3
Additions	9	—	9
Cash payments	(4)	—	(4)
Foreign currency translation adjustments	—	—	—

Balance as of December 31, 2011	$8	$—	$8

Restructuring and Other Costs (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restructuring and Other Costs [Abstract]
Schedule of restructuring and related costs

	Workforce reductions	Site closure costs	Other projects	Total
Future restructuring costs expected to be incurred	$15	$—	$—	$15
Cumulative restructuring costs incurred through September 30, 2012	$31	$—	$—	$31
Accrued liability at December 31, 2011	8	—	—	8
Restructuring charges	19	—	—	19
Payments	$(10)	$—	$—	(10)

Balance as of September 30, 2012	$17	$—	$—	$17

	Silicones	Quartz	Total
Balance as of January 1, 2010	$8	$3	$11
Additions	3	—	3
Cash payments	(8)	(3)	(11)
Foreign currency translation adjustments	—	—	—

Balance as of December 31, 2010	3	—	3
Additions	9	—	9
Cash payments	(4)	—	(4)
Foreign currency translation adjustments	—	—	—

Balance as of December 31, 2011	$8	$—	$8

Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair value assets measured on recurring basis

		Fair Value
	Carrying Amount	Level 1	Level 2	Level 3
Springing Lien Notes	$1,331	$—	$964	$—
Senior Subordinated Notes	380	—	218	—
Second Lien Senior Secured Notes	184	—	207	—
Variable Rate Term Loans	735	—	687	—
Senior Secured Notes	250	—	253	—

Total	2,880	$—	$2,329	$—

Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventories [Abstract]
Schedule of Inventory, Current

	September 30, 2012	December 31, 2011
Raw materials and work in process	$123	$135
Finished goods	276	259

Total inventories	$399	$394

	2011	2010
Raw materials and work in process	$135	$125
Finished goods	259	250

Total inventories	$394	$375

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net [Abstract]
Summary of Property and Equipment

	Life	2011	2010
Land and improvements	Indefinite	$88	$86
Buildings, structures and related improvements	3-40	390	384
Machinery and equipment	8-20	1,229	1,170
Office equipment, vehicle and tooling	3-10	100	86
Software	5	48	52
Construction-in-process		54	46

		1,909	1,824
Less accumulated depreciation and amortization		(825)	(715)

Total property and equipment, net		$1,084	$1,109

Goodwill and other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill

	Silicones	Quartz	Total
Balance as of December 31, 2009	$414	$—	$414
Foreign exchange translation	11	—	11

Balance as of December 31, 2010	425	—	425
Foreign exchange translation	7	—	7

Balance as of December 31, 2011	$432	$—	$432

Summary of Intangible Assets

	Amortization period	Gross amount	Accumulated amortization	Net carrying amount
2011
Amortizing intangible assets:
Customer relationships	15-20 years	$429	$(124)	$305
Trademarks	7-20 years	146	(45)	101
Unpatented technology	20 years	149	(38)	111
Patents and other	10-20 years	37	(12)	25

Total		$761	$(219)	$542

2010
Amortizing intangible assets:
Customer relationships	15-20 years	$436	$(100)	$336
Trademarks	7-20 years	144	(36)	108
Unpatented technology	20 years	147	(30)	117
Patents and other	10-20 years	34	(9)	25

Total		$761	$(175)	$586

Estimated amortization expense

Year ending December 31:
2012	$44
2013	44
2014	44
2015	41
2016	41

Debt Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Obligations [Abstract]
Schedule of long-term debt instruments

	2011	2010
JPMorgan Chase Bank, N.A. term loan tranche B-1-A. Matures December 4, 2013. Interest is payable monthly and 1% per annum principal payments are payable quarterly. Interest varies at LIBOR plus 2.25%. The interest rate as of December 31, 2011 and 2010 was 2.563%.	$66	$504
JPMorgan Chase Bank, N.A. term loan tranche B-1-B. Matures December 4, 2015. Interest is payable monthly and 1% per annum principal payments are payable quarterly. Interest varies at LIBOR plus 3.50%. The interest rate as of December 31, 2011 3.813%.	433	—
JPMorgan Chase Bank, N.A. term loan tranche B-2-A denominated in Euros. Matures December 4, 2013. Interest is payable monthly and 1% per annum principal payments are payable quarterly. Interest varies at Euro LIBOR plus 2.25%. The interest rate as of December 31, 2011 and 2010 was 3.447% and 3.053%, respectively.	110	506
JPMorgan Chase Bank, N.A. term loan tranche B-2-B denominated in Euros. Matures December 4, 2015. Interest is payable monthly and 1% per annum principal payments are payable quarterly. Interest varies at Euro LIBOR plus 3.50%. The interest rate as of December 31, 2011 was 4.697%.	382	—
9.0% Springing Lien Dollar Notes. Matures on January 15, 2021. Interest is payable semi-annually at 9.0%.	1,161	1,161
Springing Lien Euro Notes. Matures January 15, 2021. Interest is payable semi-annually at 9.5%.	171	198
Senior Subordinated Notes. Matures December 1, 2016. Interest is payable semi-annually at a coupon rate of 11.5%, with a yield-to-maturity of 11.68% as the notes were issued at a discount of $7, of which less than $1 was amortized during the years ended December 31, 2011 and 2010.	379	379
Second-Lien Senior Secured Notes. Matures June 15, 2014. Interest is payable semi-annually in cash at 12.5%.	179	172
Agricultural Bank of China Fixed Asset Loan denominated in RMB. Matures June 30, 2015. Interest on borrowings is based on 101% of the People’s Bank of China reference rate. The weighted average interest rate at December 31, 2011 and 2010 was 6.51% and 5.76%, respectively. Interest is payable quarterly.	30	51
Agricultural Bank of China Revolving Working Capital Loan denominated in RMB. Matures June 30, 2012. Interest on borrowings is based on 105% of the People’s Bank of China reference rate. The weighted average interest rate at December 31, 2011 was 6.88%. Interest is payable quarterly.	16	—
India Bank Medium Term Loan denominated in INR. Matures June 20, 2015. Interest on borrowings is set annually and is based on 99.5% of India Bank’s Benchmark Prime Lending Rate plus a Tenor Fee of 0.5%. The interest rate at December 31, 2011 and 2010 was 15.00% and 13.25%, respectively. Interest is payable monthly.	4	6

Total long-term debt	2,931	2,977
Less current installments	36	25

Long-term debt, excluding current installments	$2,895	$2,952

Aggregate principal maturities

Year ending December 31:
2012	$36
2013	192
2014	216
2015	796
2016	382

Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Liabilities [Abstract]
Summary of accrued expenses and other liabilities

	2011	2010
Employee compensation and benefits	$45	$69
Other accrued expenses	117	101

Total accrued expenses and other liabilities	$162	$170

Deficit (Tables)	12 Months Ended
Dec. 31, 2011
Deficit [Abstract]
Summary of accumulated other comprehensive income (loss)

Predecessor	Foreign currency translation	Pension and Postretirement liability adjustments	Derivative instruments	Accumulated other comprehensive income
Balance at December 31, 2008	$171	$8	$(3)	$176
Net current period change	—	3	1	4

Balance at December 31, 2009	171	11	(2)	180
Net current period change	77	(42)	2	37

Balance at December 31, 2010	248	(31)	—	217
Net current period change	26	(15)	—	11

Balance at December 31, 2011	$274	$(46)	$—	$228

Component of other accumulated comprehensive income (loss)

	2011
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$274	$—	$274
Pension and postretirement liability adjustments	(44)	(2)	(46)

	$230	$(2)	$228

	2010
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$248	$—	$248
Pension and postretirement liability adjustments	(36)	5	(31)

	$212	$5	$217

	2009
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$171	$—	$171
Pension and postretirement liability adjustments	13	(2)	11
Derivative instruments	(1)	(1)	(2)

	$183	$(3)	$180

Changes in proportionate share of noncontrolling interest shareholders balance

	Years ended December 31,
	2011	2010	2009
Balance, beginning of period	$4	$4	$4
Currency translation adjustment	—	—	—
Dividends paid	—	(1)	—
Disposition of joint venture	(5)	—	—
Noncontrolling interests share of income (loss)	1	1	—

Balance, end of period	$—	$4	$4

Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Based Compensation [Abstract]
Summary of key terms of the stock-based awards granted to MPM employees under the 2011 Equity Plan

Tranche	Momentive Holdings Units Granted	Vesting Terms	Option/Unit Term
Unit Options:			10 years
Tranche A Options	716,351	Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions

Tranche B Options	358,171	Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C Options	358,171	Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions
Restricted Deferred Units (“RDUs”):			N/A
Tranche A RDUs	238,777	Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions

Tranche B RDUs	119,391	Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Tranche C RDUs	119,391	Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Summary of stock option plans activity

	Momentive Holdings Common Units	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2010	9,574,390	$2.61
Granted	1,432,693	$4.85	$2.29
Forfeited	(176,845)	$2.78
Expired	—
Exercised	—

Outstanding at December 31, 2011	10,830,238	$2.90

Exercisable at December 31, 2011	3,229,789	$2.74

Expected to vest at December 31, 2011	4,233,669	$2.98

Summary of restricted unit plan activity

	Momentive Holdings Common Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	—	$—
Restricted units granted	477,559	$4.71
Restricted units vested	(59,085)	$4.85
Restricted units forfeited	(4,874)	$4.71

Nonvested at December 31, 2011	413,600	$4.69

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components of income (loss) before income taxes

	Year ended December 31,
	2011	2010	2009
Income (loss) before income taxes:
U.S.	$(101)	$(108)	$21
Non U.S.	(6)	43	(48)

	$(107)	$(65)	$(27)

Summary of income tax expense (benefit) attributable to income (loss) from operations

	Current	Deferred	Total
Year ended December 31, 2011:
United States federal	$—	$—	$—
State and local	—	—	—
Non U.S. jurisdictions	18	9	27

	$18	$9	$27

Year ended December 31, 2010:
United States federal	$—	$1	$1
State and local	1	—	1
Non U.S. jurisdictions	16	(20)	(4)

	$17	$(19)	$(2)

Year ended December 31, 2009:
United States federal	$—	$(3)	$(3)
State and local	—	—	—
Non U.S. jurisdictions	14	4	18

	$14	$1	$15

Summary of pretax income from continuing operations

	Year ended December 31,
	2011	2010	2009
Income tax expense (benefit):
Computed “expected” tax expense (benefit)	$(37)	$(23)	$(9)
State and local income taxes, net of Federal income tax benefit	—	—	—
Increase (reduction) in income taxes resulting from:
Tax rate changes	(2)	4	(2)
Non U.S. tax rate differential	2	(8)	12
Branch accounting effect	12	35	(24)
Withholding taxes	1	2	—
Valuation allowance	53	(14)	37
Permanent differences	(2)	2	7
Elective asset step up	—	—	(6)

	$27	$(2)	$15

Tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities

	U.S.		Non U.S.
	2011	2010	2011	2010
Current deferred tax assets:
Inventory	$9	$8	$5	$7
Vacation	4	8	2	3
Provision for expenses related to timing	3	2	15	3
Net operating losses	—	—	—	5
Other	12	4	2	3

Total current deferred tax assets	28	22	24	21

Noncurrent deferred tax assets:
Amortization	162	185	7	10
Depreciation	23	19	14	13
Pension	124	102	27	37
Net operating losses	307	266	84	73
Branch accounting future credits	13	22	—	—
Reserves	2	1	—	—
Deferred interest deductions	—	—	18	14
Other	7	7	2	6

Total noncurrent deferred tax assets	638	602	152	153

Total gross deferred tax assets	666	624	176	174
Less valuation allowance	(655)	(612)	(64)	(40)

Net deferred tax assets	11	12	112	134

Current deferred tax liabilities:
Inventory	—	—	8	11
Provision for expenses related to timing	—	—	3	7
Other	—	—	13	1

Total current deferred tax liabilities	—	—	24	19

Noncurrent deferred tax liabilities:
Amortization	—	—	75	85
Depreciation	—	—	45	47
Other	11	12	4	6

Total noncurrent deferred tax liabilities	11	12	124	138

Total deferred tax liabilities	11	12	148	157

Net deferred tax asset (liability)	$—	$—	$(36)	$(23)

Schedule of net operating loss

Country	NOL value
United States	$850
Japan	108
Germany	100
Thailand	35
Other	18

Total	$1,111

Summary of reconciliation of beginning and ending amount of unrecognized tax

Unrecognized Tax Benefits, December 31, 2009	$18
Additions for tax positions of the current year	3
Additions for tax positions of prior years	—
Reductions for tax positions of prior years	(5)
Settlements	—
Statute of limitations expiration	—
Foreign currency translation	4

Balance at December 31, 2010	20
Additions for tax positions of the current year	3
Additions for tax positions of prior years	1
Reductions for tax positions of prior years	(4)
Settlements	—
Statute of limitations expiration	(1)
Foreign currency translation	2

Balance at December 31, 2011	$21

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Future contractual minimums

Year ending December 31:
2012	$138
2013	138
2014	131
2015	131
2016	131
Thereafter	1,142

$1,811

Future minimum lease payments

Year ending December 31:
2012	$13
2013	12
2014	8
2015	8
2016	6
Thereafter	1

Total future minimum lease payments	$48

Pension Plans and Other Postretirement Benefits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments

	2012	2013	2014	2015	2016	2017-2021
Domestic pension plans	$2	$3	$3	$4	$4	$41
Foreign pension plans	6	6	6	8	6	43

Total	$8	$9	$9	$12	$10	$84

Changes in accumulated postretirement benefit obligation

	2011	2010
Balance at January 1	$94	$80
Service cost for benefits earned	1	1
Interest cost on benefit obligations	5	5
Actuarial loss	5	8
Benefits paid	(2)	(1)
Employee Contributions	—	—
Plan amendments	1	1

Balance at December 31	$104	$94

Schedule of net benefit costs

	Pension		Postretirement
	Fiscal three-month period ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Service cost	$5	$7	$1	$1
Interest cost	3	3	1	1
Amortization of prior service cost (benefit)	—	—	—	—
Expected return on plan assets	(2)	(1)	—	—

Total	$6	$9	$2	$2

	Pension		Postretirement
	Fiscal nine-month period ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Service cost	$19	$20	$2	$1
Interest cost	9	8	3	3
Amortization of prior service cost (benefit)	—	—	1	1
Expected return on plan assets	(6)	(4)	—	—

Total	$22	$24	$6	$5

Components of Domestic and foreign Net periodic pension cost

	Domestic			Foreign
	Year ended December 31,			Year ended December 31,
	2011	2010	2009	2011	2010	2009
Expected return on plan assets	$(5)	$(4)	$(2)	$(1)	$(1)	$(1)
Service cost for benefits earned	19	15	16	7	6	5
Interest cost on benefit obligation	7	5	3	4	3	4
Prior service benefit	(1)	(1)	(1)	—	—	—
Net actuarial (gain) loss recognized	—	(1)	—	1	—	—
Curtailment gain	(6)	—	—	—	—	—

	$14	$14	$16	$11	$8	$8

Weighted average assumptions used to determine benefit obligations

	Domestic			Foreign
	2011	2010	2009	2011	2010	2009
Discount rate	5.02%	5.60%	6.10%	3.00%	2.58%	3.41%
Compensation increases	4.25%	4.38%	4.36%	2.25%	2.06%	2.32%
Expected return on assets	7.50%	8.00%	8.00%	2.72%	2.71%	2.93%

Projected Benefit Obligation

	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Balance at January 1	$258	$191	$113	$73	$145	$118
Service cost for benefits earned	26	21	19	15	7	6
Interest cost on benefit obligations	11	8	7	5	4	3
Participant contributions	—	—	—	—	—	—
Plan amendments	(4)	3	—	3	(4)	—
Actuarial loss (gain)	4	35	21	18	(17)	17
Benefits paid	(7)	(6)	(1)	(1)	(6)	(5)
Exchange rate adjustments	3	6	—	—	3	6
Plan curtailments	(6)	—	(6)	—	—	—

Balance at December 31	$285	$258	$153	$113	$132	$145

Accumulated Benefit Obligation

	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Balance at December 31	$241	$222	$118	$84	$123	$138

Company's pension plans with accumulated benefit obligations

	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Funded plans with assets less than ABO
Plan assets	$103	$89	$70	$57	$33	$32
Accumulated benefit obligations	184	158	102	73	82	85
Projected benefit obligations	227	189	137	97	90	92
Unfunded plans
Accumulated benefit obligations	57	64	16	11	41	53
Projected benefit obligations	58	69	16	16	42	53

Components of the change in plan assets

	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Balance at January 1	$89	$69	$57	$40	$32	$29
Actual gain (loss) on plan assets	(1)	6	—	6	(1)	—
Employer contributions	18	16	14	12	4	4
Participant contributions	—	—	—	—	—	—
Benefits paid	(4)	(6)	(1)	(1)	(3)	(5)
Terminations and other	—	—	—	—	—	—
Exchange rate adjustments	1	4	—	—	1	4

Balance at December 31	$103	$89	$70	$57	$33	$32

Percentage of the fair value of total plan assets

	Domestic		Foreign
	2011	2010	2011	2010
Cash and cash equivalents	100%	1%	1%	1%
Equity securities	—%	61%	17%	32%
Government bonds	—%	19%	5%	14%
Corporate Bonds	—%	19%	20%	21%
Insurance contracts	—%	—%	51%	27%
Other	—%	—%	6%	5%

Total	100%	100%	100%	100%

Company's fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
Domestic Assets
Cash and cash equivalents	$70	$—	$—	$70

Total assets at fair value	$70	$—	$—	$70

Foreign Assets
Cash and cash equivalents	$—	$—	$—	$—
Equity securities	5	—	—	5
Government bonds	2	—	—	2
Corporate bonds	7	—	—	7
Insurance contracts	—	17	—	17
Other	2	—	—	2

Total assets at fair value	$16	$17	$—	$33

	Level 1	Level 2	Level 3	Total
Domestic Assets
Cash and cash equivalents	$1	$—	$—	$1
Equity securities	34	—	—	34
Government bonds	11	—	—	11
Corporate bonds	11	—	—	11

Total assets at fair value	$57	$—	$—	$57

Foreign Assets
Cash and cash equivalents	$—	$—	$—	$—
Equity securities	10	—	—	10
Government bonds	4	—	—	4
Corporate bonds	7	—	—	7
Insurance contracts	—	9	—	9
Other	—	2	—	2

Total assets at fair value	$21	$11	$—	$32

Company's assets and liabilities for principal defined benefit pension plans

December 31	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Funded status:
Fair value of plan assets	$103	$89	$70	$57	$33	$32
Projected benefit obligation	(285)	(258)	(153)	(113)	(132)	(145)

Pension liability recognized	$(182)	$(169)	$(83)	$(56)	$(99)	$(113)

Amounts recorded in shareholder’s deficit (pre-tax)
Prior service benefit	$(6)	$(3)	$(2)	$(3)	$(4)	$—
Net actuarial loss	31	21	25	—	6	21

Total	$25	$18	$23	$(3)	$2	$21

Defined benefit postretirement health coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments

	2012	2013	2014	2015	2016	2016-2021
Gross	$3	$4	$5	$6	$7	$44
Expected Medicare Part D subsidy	—	—	—	—	—	—

Net	$3	$4	$5	$6	$7	$44

Operating Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Operating Segments [Abstract]
Summary of significant accounting policies

Net Sales (1):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Silicones	$512	$568	$1,616	$1,780
Quartz	59	85	175	261

Total	$571	$653	$1,791	$2,041

(1)	Interbusiness sales are not significant and, as such, are eliminated within the selling business.

Segment EBITDA:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Silicones	$44	$74	$153	$270
Quartz	16	25	38	83
Other	(9)	(2)	(27)	(9)

Total	$51	$97	$164	$344

	Silicones	Quartz	Other	Total
Year ended December 31, 2011:
Net sales (a)	$2,310	$327	$—	$2,637
Segment EBITDA	291	101	(13)	379
Depreciation and amortization	170	27	—	197
Capital expenditures	89	22	—	111

	Silicones	Quartz	Other	Total
Year ended December 31, 2010:
Net sales (a)	$2,286	$302	$—	$2,588
Segment EBITDA	433	92	(33)	492
Depreciation and amortization	169	28	—	197
Capital expenditures	76	19	—	95

	Silicones	Quartz	Other	Total
Year ended December 31, 2009:
Net sales (a)	$1,913	$170	$—	$2,083
Segment EBITDA	253	21	(13)	261
Depreciation and amortization	162	29	—	191
Capital expenditures	68	9	—	77

The following represents a summary of total assets at December 31,

	2011	2010
Silicones	$2,775	$2,900
Quartz	355	338
Other	35	54

Total assets (b)	$3,165	$3,292

(a)	Interbusiness sales are not significant and, as such, are eliminated within the selling business.
(b)	Deferred income taxes are included within corporate and other items as reconciling amounts to the Company’s total assets as presented on the Consolidated Balance Sheets.

Revenues from external customers and long lived assets by geographical areas

	Year Ended December 31,
	2011	2010	2009
Net sales:
United States	$847	$844	$659
Canada	44	44	37
Pacific	816	824	632
Europe	813	779	675
Mexico and Brazil	117	97	80

	$2,637	$2,588	$2,083

	December 31,
	2011	2010
Total long-lived assets:
United States	$579	$599
Canada	18	18
Pacific	826	833
Europe	628	663
Mexico and Brazil	7	7

	$2,058	$2,120

Reconciliation Of Segment EbitaToNetIncome

Reconciliation of Segment EBITDA to Net Loss:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Segment EBITDA:
Silicones	$44	$74	$153	$270
Quartz	16	25	38	83
Other	(9)	(2)	(27)	(9)

Total	51	97	164	344

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges	1	(13)	(9)	(4)
Restructuring and other costs	(9)	(8)	(35)	(24)

Total adjustments	(8)	(21)	(44)	(28)
Interest expense, net	(71)	(64)	(197)	(193)
Income tax (expense) benefit	(5)	5	(9)	(22)
Depreciation and amortization	(48)	(49)	(142)	(147)
Loss on extinguishment and exchange of debt	—	—	(6)	—

Net loss	$(81)	$(32)	$(234)	$(46)

Reconciliation of Segment EBITDA to Net Loss:

	Year Ended December 31,
	2011	2010	2009
Segment EBITDA:
Silicones	$291	$433	$253
Quartz	101	92	21
Other	(13)	(33)	(13)

Total	379	492	261

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges	(8)	(7)	5
Restructuring and other costs	(39)	(27)	(23)

Total adjustments	(47)	(34)	(18)
Interest expense, net	(256)	(249)	(258)
Income tax (expense) benefit	(27)	2	(15)
Depreciation and amortization	(197)	(197)	(191)
Gain (loss) on extinguishment and exchange of debt	7	(78)	179

Net loss	$(141)	$(64)	$(42)

Guarantor and Non - Guarantor Condensed Consolidating Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements [Abstract]
Schedule of Condensed Consolidated Balance Sheet

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$5	$3	$102	$—	$110
Accounts receivable	—	85	222	—	307
Due from affiliates	—	81	12	(92)	1
Inventories	—	167	232	—	399
Prepaid expenses	—	16	4	—	20
Deferred income taxes	—	1	8	—	9
Other current assets	—	6	40	—	46

Total current assets	5	359	620	(92)	892
Property and equipment, net	—	467	573	—	1,040
Other long-term assets	56	10	23	—	89
Deferred income taxes	—	—	24	—	24
Investment in affiliates	1,397	—	—	(1,397)	—
Intercompany borrowings	80	1,167	181	(1,428)	—
Intangible assets, net	—	79	430	—	509
Goodwill	—	—	432	—	432

Total assets	$1,538	$2,082	$2,283	$(2,917)	$2,986

Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$71	$225	$—	$296
Short-term borrowings	—	—	4	—	4
Accrued expenses and other liabilities	1	68	82	—	151
Accrued interest	57	—	—	—	57
Due to affiliates	—	19	80	(92)	7
Accrued income taxes	—	—	5	—	5
Deferred income taxes	—	—	20	—	20
Current installments of long-term debt	—	—	31	—	31

Total current liabilities	58	158	447	(92)	571
Long-term debt	2,145	80	753	—	2,978
Other liabilities	—	8	42	—	50
Pension liabilities	—	189	110	—	299
Intercompany borrowings	295	70	1,063	(1,428)	—
Deferred income taxes	—	—	48	—	48
Accumulated losses of unconsolidated subsidiaries in excess of investment	—	180	—	(180)	—

Total liabilities	2,498	685	2,463	(1,700)	3,946

Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	605	1,941	540	(2,481)	605
Accumulated deficit	(1,803)	(782)	(996)	1,778	(1,803)
Accumulated other comprehensive income	238	238	276	(514)	238

Total Momentive Performance Materials Inc.’s equity (deficit)	(960)	1,397	(180)	(1,217)	(960)
Noncontrolling interests	—	—	—	—	—

Total equity (deficit)	(960)	1,397	(180)	(1,217)	(960)

Total liabilities and equity (deficit)	$1,538	$2,082	$2,283	$(2,917)	$2,986

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$41	$3	$159	$—	$203
Accounts receivable	—	82	233	—	315
Due from affiliates	3	60	30	(85)	8
Inventories	—	193	201	—	394
Prepaid expenses	—	11	3	—	14
Deferred income taxes	—	1	9	—	10
Other current assets	—	11	38	—	49

Total current assets	44	361	673	(85)	993
Property and equipment, net	—	495	589	—	1,084
Other long-term assets	55	9	25	—	89
Deferred income taxes	—	—	25	—	25
Investment in affiliates	1,415	—	—	(1,415)	—
Intercompany borrowings	20	1,091	259	(1,370)	—
Intangible assets, net	—	84	458	—	542
Goodwill	—	—	432	—	432

Total assets	$1,534	$2,040	$2,461	$(2,870)	$3,165

Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$93	$219	$—	$312
Short-term borrowings	—	—	3	—	3
Accrued expenses and other liabilities	2	62	98	—	162
Accrued interest	61	—	1	—	62
Due to affiliates	14	26	60	(85)	15
Accrued income taxes	—	—	2	—	2
Deferred income taxes	—	—	19	—	19
Current installments of long-term debt	—	—	36	—	36

Total current liabilities	77	181	438	(85)	611
Long-term debt	1,891	—	1,004	—	2,895
Other liabilities	—	9	42	—	51
Pension liabilities	—	186	106	—	292
Intercompany borrowings	302	164	904	(1,370)	—
Deferred income taxes	—	—	52	—	52
Accumulated losses from unconsolidated subsidiaries in excess of investment	—	85	—	(85)	—

Total liabilities	2,270	625	2,546	(1,540)	3,901

Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	605	1,911	567	(2,478)	605
Accumulated deficit	(1,569)	(724)	(925)	1,649	(1,569)
Accumulated other comprehensive income	228	228	273	(501)	228

Total Momentive Performance Materials Inc.’s equity (deficit)	(736)	1,415	(85)	(1,330)	(736)
Noncontrolling interests	—	—	—	—	—

Total equity (deficit)	(736)	1,415	(85)	(1,330)	(736)

Total liabilities and equity (deficit)	$1,534	$2,040	$2,461	$(2,870)	$3,165

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$41	$3	$159	$—	$203
Receivables, net	—	82	233	—	315
Due from affiliates	3	60	30	(85)	8
Inventories	—	193	201	—	394
Prepaid expenses	—	11	3	—	14
Income tax receivable	—	—	—	—	—
Deferred income taxes	—	1	9	—	10
Other current assets	—	11	38	—	49

Total current assets	44	361	673	(85)	993
Property and equipment, net	—	495	589	—	1,084
Other long-term assets	55	9	25	—	89
Deferred income taxes	—	—	25	—	25
Investment in affiliates	1,415	—	—	(1,415)	—
Intercompany borrowing	20	1,091	259	(1,370)	—
Intangible assets, net	—	84	458	—	542
Goodwill	—	—	432	—	432

Total assets	$1,534	$2,040	$2,461	$(2,870)	$3,165

Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$93	$219	$—	$312
Short-term borrowings	—	—	3	—	3
Accrued expenses and other liabilities	2	62	98	—	162
Accrued interest	61	—	1	—	62
Due to affiliates	14	26	60	(85)	15
Accrued income taxes	—	—	2	—	2
Deferred income taxes	—	—	19	—	19
Current installments of long-term debt	—	—	36	—	36

Total current liabilities	77	181	438	(85)	611
Long-term debt	1,891	—	1,004	—	2,895
Other liabilities	—	9	42	—	51
Pension liabilities	—	186	106	—	292
Intercompany borrowings	302	164	904	(1,370)	—
Deferred income taxes	—	—	52	—	52
Accumulated losses from unconsolidated subsidiaries in excess of investment	—	85	—	(85)	—

Total liabilities	2,270	625	2,546	(1,540)	3,901

Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	605	1,911	567	(2,478)	605
Accumulated deficit	(1,569)	(724)	(925)	1,649	(1,569)
Accumulated other comprehensive income	228	228	273	(501)	228

Total Momentive Performance Materials Inc. equity (deficit)	(736)	1,415	(85)	(1,330)	(736)
Noncontrolling interests	—	—	—	—	—

Total equity (deficit)	(736)	1,415	(85)	(1,330)	(736)

Total liabilities and equity (deficit)	$1,534	$2,040	$2,461	$(2,870)	$3,165

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$31	$1	$222	$—	$254
Receivables, net	—	96	240	—	336
Due from affiliates	2	84	30	(112)	4
Inventories	—	188	187	—	375
Prepaid expenses	—	7	3	—	10
Income tax receivable	—	—	2	—	2
Deferred income taxes	—	—	12	—	12
Other current assets	—	13	37	—	50

Total current assets	33	389	733	(112)	1,043
Property and equipment, net	—	507	602	—	1,109
Other long-term assets	60	2	26	—	88
Deferred income taxes	—	—	41	—	41
Investment in affiliates	1,430	—	—	(1,430)	—
Intercompany borrowing	—	1,020	210	(1,230)	—
Intangible assets, net	—	91	495	—	586
Goodwill	—	—	425	—	425

Total assets	$1,523	$2,009	$2,532	$(2,772)	$3,292

Liabilities and Equity (Deficit)
Current liabilities:
Trade payables	$—	$86	$217	$—	$303
Short-term borrowings	—	—	2	—	2
Accrued expenses and other liabilities	1	79	90	—	170
Accrued interest	25	—	—	—	25
Due to affiliates	—	30	84	(112)	2
Accrued income taxes	—	—	10	—	10
Deferred income taxes	—	—	13	—	13
Current installments of long-term debt	—	—	25	—	25

Total current liabilities	26	195	441	(112)	550
Long-term debt	1,910	—	1,042	—	2,952
Other liabilities	—	9	50	—	59
Pension liabilities	—	151	121	—	272
Intercompany borrowings	195	134	901	(1,230)	—
Deferred income taxes	—	—	63	—	63
Accumulated losses from unconsolidated subsidiaries in excess of investment	—	90	—	(90)	—

Total liabilities	2,131	579	2,618	(1,432)	3,896

Equity (deficit):
Common stock	—	—	—	—	—
Additional paid-in capital	603	2,001	566	(2,567)	603
Accumulated deficit	(1,428)	(788)	(890)	1,678	(1,428)
Accumulated other comprehensive income	217	217	234	(451)	217

Total Momentive Performance Materials Inc. equity (deficit)	(608)	1,430	(90)	(1,340)	(608)
Noncontrolling interests	—	—	4	—	4

Total equity (deficit)	(608)	1,430	(86)	(1,340)	(604)

Total liabilities and equity	$1,523	$2,009	$2,532	$(2,772)	$3,292

Schedule of Condensed Consolidated Income Statement

	Fiscal three-month period ended September 30, 2012
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$255	$429	$(113)	$571
Costs and expenses:
Cost of sales, excluding depreciation	—	186	337	(113)	410
Selling, general and administrative expenses	11	39	52	—	102
Depreciation and amortization expenses	—	21	27	—	48
Research and development expenses	—	12	6	—	18

Operating income (loss)	(11)	(3)	7	—	(7)
Other income (expense):
Interest income	—	24	3	(27)	—
Interest expense	(57)	(3)	(38)	27	(71)
Other income (expense), net	—	—	—	—	—

Income (loss) before income taxes and earnings from unconsolidated entities	(68)	18	(28)	—	(78)
Income taxes (benefit)	—	—	5	—	5

Income (loss) before earnings from unconsolidated entities	(68)	18	(33)	—	(83)
Earnings from unconsolidated entities	(13)	(31)	2	44	2

Net income (loss)	(81)	(13)	(31)	44	(81)
Net income (loss) attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to Momentive Performance Materials Inc.	$(81)	$(13)	$(31)	$44	$(81)

Comprehensive (loss) income	$(59)	$9	$(13)	$4	$(59)

	Fiscal three-month period ended September 30, 2011:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$294	$487	$(128)	$653
Costs and expenses:
Cost of sales, excluding depreciation	—	212	364	(128)	448
Selling, general and administrative expenses	(16)	33	92	—	109
Depreciation and amortization expenses	—	20	29	—	49
Research and development expenses	—	14	6	—	20

Operating income (loss)	16	15	(4)	—	27
Other income (expense):
Interest income	—	26	2	(27)	1
Interest expense	(53)	(4)	(35)	27	(65)
Other income (expense), net	—	—	—	—	—
Income (loss) before income taxes and earnings from unconsolidated entities	(37)	37	(37)	—	(37)
Income taxes (benefit)	—	—	(5)	—	(5)

Income (loss) before earnings from unconsolidated entities	(37)	37	(32)	—	(32)
Earnings from unconsolidated entities	5	(32)	—	27	—

Net income (loss)	(32)	5	(32)	27	(32)
Net income (loss) attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to Momentive Performance Materials Inc.	$(32)	$5	$(32)	$27	$(32)

Comprehensive (loss) income	$(2)	$35	(2)	$(33)	$(2)

	Fiscal nine-month period ended September 30, 2012:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$777	$1,369	$(355)	$1,791
Costs and expenses:
Cost of sales, excluding depreciation	—	579	1,069	(355)	1,293
Selling, general and administrative expenses	17	162	160	—	339
Depreciation and amortization expenses	—	60	82	—	142
Research and development expenses	—	36	17	—	53

Operating income (loss)	(17)	(60)	41	—	(36)
Other income (expense):
Interest income	—	75	5	(79)	1
Interest expense	(163)	(8)	(106)	79	(198)
Other income (expense), net	—	—	11	—	11
Gain (loss) on extinguishment and exchange of debt	4	5	(15)	—	(6)

Income (loss) before income taxes and earnings from unconsolidated entities	(176)	12	(64)	—	(228)
Income taxes (benefit)	—	(1)	10	—	9

Income (loss) before earnings from unconsolidated entities	(176)	13	(74)	—	(237)
Earnings from unconsolidated entities	(58)	(71)	3	129	3

Net income (loss)	(234)	(58)	(71)	129	(234)
Net income (loss) attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to Momentive Performance Materials Inc.	$(234)	$(58)	$(71)	$129	$(234)

Comprehensive (loss) income	$(224)	$(48)	$(66)	$114	$(224)

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,145	$2,023	$(531)	$2,637
Costs and expenses:
Cost of sales, excluding depreciation	—	808	1,521	(531)	1,798
Selling, general and administrative expenses	4	195	223	—	422
Depreciation and amortization expenses	—	79	118	—	197
Research and development expenses	—	54	24	—	78

Operating income (loss)	(4)	9	137	—	142
Other income (expense):
Interest income	—	103	8	(110)	1
Interest expense	(211)	(12)	(144)	110	(257)
Other income (expense), net	3	(1)	(2)	—	—
Gain on extinguishment of debt	7	—	—	—	7

Income (loss) before income taxes and earnings from unconsolidated entities	(205)	99	(1)	—	(107)
Income taxes (benefit)	—	—	27	—	27
Income (loss) before earnings from unconsolidated entities	(205)	99	(28)	—	(134)
Earnings (loss) from unconsolidated entities	64	(35)	(6)	(29)	(6)

Net income (loss)	(141)	64	(34)	(29)	(140)
Net income attributable to noncontrolling interests	—	—	(1)	—	(1)

Net income (loss) attributable to Momentive Performance Materials Inc.	$(141)	$64	$(35)	$(29)	$(141)

Comprehensive (loss) income	$(130)	$75	$4	$(79)	$(130)

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$1,118	$1,973	$(503)	$2,588
Costs and expenses:
Cost of sales, excluding depreciation	—	737	1,411	(503)	1,645
Selling, general and administrative expenses	(47)	213	245	—	411
Depreciation and amortization expenses	—	86	111	—	197
Research and development expenses	—	49	24	—	73

Operating income (loss)	47	33	182	—	262
Other income (expense):
Interest income	—	97	8	(103)	2
Interest expense	(211)	(6)	(137)	103	(251)
Other income (expense), net	(1)	—	1	—	—
Loss on extinguishment and exchange of debt	(78)	—	—	—	(78)

Income (loss) before income taxes and earnings from unconsolidated entities	(243)	124	54	—	(65)
Income taxes (benefit)	—	1	(3)	—	(2)

Income (loss) before earnings from unconsolidated entities	(243)	123	57	—	(63)
Earnings (loss) from unconsolidated entities	179	56	—	(235)	—

Net income (loss)	(64)	179	57	(235)	(63)
Net (income) loss attributable to noncontrolling interests	—	—	(1)	—	(1)

Net income (loss) attributable to Momentive Performance Materials Inc.	$(64)	$179	$56	$(235)	$(64)

Comprehensive (loss) income	$(27)	$215	$119	$(334)	$(27)

	Year Ended December 31, 2009
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$887	$1,581	$(385)	$2,083
Costs and expenses:
Cost of sales, excluding depreciation	—	618	1,187	(385)	1,420
Selling, general and administrative expenses	12	159	198	—	369
Depreciation and amortization expenses	—	85	106	—	191
Research and development expenses	—	41	22	—	63

Operating income (loss)	(12)	(16)	68	—	40
Other income (expense):
Interest income	—	98	8	(103)	3
Interest expense	(212)	(12)	(140)	103	(261)
Other income (expense), net	—	1	11	—	12
Loss on extinguishment and exchange of debt	179	—	—	—	179

Income (loss) before income taxes and earnings from unconsolidated entities	(45)	71	(53)	—	(27)
Income taxes (benefit)	—	(3)	18	—	15

Income (loss) before earnings from unconsolidated entities	(45)	74	(71)	—	(42)
Earnings (loss) from unconsolidated entities	3	(71)	—	68	—

Net income (loss)	(42)	3	(71)	68	(42)
Net (income) loss attributable to noncontrolling interests	—	—	—	—	—

Net income (loss) attributable to Momentive Performance Materials Inc.	$(42)	$3	$(71)	$68	$(42)

Comprehensive (loss) income	$(38)	$7	$(73)	$66	$(38)

	Fiscal nine-month period ended September 30, 2011:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$899	$1,568	$(426)	$2,041
Costs and expenses:
Cost of sales, excluding depreciation	—	623	1,154	(426)	1,351
Selling, general and administrative expenses	9	126	178	—	313
Depreciation and amortization expenses	—	58	89	—	147
Research and development expenses	—	41	19	—	60

Operating income (loss)	(9)	51	128	—	170
Other income (expense):
Interest income	—	78	6	(83)	1
Interest expense	(160)	(10)	(107)	83	(194)
Other income (expense), net	3	(1)	(2)	—	—

Income (loss) before income taxes and earnings from unconsolidated entities	(166)	118	25	—	(23)
Income taxes (benefit)	—	—	22	—	22

Income (loss) before earnings from unconsolidated entities	(166)	118	3	—	(45)
Earnings from unconsolidated entities	120	2	—	(122)	—

Net income (loss)	(46)	120	3	(122)	(45)
Net income (loss) attributable to noncontrolling interests	—	—	(1)	—	(1)

Net income (loss) attributable to Momentive Performance Materials Inc.	$(46)	$120	$2	$(122)	$(46)

Comprehensive (loss) income	$(19)	$146	$28	$(174)	$(19)

Schedule of Condensed Consolidated Cash Flow Statement

	Fiscal nine-month period ended September 30, 2012:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(148)	$63	$30	$(48)	$(103)
Cash flows from investing activities:
Capital expenditures	—	(28)	(41)	—	(69)
Purchases of intangible assets	—	(2)	—	—	(2)
Proceeds from return of capital	—	36	—	(36)	—
Proceeds from disposal of assets	—	—	2	—	2

Net cash used in investing activities	—	6	(39)	(36)	(69)

Cash flows from financing activities:
Debt issuance costs	(5)	—	(3)	—	(8)
Increase in short-term borrowings	—	—	1	—	1
Proceeds from long-term debt	250	175	134	—	559
Dividends paid within MPM Inc.	—	(48)	—	48	—
Payments of long-term debt	—	(95)	(392)	—	(487)
Return of capital	—	—	(36)	36	—
Net borrowings with affiliates	(147)	(101)	248	—	—

Net cash provided by (used in) financing activities	98	(69)	(48)	84	65

Increase (decrease) in cash and cash equivalents	(50)	—	(57)	—	(107)
Effect of exchange rate changes on cash	14	—	—	—	14
Cash and cash equivalents, beginning of period	41	3	159	—	203

Cash and cash equivalents, end of period	$5	$3	$102	$—	$110

	Fiscal nine-month period ended September 30, 2011:
	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(83)	$138	$82	$(53)	$84

Cash flows from investing activities:
Capital expenditures	—	(34)	(37)	—	(71)
Purchases of intangible assets	—	(2)	—	—	(2)
Proceeds from the return of capital	—	11	—	(11)	—

Net cash used in investing activities	—	(25)	(37)	(11)	(73)

Cash flows from financing activities:
Debt issuance costs	(5)	—	—	—	(5)
Dividends paid within MPM Inc.	—	(49)	(4)	53	—
Decrease in short-term borrowings	—	—	(1)	—	(1)
Proceeds from long-term debt	—	—	52	—	52
Payments of long-term debt	—	—	(61)	—	(61)
Return of capital	—	—	(11)	11	—
Net borrowings between affiliates	96	(62)	(34)	—	—

Net cash provided by (used in) financing activities	91	(111)	(59)	64	(15)

Increase (decrease) in cash and cash equivalents	8	2	(14)	—	(4)
Effect of exchange rate changes on cash	4	—	(4)	—	—
Cash and cash equivalents, beginning of period	31	1	222	—	254

Cash and cash equivalents, end of period	$43	$3	$204	$—	$250

	Year Ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(57)	$187	$79	$(100)	$109

Cash flows from investing activities:
Capital expenditures	—	(56)	(55)	—	(111)
Purchases of intangible assets	—	(2)	—	—	(2)
Capital contribution	—	(8)	—	8	—
Investment in joint venture	—	—	(6)	—	(6)
Proceeds from the return of capital	—	25	—	(25)	—

Net cash used in investing activities	—	(41)	(61)	(17)	(119)

Cash flows from financing activities:
Debt issuance costs	(5)	—	—	—	(5)
Dividends paid within MPM Inc.	—	(97)	(3)	100	—
Dividends paid to parent	(1)	—	—	—	(1)
Net increase in short-term borrowings	1	—	—	—	1
Proceeds from issuance of long-term debt	—	—	52	—	52
Payments of long-term debt	(16)	—	(72)	—	(88)
Proceeds from capital contribution	—	—	8	(8)	—
Net borrowings with affiliates	93	(47)	(46)	—	—
Return of capital	—	—	(25)	25	—

Net cash provided by (used in) financing activities	72	(144)	(86)	117	(41)

Increase (decrease) in cash and cash equivalents	15	2	(68)	—	(51)
Effect of exchange rate changes on cash	(5)	—	5	—	—
Cash and cash equivalents, beginning of period	31	1	222	—	254

Cash and cash equivalents, end of period	$41	$3	$159	$—	$203

	Year Ended December 31, 2010
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(36)	$242	$176	$(120)	$262

Cash flows from investing activities:
Capital expenditures	—	(51)	(44)	—	(95)
Capital contribution	—	(48)	—	48	—
Purchase of intangible assets	—	(3)	(1)	—	(4)

Net cash used in investing activities	—	(102)	(45)	48	(99)

Cash flows from financing activities:
Debt issuance costs	(18)	—	—	—	(18)
Dividends paid within MPM Inc.	—	(97)	(23)	120	—
Dividends paid to parent	(1)	—	—	—	(1)
Net increase in short-term debt borrowings	—	—	2	—	2
Proceeds from long-term debt	848	—	1	—	849
Payments of long-term debt	(767)	(100)	(23)	—	(890)
Payments on extinguishment of debt	(54)	—	—	—	(54)
Proceeds from capital contributions	—	—	48	(48)	—
Net borrowings with affiliates	48	48	(96)	—	—

Net cash provided by (used in) financing activities	56	(149)	(91)	72	(112)

Increase (decrease) in cash and cash equivalents	20	(9)	40	—	51
Effect of exchange rate changes on cash	(45)	—	38	—	(7)
Cash and cash equivalents, beginning of period	56	10	144	—	210

Cash and cash equivalents, end of period	$31	$1	$222	$—	$254

	Year Ended December 31, 2009
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(93)	$179	$45	$(104)	$27

Cash flows from investing activities:
Capital expenditures	—	(33)	(44)	—	(77)
Capital contribution	—	(5)	—	5	—
Purchase of intangible assets	—	(2)	(1)	—	(3)
Investment in joint venture	—	—	(5)	—	(5)

Net cash used in investing activities	—	(40)	(50)	5	(85)

Cash flows from financing activities
Debt issuance cost	(7)	—	—	—	(7)
Dividends paid within MPM Inc.	—	(93)	(11)	104	—
Net change in short-term borrowings	—	—	(7)	—	(7)
Proceeds of long-term debt	—	100	6	—	106
Payments of long-term debt	—	(150)	(8)	—	(158)
Proceeds from capital contributions	—	—	5	(5)	—
Net borrowings with affiliates	144	(186)	42	—	—

Net cash provided by (used in) financing activities	137	(329)	27	99	(66)

Increase (decrease) in cash and cash equivalents	44	(190)	22	—	(124)
Effect of exchange rate changes on cash	10	—	(16)	—	(6)
Cash and cash equivalents, beginning of year	2	200	138	—	340

Cash and cash equivalents, end of year	$56	$10	$144	$—	$210

Business and Basis of Presentation (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Segment	Dec. 31, 2011 Segment
Business and Basis of Presentation (Textual) [Abstract]
Number of operating segments	2	2

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of changes in the restructuring reserve
Balance			$ 8	$ 3	$ 3	$ 11
Restructuring charges	8	7	32	21	33	23	23
Balance					8	3	11
Cash payments			(10)		(4)	(11)
Foreign currency translation adjustments
Silicones [Member]
Summary of changes in the restructuring reserve
Balance				3	3	8
Restructuring charges					9	3
Balance					8	3
Cash payments					(4)	(8)
Foreign currency translation adjustments
Quartz [Member]
Summary of changes in the restructuring reserve
Balance						3
Balance
Cash payments						(3)
Foreign currency translation adjustments

Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 30, 2010	Jun. 30, 2009	Sep. 30, 2012	Sep. 30, 2011	Mar. 29, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies [Line Items]
Interest on the loan								82.00%
Summary of Significant Accounting Policies (Textual) [Abstract]
Aggregate realized and unrealized gains (losses) on foreign currency transactions						$ (5)	$ 3	$ 5	$ 9	$ 10
Realized losses on foreign currency transactions						2			25
Capital contribution of company's subsidiary to joint venture								6
Carrying value of investments in joint venture								0
Subsidiary Company's ownership interest in joint venture								49.00%
Percentage of joint venture losses recognized by subsidiary								49.00%
Losses from inception								6
Additional capital contribution								26
Number of geographic regions								3
Advertising costs								7	9	6
Deferred financing costs, net of accumulated amortization								67	71
Amortization of deferred financing costs								8	10	10
Deferred financing costs written off	12	6
Restructuring and other costs			8	7		32	21	33	23	23
Restructuring and other costs						19		24	20	1
Restructuring cost description								Costs associated with the Momentive Combination and various debt restructuring activities	Momentive Combination and the settlement of all claims brought by the National Labor Relations Board	one-time benefit reduction and wage tax credits
Asset impairment cost										2
Wage tax credits					5
MPM Holdings [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of Senior Discount PIK Note								400
Cash interest payable on the note								0
Maximum principal sum of Senior Discount Notes								1,231
Maturity Period of Senior Discount PIK Note								Dec 4, 2017
Payment in kind PIK note [Member] | MPM Holdings [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of accrued interest payable								11.00%
Interest rate swap [Member]
Summary of Significant Accounting Policies [Line Items]
Variable interest rate risk associated with term loan								185
Pre-tax unrealized gain								1
Interest rate swap agreement, fixed rate								2.48%	2.48%
Interest rate swap agreement, notional value								$ 185
Interest rate swap, expiry date								Mar 31, 2010	Mar 31, 2010

Restructuring and Other Costs (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Workforce reductions [Member]	Sep. 30, 2012 Workforce reductions [Member]	Sep. 30, 2012 Momentive combination [Member] Workforce reductions [Member]	Sep. 30, 2012 Momentive combination [Member] Site closure costs [Member]	Sep. 30, 2012 Momentive combination [Member] Other projects [Member]
Summary of restructuring information
Restructuring costs expected to be incurred	$ 15						$ 15	$ 0	$ 0
Cumulative restructuring costs incurred through June 30, 2012	31						31	0	0
Accrued liability, beginning balance	8						8	0	0
Restructuring charges	19	24	20	1	3	19	19	0	0
Cash payments	(10)	(4)	(11)				(10)	0	0
Accrued liability, ending balance	$ 17	$ 8					$ 17	$ 0	$ 0

Restructuring and Other Costs (Details Textual) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended			9 Months Ended	3 Months Ended	9 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Momentive combination [Member]	Sep. 30, 2012 Workforce reductions [Member]	Sep. 30, 2012 Workforce reductions [Member]	Dec. 31, 2011 Workforce reductions [Member]	Sep. 30, 2012 Workforce reductions [Member] Momentive combination [Member]	Sep. 30, 2011 Workforce reductions [Member] Momentive combination [Member]	Sep. 30, 2012 Workforce reductions [Member] Momentive combination [Member]	Sep. 30, 2011 Workforce reductions [Member] Momentive combination [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]
Restructuring and Other Costs (Textual) [Abstract]
Expected savings of in-process cost reduction programs					$ 26
Restructuring Cost Activities Period													12 months	18 months
Restructuring costs expected to be incurred	15										15
Restructuring and other costs	19	24	20	1		3	19				19
Accrued liability						17	17	8
Restructuring and related costs incurred Cost									$ 5	$ 6	$ 13	$ 17

Related Party Transactions (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended						3 Months Ended	9 Months Ended				9 Months Ended	3 Months Ended	9 Months Ended
	Jan. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Jul. 03, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Momentive Holdings [Member]	Sep. 30, 2011 Momentive Holdings [Member]	Dec. 31, 2011 Momentive Holdings [Member]	Dec. 31, 2010 Momentive Holdings [Member]	Sep. 30, 2012 Momentive Specialty Chemicals Inc. (MSC) [Member]	Sep. 30, 2011 Momentive Specialty Chemicals Inc. (MSC) [Member]	Sep. 30, 2011 Momentive Specialty Chemicals Inc. (MSC) [Member]	Jul. 03, 2011 Momentive Specialty Chemicals Inc. (MSC) [Member]	Sep. 30, 2012 Momentive Specialty Chemicals Inc. (MSC) [Member]	Sep. 30, 2011 Momentive Specialty Chemicals Inc. (MSC) [Member]	Dec. 31, 2011 Momentive Specialty Chemicals Inc. (MSC) [Member]	Dec. 31, 2010 Momentive Specialty Chemicals Inc. (MSC) [Member]	Sep. 30, 2012 Apollo [Member]	Dec. 31, 2011 Apollo [Member]	Dec. 31, 2010 Asia Silicones Monomer Limited (ASM) [Member]	Sep. 30, 2012 Other affiliates [Member]	Dec. 31, 2011 Other affiliates [Member]	Dec. 31, 2010 Other affiliates [Member]	Sep. 30, 2012 Other affiliates, long-term commitment contracts [Member]	Dec. 31, 2011 Other affiliates, long-term commitment contracts [Member]	Dec. 31, 2010 Other affiliates, long-term commitment contracts [Member]	Sep. 30, 2012 Other affiliates, long-term commitment contracts [Member] Inventories [Member]	Sep. 30, 2012 Other affiliates, long-term commitment contracts [Member] Inventories [Member]	Sep. 30, 2012 Other Affiliates Lenders [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Sep. 30, 2012 Maximum [Member] Apollo [Member]	Sep. 30, 2012 Maximum [Member] Other affiliates, long-term commitment contracts [Member]	Sep. 30, 2012 Maximum [Member] Other affiliates, long-term commitment contracts [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party										$ 106	$ 128	$ 151	$ 43
Expenses incurred by related party														113		113				170	42
Expense to correct percentage allocation of costs for shared services																		16	5
Expense be to incurred correct percentage allocation of costs for shared services															5
Expense to correct percentage allocation of costs for shared services			3	2													7
Percentage of total net incurred costs		49.00%			49.00%							49.00%		51.00%				51.00%		51.00%
Receivables from affiliate		0			0		3																		1	3	1		2	2
Related party ownership of another related party																												50.00%
Term of agreement																							12 years	20 years												12 years
Related party annual fees							3.5															3.5
Payables to affiliate		7			7		15	2		4		1		3				3		15	0
Current year commitment purchases							109	103	87																						69	24
Royalties revenue							2	2	2																												2	1
Current fiscal year commitment amount							113																									113
Subsequent years commitment amount							113																									113
Revenue from related parties							23	21	19																4
Maximum borrowing capacity							160																										160	300	300
Purchases from related party		4					14	8	6
Related Party Transactions (Textual) [Abstract]
Cost allocation for unshared services					100.00%		100.00%
Related Party Transaction, Cost From Shared Services					23	15	23
Billings under transition service agreement and other agreements							13	13	23
Employee relocation and expatriate expenses reimbursed to Apollo affiliates									5
Purchases of plant and equipment from related party									16
Payables to affiliates							1	2
Dividend declared amount description	less than $1,
Dividend declared, amount payable	$ 1

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Fair value assets measured on recurring basis
Notes and loans payable	$ 2,880
Springing lien notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	1,331
Senior subordinated notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	380
Second-lien senior secured notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	184	212
Variable Rate Term Loans [Member]
Fair value assets measured on recurring basis
Notes and loans payable	735
Senior Secured Notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	250
Level 1 [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 1 [Member] | Springing lien notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 1 [Member] | Senior subordinated notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 1 [Member] | Second-lien senior secured notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 1 [Member] | Variable Rate Term Loans [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 1 [Member] | Senior Secured Notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 2 [Member]
Fair value assets measured on recurring basis
Notes and loans payable	2,329
Level 2 [Member] | Springing lien notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	964
Level 2 [Member] | Senior subordinated notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	218
Level 2 [Member] | Second-lien senior secured notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	207
Level 2 [Member] | Variable Rate Term Loans [Member]
Fair value assets measured on recurring basis
Notes and loans payable	687
Level 2 [Member] | Senior Secured Notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	253
Level 3 [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 3 [Member] | Springing lien notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 3 [Member] | Senior subordinated notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 3 [Member] | Second-lien senior secured notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 3 [Member] | Variable Rate Term Loans [Member]
Fair value assets measured on recurring basis
Notes and loans payable	0
Level 3 [Member] | Senior Secured Notes [Member]
Fair value assets measured on recurring basis
Notes and loans payable	$ 0

Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements (Textual) [Abstract]
Derivative assets	$ 1	$ 1	$ 1
Medium-term notes [Member]
Fair Value Measurements (Textual) [Abstract]
Loans payable	3
Fixed asset loan [Member]
Fair Value Measurements (Textual) [Abstract]
Loans payable	30
Working capital loans [Member]
Fair Value Measurements (Textual) [Abstract]
Loans payable	16
Revolving credit facility [Member]
Fair Value Measurements (Textual) [Abstract]
Loans payable	$ 80

Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of inventory
Raw materials and work in process	$ 123	$ 135	$ 125
Finished goods	276	259	250
Total inventories	$ 399	$ 394	$ 375

Property and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land and improvements [Member]	Dec. 31, 2010 Land and improvements [Member]	Dec. 31, 2011 Buildings, structures and related improvements [Member]	Dec. 31, 2010 Buildings, structures and related improvements [Member]	Dec. 31, 2011 Buildings, structures and related improvements [Member] Maximum [Member]	Dec. 31, 2011 Buildings, structures and related improvements [Member] Minimum [Member]	Dec. 31, 2011 Machinery and equipment [Member]	Dec. 31, 2010 Machinery and equipment [Member]	Dec. 31, 2011 Machinery and equipment [Member] Maximum [Member]	Dec. 31, 2011 Machinery and equipment [Member] Minimum [Member]	Dec. 31, 2011 Office equipment, vehicle and tooling [Member]	Dec. 31, 2010 Office equipment, vehicle and tooling [Member]	Dec. 31, 2011 Office equipment, vehicle and tooling [Member] Maximum [Member]	Dec. 31, 2011 Office equipment, vehicle and tooling [Member] Minimum [Member]	Dec. 31, 2011 Software [Member]	Dec. 31, 2010 Software [Member]	Dec. 31, 2011 Construction-in-process [Member]	Dec. 31, 2010 Construction-in-process [Member]
Summary of Property and Equipment
Property plant and equipment useful life description				Indefinite
Property plant and equipment useful life								40 years	3 years			20 years	8 years			10 years	3 years	5 years
Property, Plant and Equipment, Gross		$ 1,909	$ 1,824	$ 88	$ 86	$ 390	$ 384			$ 1,229	$ 1,170			$ 100	$ 86			$ 48	$ 52	$ 54	$ 46
Less accumulated depreciation and amortization		(825)	(715)
Total property and equipment, net	$ 1,040	$ 1,084	$ 1,109

Property and Equipment, Net (Details Textual) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and Equipment, Net (Textual) [Abstract]
Total depreciation and amortization expense	$ 142	$ 147	$ 197	$ 197	$ 191
Interest costs			$ 1	$ 1	$ 1
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			12 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life			3 years

Goodwill and other Intangible Assets, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Changes in goodwill
Balance	$ 432	$ 425	$ 432
Foreign exchange translation	7	11
Balance	425	414	432
Silicones [Member]
Changes in goodwill
Balance	432	425
Foreign exchange translation	7	11
Balance	425	414
Quartz [Member]
Changes in goodwill
Balance
Foreign exchange translation
Balance

Goodwill and Other Intangible Assets, Net (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of Intangible Assets
Gross amount	761	761
Accumulated amortization	(219)	(175)
Net carrying amount	542	586
Customer relationships [Member]
Summary of Intangible Assets
Gross amount	429	436
Accumulated amortization	(124)	(100)
Net carrying amount	305	336
Customer relationships [Member] | Maximum [Member]
Summary of Intangible Assets
Amortization period	20 years	20 years
Customer relationships [Member] | Minimum [Member]
Summary of Intangible Assets
Amortization period	15 years	15 years
Trademarks [Member]
Summary of Intangible Assets
Gross amount	146	144
Accumulated amortization	(45)	(36)
Net carrying amount	101	108
Trademarks [Member] | Maximum [Member]
Summary of Intangible Assets
Amortization period	20 years	20 years
Trademarks [Member] | Minimum [Member]
Summary of Intangible Assets
Amortization period	7 years	7 years
Unpatented technology [Member]
Summary of Intangible Assets
Amortization period	20 years	20 years
Gross amount	149	147
Accumulated amortization	(38)	(30)
Net carrying amount	111	117
Patents and other [Member]
Summary of Intangible Assets
Gross amount	37	34
Accumulated amortization	(12)	(9)
Net carrying amount	25	25
Patents and other [Member] | Maximum [Member]
Summary of Intangible Assets
Amortization period	20 years	20 years
Patents and other [Member] | Minimum [Member]
Summary of Intangible Assets
Amortization period	10 years	10 years

Goodwill and Other Intangible Assets, Net (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Estimated amortization expense
2012	$ 44
2013	44
2014	44
2015	41
2016	$ 41

Goodwill and other Intangible Assets, Net (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill and Other Intangible Assets, Net (Textual) [Abstract]
Amortization expense for intangible assets	$ 45	$ 43	$ 43
Significant additions to intangible assets	0	0
Silicones [Member]
Indefinite-lived Intangible Assets [Line Items]
Accumulated goodwill impairment losses	700
Quartz [Member]
Indefinite-lived Intangible Assets [Line Items]
Accumulated goodwill impairment losses	$ 158

Debt Obligations (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of long-term debt
Total long-term debt		$ 2,931	$ 2,977
Current installments of long-term debt	31	36	25
Long-term debt, excluding current installments	2,978	2,895	2,952
Term loans [Member] | JP Morgan Chase, term loan tranche B-1-A, maturity December 4, 2013 [Member]
Summary of long-term debt
Total long-term debt		66	504
Term loans [Member] | JP Morgan Chase, term loan tranche B-1-B maturity December 4, 2015 [Member]
Summary of long-term debt
Total long-term debt		433
Term loans [Member] | JP Morgan Chase, term loan tranche B-2-A, maturity December 4, 2013 [Member]
Summary of long-term debt
Total long-term debt		110	506
Term loans [Member] | JP Morgan Chase, term loan tranche B-2-B, maturity December 4, 2015 [Member]
Summary of long-term debt
Total long-term debt		382
Springing lien notes [Member] | 9% Springing lien dollar notes, maturity January 15, 2021 [Member]
Summary of long-term debt
Total long-term debt		1,161	1,161
Springing lien notes [Member] | Springing lien euro notes, maturity January 15, 2021 [Member]
Summary of long-term debt
Total long-term debt		171	198
Senior notes [Member]
Summary of long-term debt
Total long-term debt	200	200
Senior subordinated notes [Member]
Summary of long-term debt
Total long-term debt	382	382
Senior subordinated notes [Member] | Senior subordinated notes, maturity December 1, 2016 [Member]
Summary of long-term debt
Total long-term debt		379	379
Senior subordinated notes [Member] | Second-Lien Senior secured note, maturity June15, 2014 [Member]
Summary of long-term debt
Total long-term debt		179	172
Fixed asset loan [Member] | Agricultural Bank of China, fixed asset loan, maturity June 30, 2015 [Member]
Summary of long-term debt
Total long-term debt		30	51
Working capital loans [Member] | Agricultural Bank of China, revolving working capital loan, maturity June 30, 2012 [Member]
Summary of long-term debt
Total long-term debt		16
Medium-term notes [Member] | India Bank, medium term loan, maturity June 20, 2015 [Member]
Summary of long-term debt
Total long-term debt		$ 4	$ 6

Debt Obligations (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Maturities of long-term debt
2012	$ 36
2013	192
2014	216
2015	796
2016	$ 382

Debt Obligations (Details Textual) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended								1 Months Ended		12 Months Ended															12 Months Ended					9 Months Ended		9 Months Ended			9 Months Ended			9 Months Ended		9 Months Ended		6 Months Ended																									12 Months Ended				9 Months Ended					9 Months Ended						9 Months Ended				13 Months Ended							12 Months Ended			9 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Senior Toggle Notes Payable Due on December 1, 2008 [Member] USD ($)	Dec. 31, 2011 Senior Toggle Notes Payable Due on June 1, 2009 [Member] USD ($)	Dec. 31, 2011 Senior Toggle Notes Payable Due on December 1, 2009 [Member] USD ($)	Dec. 31, 2011 Senior Toggle Notes Payable Due on June 1, 2010 [Member] USD ($)	Mar. 21, 2011 MPM Nantong [Member] USD ($)	Apr. 30, 2012 Momentive Performance Materials GmbH [Member] Term Loan Tranche B-3 [Member]	Apr. 02, 2012 Momentive Performance Materials GmbH [Member] Term Loan Tranche B-3 [Member] USD ($)	Dec. 31, 2011 Interest rate swap [Member]	Dec. 31, 2010 Interest rate swap [Member] USD ($)	Dec. 22, 2010 Apollo [Member] USD ($)	Sep. 30, 2012 Senior notes [Member] USD ($)	Dec. 31, 2011 Senior notes [Member] USD ($)	Nov. 22, 2010 Senior notes [Member]	May 31, 2012 Senior notes [Member] Senior secured note, maturity June15, 2014 [Member] USD ($)	Dec. 31, 2011 Senior notes [Member] Second-Lien Senior secured note, maturity June15, 2014 [Member]	May 31, 2012 Senior notes [Member] 10.0% senior secured notes, maturity October 15, 2020 [Member]	Dec. 31, 2011 Senior notes [Member] 10.0% senior secured notes, maturity October 15, 2020 [Member]	Dec. 31, 2011 9.75% Senior Notes [Member]	Nov. 22, 2010 9.75% Senior Notes [Member] USD ($)	Oct. 22, 2010 9.75% Senior Notes [Member] USD ($)	Jun. 15, 2009 9.75% Senior Notes [Member] USD ($)	Dec. 22, 2010 9.75% Senior Notes [Member] Apollo [Member] USD ($)	Dec. 31, 2011 Senior Toggle Notes [Member] USD ($)	Nov. 22, 2010 Senior Toggle Notes [Member] USD ($)	Oct. 22, 2010 Senior Toggle Notes [Member] USD ($)	Jun. 15, 2009 Senior Toggle Notes [Member] USD ($)	Dec. 31, 2011 Notes Payable to Banks [Member] USD ($)	Sep. 30, 2012 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-1-B maturity December 4, 2015 [Member]	Dec. 31, 2011 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-1-B maturity December 4, 2015 [Member] USD ($)	Sep. 30, 2012 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-1-A, maturity December 4, 2013 [Member]	Dec. 31, 2011 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-1-A, maturity December 4, 2013 [Member] USD ($)	Dec. 31, 2010 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-1-A, maturity December 4, 2013 [Member] USD ($)	Sep. 30, 2012 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-3, maturity May 5, 2015 [Member]	Dec. 31, 2011 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-2-A, maturity December 4, 2013 [Member] USD ($)	Dec. 31, 2010 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-2-A, maturity December 4, 2013 [Member] USD ($)	Sep. 30, 2012 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-2-B, maturity December 4, 2015 [Member]	Dec. 31, 2011 Notes Payable to Banks [Member] JP Morgan Chase, term loan tranche B-2-B, maturity December 4, 2015 [Member] USD ($)	Sep. 30, 2012 Notes Payable to Banks [Member] Term loans, due May 2015 [Member] USD ($)	Sep. 30, 2012 Notes Payable to Banks [Member] Term Loans, Due December 2013 [Member] USD ($)	Jun. 30, 2012 Notes Payable to Banks [Member] Momentive Performance Materials GmbH [Member] Term Loan Tranche B-3 [Member]	Sep. 30, 2012 Notes Payable to Banks [Member] Momentive Performance Materials GmbH [Member] Term Loan Tranche B-3 [Member]	Apr. 30, 2012 Notes Payable to Banks [Member] Momentive Performance Materials GmbH [Member] Term Loan Tranche B-3 [Member] USD ($)	Dec. 31, 2011 Euro term loan [Member] EUR (€)	Nov. 22, 2010 Euro term loan [Member]	Dec. 31, 2011 9% Senior Notes [Member] USD ($)	Nov. 22, 2010 9% Senior Notes [Member] EUR (€)	Oct. 22, 2010 9% Senior Notes [Member] USD ($)	Oct. 22, 2010 9% Senior Notes [Member] EUR (€)	Jun. 15, 2009 9% Senior Notes [Member] EUR (€)	Dec. 22, 2010 9% Senior Notes [Member] Apollo [Member] EUR (€)	Dec. 31, 2011 Springing lien notes [Member] 9% Springing lien dollar notes, maturity January 15, 2021 [Member] USD ($)	Dec. 31, 2010 Springing lien notes [Member] 9% Springing lien dollar notes, maturity January 15, 2021 [Member] USD ($)	Dec. 31, 2011 Springing lien notes [Member] Springing lien euro notes, maturity January 15, 2021 [Member] USD ($)	Dec. 31, 2010 Springing lien notes [Member] Springing lien euro notes, maturity January 15, 2021 [Member] USD ($)	Sep. 30, 2012 Senior subordinated notes [Member] USD ($)	Dec. 31, 2011 Senior subordinated notes [Member] USD ($)	Jun. 15, 2009 Senior subordinated notes [Member] USD ($)	Jun. 30, 2012 Senior subordinated notes [Member] Senior subordinated notes, maturity December 1, 2016 [Member]	Dec. 31, 2011 Senior subordinated notes [Member] Senior subordinated notes, maturity December 1, 2016 [Member] USD ($)	Dec. 31, 2010 Senior subordinated notes [Member] Senior subordinated notes, maturity December 1, 2016 [Member] USD ($)	Dec. 31, 2011 Senior subordinated notes [Member] Second-Lien Senior secured note, maturity June15, 2014 [Member] USD ($)	Dec. 31, 2010 Senior subordinated notes [Member] Second-Lien Senior secured note, maturity June15, 2014 [Member] USD ($)	Dec. 31, 2011 Retain only senior subordinated notes [Member] USD ($)	Dec. 31, 2011 Variable Rate Term Loan [Member] USD ($)	Dec. 31, 2011 Second-lien senior secured notes [Member] USD ($)	Sep. 30, 2012 Second-lien senior secured notes [Member] USD ($)	Jun. 15, 2009 Second-lien senior secured notes [Member] USD ($)	Dec. 31, 2011 Working capital loans [Member] USD ($)	Sep. 30, 2012 Working capital loans [Member] Agricultural Bank of China, revolving working capital loan, maturity June 30, 2012 [Member]	Dec. 31, 2011 Working capital loans [Member] Agricultural Bank of China, revolving working capital loan, maturity June 30, 2012 [Member] USD ($)	Dec. 31, 2011 Working capital loans [Member] MPM Nantong [Member] USD ($)	Dec. 31, 2011 Working capital loans [Member] MPM Nantong [Member] Agricultural Bank of China, revolving working capital loan, maturity June 30, 2012 [Member]	Dec. 31, 2011 Fixed asset loan [Member] USD ($)	Sep. 30, 2012 Fixed asset loan [Member] Agricultural Bank of China, fixed asset loan, maturity June 30, 2015 [Member]	Dec. 31, 2011 Fixed asset loan [Member] Agricultural Bank of China, fixed asset loan, maturity June 30, 2015 [Member] USD ($)	Dec. 31, 2010 Fixed asset loan [Member] Agricultural Bank of China, fixed asset loan, maturity June 30, 2015 [Member] USD ($)	Dec. 31, 2011 Fixed asset loan [Member] MPM Nantong [Member] USD ($)	Mar. 21, 2011 Construction Loan [Member] MPM Nantong [Member] USD ($)	Dec. 31, 2011 Medium-term notes [Member] USD ($)	Sep. 30, 2012 Medium-term notes [Member] India Bank, medium term loan, maturity June 20, 2015 [Member]	Jun. 30, 2012 Medium-term notes [Member] India Bank, medium term loan, maturity June 20, 2015 [Member]	Dec. 31, 2011 Medium-term notes [Member] India Bank, medium term loan, maturity June 20, 2015 [Member] USD ($)	Dec. 31, 2010 Medium-term notes [Member] India Bank, medium term loan, maturity June 20, 2015 [Member] USD ($)	Oct. 31, 2012 Euro Fixed Rate Notes [Member] EUR (€)	Oct. 31, 2011 Euro Fixed Rate Notes [Member] EUR (€)	Sep. 30, 2011 Euro Fixed Rate Notes [Member] EUR (€)	Dec. 31, 2011 New Notes [Member] USD ($)	Nov. 05, 2010 USD Notes [Member] USD ($)	Nov. 05, 2010 USD Notes [Member] Apollo [Member] USD ($)	Nov. 05, 2010 EURO Notes [Member]	Dec. 31, 2011 Momentive Performance USA Materials Inc. [Member] Momentive Performance Materials GmbH [Member]	Sep. 30, 2012 Revolving credit facility [Member] USD ($)	Dec. 31, 2011 Revolving credit facility [Member] USD ($)	Sep. 30, 2012 Revolving credit facility [Member] JP Morgan Chase, revolving credit facility, maturity December 3, 2012 [Member]	Dec. 31, 2011 Revolving credit facility [Member] Momentive Performance USA Materials Inc. [Member] Subsidiaries [Member]	Dec. 31, 2010 Revolving credit facility [Member] Momentive Performance USA Materials Inc. [Member] Momentive Performance Materials GmbH [Member] USD ($)	Dec. 31, 2011 Letter of credit [Member] USD ($)	Sep. 30, 2012 Letter of credit [Member] USD ($)	Sep. 30, 2012 Synthetic letter of credit facility [Member] USD ($)	Dec. 31, 2011 Synthetic letter of credit facility [Member] USD ($)	Dec. 31, 2011 Term Loan [Member] USD ($)	Sep. 30, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)
Debt Instrument [Line Items]
Outstanding letters of credit			$ 0																																																																																														$ 80	$ 42					$ 47	$ 32	$ 31
Extended credit under borrower's existing revolving credit facility			160																																																																																															300			300	33				1,010	300	300
Unused capacity																																																																																																	173	258						1	2
Maturity of term loans											May 5, 2015																																																																																															May 5, 2015
Applicable margin with respect to term loans											3.50%																																																																																					4.75%										3.50%
Aggregate principal amount																									451					75																							156
Aggregate principal amount of dollar term loans			846																													437																298
Long-term debt			2,931	2,977												200	200																	433		66	504		110	506		382														1,161	1,161	171	198	382	382			379	379	179	172								16					30	51						4	6
Percentage of Senior notes accepted in the exchange offer																							6.00%					42.00%																						11.00%											24.00%
Interest on the loan			82.00%																			10.00%																										78.00%																												6.89%						6.52%																								87.00%
Issue price																					100.00%
Extinguishment of debt				(54)																																							240	178
Principal amount held by related party															139												234																												88
Description of variable rate basis																																	LIBOR		Euro LIBOR			LIBOR			LIBOR				LIBOR																													People's Bank of China Reference Rate					People's Bank of China Reference Rate						People's Bank of China Reference Rate														LIBOR
Outstanding amount																																																																																			51
Principal repayments on the new fixed asset loan																																																																																		8
Fixed asset loan										37																																																																		16
Term loan amount																																																																																																				500
Senior Toggle Notes due						16	17	11	11
Basis spread on variable rate																																														3.50%																															105.00%					101.00%
Interest rate, stated percentage																												10.13%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum																												10.88%
Percentage of accrued interest payable																	9.75%						9.75%																											9.00%											11.50%									12.50%																							9.00%		9.50%
Fair value of Second Lien Notes																																																																						163
Debt Instrument, Fair Value Disclosure	2,880																																																											380								284	936	212	184																					1,005
Recognized gain on exchange																																																																						179
Debt instrument face amount of additional tenders holding																														615																						165
Amortization cost																																																																																																						1.00%
Tender offer consideration																								1,044					1,046																						1,040
Description of variable rate basis																																																																																																LIBOR
Tender payment																		1000.00%											1000.00%																				1000.00%
Aggregate principal amount												175					765		250					1,000		48		300	1,000		141																175			363	1,000			30							500	118								200		200																			150		848	526
Aggregate principal amount of the Euro Fixed-Rate Notes																																																																																										17
Reduction in aggregate principal amount of Euro Fixed-Rate Notes outstanding																																																																																									133
Debt Instrument Repurchased face Amount																																																																																										12
Recognized gain on the extinguishment																																																																																									7
Interest rate swap agreement, fixed rate													2.48%	2.48%
Notional value of interest rate swap agreement														185
Expiration of swap agreement													Mar 31, 2010	Mar 31, 2010
Debt Instrument Carrying Amount																																																																				379	991	179			16					30						4								1,332
Weighted average interest rate	9.90%		9.90%
Interest rate at period end																				12.50%		10.00%																																				9.50%					11.68%																							14.75%	15.00%
Term of loans																																																																																																one-year term
Period of term loan prior to maturity date																																																																																																91 days
Debt Obligations (Textual) [Abstract]
Short-term borrowings	4		3	2
Recognized loss			78
Foreign currency exchange losses			25
Amortization of debt discount and issuance costs	15	12	15	17	15
Interest expense on long-term debt			241	232	245
Unused borrowing capacity																																																																																																	173	258						1	2
Loss on extinguishment of debt	6	0	(7)	78	(179)
Maximum borrowing capacity			$ 160																																																																																															$ 300			$ 300	$ 33				$ 1,010	$ 300	$ 300

Accrued Expenses and Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of accrued expenses and other liabilities
Employee compensation and benefits		$ 45	$ 69
Other accrued expenses		117	101
Total accrued expenses and other liabilities	$ 151	$ 162	$ 170

Deficit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Summary of Accumulated Other Comprehensive Income (Loss)
Foreign currency translation, beginning balance	$ 248	$ 171	$ 171
Foreign currency translation, Net current period change	26	77
Foreign currency translation, ending balance	274	248	171
Pension and postretirement liability adjustments, beginning balance	(31)	11	8
Pension and postretirement liability adjustments	(15)	(42)	3
Pension and postretirement liability adjustments, ending balance	(46)	(31)	11
Derivatives investment, Ending balance			(2)
Derivatives investment, Beginning balance		(2)	(3)
Derivatives investment, Net current period change		2	1
Accumulated other comprehensive income, ending balance	228	217	180	238
Accumulated other comprehensive income, beginning balance	217	180	176	238
Accumulated other comprehensive income, Net current period change	$ 11	$ 37	$ 4

Deficit (Details1) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Component of other accumulated comprehensive income (loss)
Foreign currency translation, Pre-tax amount		$ 274	$ 248	$ 171
Foreign currency translation, Tax expense
Foreign currency translation, Net-of-tax amount		274	248	171	171
Pension and postretirement liability adjustments, Pre-tax amount		(44)	(36)	13
Pension and postretirement liability adjustments, Tax expense		(2)	5	(2)
Pension and postretirement liability adjustments, Net-of-tax amount		(46)	(31)	11	8
Derivative instruments, Pre-tax amount				(1)
Derivative instruments, Tax expense				(1)
Derivatives investment, Net-of-tax amount				(2)	(3)
Accumulated other comprehensive income, Pre-tax amount		230	212	183
Accumulated other comprehensive income, tax expense		(2)	5	(3)
Accumulated other comprehensive income, Net-of-tax amount	$ 238	$ 228	$ 217	$ 180	$ 176

Deficit (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in proportionate share of noncontrolling interest shareholders balance:
Currency translation adjustment
Dividends paid						(1)
Disposition of joint venture					(5)
Noncontrolling interests share of income (loss)				1	1	1
Balance, end of period						4	4
Balance, beginning of period				$ 4	$ 4	$ 4	$ 4

Deficit (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deficit (Textual) [Abstract]
Common stock, issued	100	100
Common shares, outstanding	100	100
Common stock, Par value	$ 0.001	$ 0.001
MPM Holdings' capital contribution to the Company	$ 904	$ 904
Deemed Dividend To Subsidiary	$ 305

Stock-based Compensation (Details)	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Feb. 23, 2011 Tranche A options [Member]	Feb. 23, 2011 Tranche B options [Member]	Feb. 23, 2011 Tranche C options [Member]	Feb. 23, 2011 Tranche A RDUs [Member]	Feb. 23, 2011 Tranche B RDUs [Member]	Feb. 23, 2011 Tranche C RDUs [Member]	Feb. 23, 2011 Stock Options [Member]
Summary of key terms of the stock-based awards granted to MPM employees under the 2011 Equity Plan
Momentive Holdings Units Granted	1,432,693
Vesting Terms		Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions	Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions	Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions
Option/Unit Term								10 years
Restricted Deferred Units, Momentive Holdings Units Granted		716,351,000	358,171,000	358,171,000	238,777,000	119,391,000	119,391,000
Restricted Deferred Units, Vesting Terms					Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions	Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions	Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

Stock-based Compensation (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011
Summary of stock option plans activity
Outstanding at December 31, 2010, Momentive Holdings Common Units	9,574,390
Outstanding at December 31, 2010 Weighted Average Exercise Price	$ 2.61
Momentive Holdings Units Granted	1,432,693
Granted, Weighted Average Exercise Price	$ 4.85
Granted, Weighted Average Grant Date Fair Value	$ 2.29
Forfeited, Momentive Holdings Common Units	(176,845)
Forfeited, Weighted Average Exercise Price	$ 2.78
Expired, Momentive Holdings Common Units
Exercised, Momentive Holdings Common Units
Outstanding at December 31, 2011, Momentive Holdings Common Units	10,830,238
Outstanding at December 31, 2011 Weighted Average Exercise Price	$ 2.9
Exercisable, Momentive Holdings Common Units	3,229,789
Exercisable, Weighted Average Exercise Price	$ 2.74
Expected to vest, Momentive Holdings Common Units	4,233,669
Expected to vest, Weighted Average Exercise Price	$ 2.98

Stock-based Compensation (Details 2) (Restricted Deferred Units (RSU) [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Deferred Units (RSU) [Member]
Summary of restricted unit plan activity
Restricted units granted, Momentive Holdings Units Granted	477,559
Restricted units granted, Weighted Average Grant Date Fair Value	$ 4.71
Restricted units vested, Momentive Holdings Common Units	(59,085)
Restricted units vested, Weighted Average Grant Date Fair Value	$ 4.85
Restricted units forfeited, Momentive Holdings Common Units	(4,874)
Restricted units forfeited, Weighted Average Grant Date Fair Value	$ 4.71
Nonvested at December 31, 2011, Momentive Holdings Common Units	413,600
Nonvested at December 31, 2010, Momentive Holdings Common Units
Nonvested at December 31, 2011, Weighted Average Grant Date Fair Value	$ 4.69
Nonvested at December 31, 2010, Weighted average grant date fair value

Stock-based Compensation (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended			9 Months Ended		12 Months Ended
	Jul. 03, 2011	Jul. 03, 2010	Jul. 03, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted with grant date fair value						$ 2.29
Expected life						9 years 2 months 12 days
Dividend rate						0.00%
Allocated share-based compensation expense						$ 1
Stock option granted to director						1,432,693
Exercise prices for outstanding options						$ 2.9	$ 2.61
Stock-based Compensation (Textual) [Abstract]
Range of risk-free interest rates, Minimum						0.16%
Range of risk-free interest rates, Maximum						3.49%
Expected volatility rate, Minimum						34.50%
Expected volatility rate, Maximum						41.50%
Maximum shares issued or transferred						19,275,900
Common stock, issued						100,000,000	100,000,000
Director compensation						1	1	1
Employee compensation	1	3	1		2	2	3	1
Recognized tax benefit						0
Unrecognized compensation costs related to unvested options						4
Unrecognized compensation costs recognized over weighted average period						3 years 1 month 6 days
Weighted average contractual life						6 years 4 months 24 days
Weighted average remaining contractual life options exercisable						5 years 9 months 18 days
Weighted average remaining contractual life options expected						6 years 6 months
Aggregate intrinsic value						1
Total amount of cash received and total intrinsic value						$ 0	$ 0	$ 0
Weighted average remaining contractual life outstanding						3 years 1 month 6 days
2007 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted with grant date fair value						$ 1.14
Exchange ratio outstanding						$ 38.5518
Employee option grants, description						four or five-year period
Period of employee option grants, vesting period						4 years
Period of employee option grants, vesting period, Maximum						5 years
Stock option granted to director								77,103
2011 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards available to be granted under 2011 Equity Plan						1,890,756
Tranche A options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted with grant date fair value						$ 2
Risk free interest rate						2.21%
Expected volatility rate						37.40%
Dividend rate						0.00%
Weighted average expected life						6 years 3 months
Tranche B options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted with grant date fair value						$ 1
Tranche C options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted with grant date fair value						$ 1
Tranche A RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date approximate fair value						$ 1
Compensation cost						less than $1
Tranche B RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date approximate fair value						$ 1
Tranche C RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date approximate fair value						$ 1
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life						30 years
Grant date approximate fair value						$ 4.69
Weighted average expected life						21 years 4 months 24 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices for outstanding options						$ 2.59
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices for outstanding options						$ 4.85

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income (loss) before income taxes:
Income (loss) before income taxes, Domestic					$ (101)	$ (108)	$ 21
Income (loss) before income taxes, Foreign					(6)	43	(48)
Loss before income taxes (benefit) and (losses) earnings from unconsolidated entities	$ (78)	$ (37)	$ (228)	$ (23)	$ (107)	$ (65)	$ (27)

Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense (benefit), Current
United States federal, current
State and local, Current				1
Non U.S. jurisdictions, Current			18	16	14
Income tax expense (benefit), Current			18	17	14
Income tax expense (benefit), Deferred
United States federal, Deferred				1	(3)
State and local, Deferred
Non U.S. jurisdictions, Deferred			9	(20)	4
Income tax expense (benefit), Deferred	(3)	9	9	(19)	1
Income tax expense (benefit), Total
United States federal, Total				1	(3)
State and local, Total				1
Non U.S. jurisdictions, Total			27	(4)	18
Income tax expense (benefit), Total			$ 27	$ (2)	$ 15

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense (benefit):
Computed "expected" tax expense (benefit)					$ (37)	$ (23)	$ (9)
State and local income taxes, net of Federal income tax benefit
Increase (reduction) in income taxes resulting from:
Tax rate changes					(2)	4	(2)
Non U.S. tax rate differential					2	(8)	12
Branch accounting effect					12	35	(24)
Withholding taxes					1	2
Valuation allowance					53	(14)	37
Permanent differences					(2)	2	7
Elective asset step up							(6)
Income taxes (benefit)	$ (5)	$ 5	$ (9)	$ (22)	$ 27	$ (2)	$ 15

Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 United States [Member]	Dec. 31, 2010 United States [Member]	Dec. 31, 2011 Non US [Member]	Dec. 31, 2010 Non US [Member]
Current deferred tax assets:
Inventory				$ 9	$ 8	$ 5	$ 7
Vacation				4	8	2	3
Provision for expenses related to timing				3	2	15	3
Net operating losses							5
Other				12	4	2	3
Total current deferred tax assets				28	22	24	21
Noncurrent deferred tax assets:
Amortization				162	185	7	10
Depreciation				23	19	14	13
Pension				124	102	27	37
Net operating losses				307	266	84	73
Branch accounting future credits				13	22
Reserves				2	1
Deferred interest deductions						18	14
Other				7	7	2	6
Total noncurrent deferred tax assets				638	602	152	153
Total gross deferred tax assets				666	624	176	174
Less valuation allowance				(655)	(612)	(64)	(40)
Net deferred tax assets				11	12	112	134
Current deferred tax liabilities:
Inventory						8	11
Provision for expenses related to timing						3	7
Other						13	1
Total current deferred tax liabilities	20	19	13			24	19
Noncurrent deferred lax liabilities:
Amortization						75	85
Depreciation						45	47
Other				11	12	4	6
Total noncurrent deferred tax liabilities	48	52	63	11	12	124	138
Total deferred tax liabilities				11	12	148	157
Net deferred tax asset (liability)						$ (36)	$ (23)

Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of net operating loss
Net operating loss	$ 1,111	$ 956	$ 881
United States [Member]
Schedule of net operating loss
Net operating loss	850
Japan [Member]
Schedule of net operating loss
Net operating loss	108
Germany [Member]
Schedule of net operating loss
Net operating loss	100
Thailand [Member]
Schedule of net operating loss
Net operating loss	35
Other [Member]
Schedule of net operating loss
Net operating loss	$ 18

Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of reconciliation of beginning and ending amount of unrecognized tax
Unrecognized Tax Benefits, Ending Balance	$ 21	$ 20
Additions for tax positions of the current year	3	3
Additions for tax positions of prior years	1
Unrecognized Tax Benefits, Beginning Balance	20	18
Reductions for tax positions of prior years	(4)	(5)
Settlements
Statute of limitations expiration	(1)
Foreign currency translation	$ 2	$ 4

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textual) [Abstract]
Effective tax rate (percent)	(6.00%)	14.00%	(4.00%)	(96.00%)	35.00%
Discrete tax adjustments		$ 10		$ 4
Estimate of tax obligation	143		143
Income taxes (benefit)	(5)	5	(9)	(22)	27	(2)	15
Net operating loss					1,111	956	881
Interest and penalties related to unrecognized tax benefits					1	1
Unrecognized tax benefits, years					0
Foreign currency transaction gain			404		407
Tax obligation					144
United States [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforward, expiration date					2026
Deferred tax asset					13	22
Income Taxes (Textual) [Abstract]
Net operating loss					850
Germany [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforward, expiration date					2014
Income Taxes (Textual) [Abstract]
Net operating loss					100
Thailand [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforward, expiration date					2016
Income Taxes (Textual) [Abstract]
Net operating loss					35
Non US [Member]
Income Tax Contingency [Line Items]
Valuation allowance					$ 28

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Future contractual minimums
2012	$ 138
2013	138
2014	131
2015	131
2016	131
Thereafter	1,142
Purchase Obligation, Total	$ 1,811

Commitments and Contingencies (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Future minimum lease payments
2012	$ 13
2013	12
2014	8
2015	8
2016	6
Thereafter	1
Total future minimum lease payments	$ 48

Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Commitments and Contingencies (Textual) [Abstract]
Recognized obligations	$ 8	$ 7		$ 6
Rent expenses for non cancelable and cancelable operating leases	$ 23	$ 22	$ 25

Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Pension [Member]	Sep. 30, 2011 Pension [Member]	Sep. 30, 2012 Pension [Member]	Sep. 30, 2011 Pension [Member]	Sep. 30, 2012 Postretirement [Member]	Sep. 30, 2011 Postretirement [Member]	Sep. 30, 2012 Postretirement [Member]	Sep. 30, 2011 Postretirement [Member]
Schedule of net benefit costs
Service cost	$ 26	$ 21	$ 5	$ 7	$ 19	$ 20	$ 1	$ 1	$ 2	$ 1
Interest cost	11	8	3	3	9	8	1	1	3	3
Amortization of prior service cost (benefit)			0	0	0	0	0	0	1	1
Expected return on plan assets			(2)	(1)	(6)	(4)	0	0	0	0
Total			$ 6	$ 9	$ 22	$ 24	$ 2	$ 2	$ 6	$ 5

Pension Plans and Other Postretirement Benefits (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of domestic and foreign net periodic pension cost
Service cost for benefits earned	$ 26	$ 21
Interest cost on benefit obligations	11	8
Net actuarial (gain) loss recognized	4	35
Domestic plans [Member]
Components of domestic and foreign net periodic pension cost
Expected return on plan assets	(5)	(4)	(2)
Service cost for benefits earned	19	15	16
Interest cost on benefit obligations	7	5	3
Prior service benefit	(1)	(1)	(1)
Net actuarial (gain) loss recognized		(1)
Curtailment gain	(6)
Total	14	14	16
Foreign plans [Member]
Components of domestic and foreign net periodic pension cost
Expected return on plan assets	(1)	(1)	(1)
Service cost for benefits earned	7	6	5
Interest cost on benefit obligations	4	3	4
Prior service benefit
Net actuarial (gain) loss recognized	1
Curtailment gain
Total	$ 11	$ 8	$ 8

Pension Plans and Other Postretirement Benefits (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic plans [Member]
Weighted average assumptions used to determine benefit obligations
Discount rate	5.02%	5.60%	6.10%
Compensation increases	4.25%	4.38%	4.36%
Expected return on assets	7.50%	8.00%	8.00%
Foreign plans [Member]
Weighted average assumptions used to determine benefit obligations
Discount rate	3.00%	2.58%	3.41%
Compensation increases	2.25%	2.06%	2.32%
Expected return on assets	2.72%	2.71%	2.93%

Pension Plans and Other Postretirement Benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Projected benefit obligation
Defined benefit plan, benefit obligation, beginning balance	$ 258	$ 191
Service cost for benefits earned	26	21
Interest cost on benefit obligations	11	8
Participant contributions
Plan amendments	(4)	3
Actuarial loss (gain)	4	35
Benefits paid	(7)	(6)
Exchange rate adjustments	3	6
Plan curtailments	(6)
Defined benefit plan, benefit obligation, ending balance	285	258
Domestic plans [Member]
Projected benefit obligation
Defined benefit plan, benefit obligation, beginning balance	113	73
Service cost for benefits earned	19	15	16
Interest cost on benefit obligations	7	5	3
Participant contributions
Plan amendments		3
Actuarial loss (gain)		(1)
Benefits paid	(1)	(1)
Exchange rate adjustments
Plan curtailments	(6)
Defined benefit plan, benefit obligation, ending balance	153	113	73
Foreign plans [Member]
Projected benefit obligation
Defined benefit plan, benefit obligation, beginning balance	145	118
Service cost for benefits earned	7	6	5
Interest cost on benefit obligations	4	3	4
Participant contributions
Plan amendments	(4)
Actuarial loss (gain)	1
Benefits paid	(6)	(5)
Exchange rate adjustments	3	6
Plan curtailments
Defined benefit plan, benefit obligation, ending balance	$ 132	$ 145	$ 118

Pension Plans and Other Postretirement Benefits (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined benefit plan accumulated benefit obligation
Accumulated benefit obligation, ending balance	$ 241	$ 222
Domestic plans [Member]
Defined benefit plan accumulated benefit obligation
Accumulated benefit obligation, ending balance	118	84
Foreign plans [Member]
Defined benefit plan accumulated benefit obligation
Accumulated benefit obligation, ending balance	$ 123	$ 138

Pension Plans and Other Postretirement Benefits (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Funded plans with assets less than ABO
Plan assets	$ 103	$ 89
Accumulated benefit obligations	184	158
Projected benefit obligations	227	189
Unfunded plans
Accumulated benefit obligations	57	64
Projected benefit obligations	58	69
Domestic plans [Member]
Funded plans with assets less than ABO
Plan assets	70	57
Accumulated benefit obligations	102	73
Projected benefit obligations	137	97
Unfunded plans
Accumulated benefit obligations	16	11
Projected benefit obligations	16	16
Foreign plans [Member]
Funded plans with assets less than ABO
Plan assets	33	32
Accumulated benefit obligations	82	85
Projected benefit obligations	90	92
Unfunded plans
Accumulated benefit obligations	41	53
Projected benefit obligations	$ 42	$ 53

Pension Plans and Other Postretirement Benefits (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Components of the change in plan assets
Change in plan assets, beginning balance	$ 89	$ 69
Actual gain (loss) on plan assets	(1)	6
Employer contributions	18	16
Participant contributions
Benefits paid	(7)	(6)
Terminations and other
Exchange rate adjustments	1	4
Change in plan assets, ending balance	103	89
Domestic plans [Member]
Components of the change in plan assets
Change in plan assets, beginning balance	57	40
Actual gain (loss) on plan assets		6
Employer contributions	14	12
Participant contributions
Benefits paid	(1)	(1)
Terminations and other
Exchange rate adjustments
Change in plan assets, ending balance	70	57
Foreign plans [Member]
Components of the change in plan assets
Change in plan assets, beginning balance	32	29
Actual gain (loss) on plan assets	(1)
Employer contributions	4	4
Participant contributions
Benefits paid	(6)	(5)
Terminations and other
Exchange rate adjustments	1	4
Change in plan assets, ending balance	$ 33	$ 32

Pension Plans and Other Postretirement Benefits (Details 7)	Dec. 31, 2011	Dec. 31, 2010
Domestic plans [Member]
Percentage of the fair value of total plan assets
Total	100.00%	100.00%
Domestic plans [Member] | Cash and cash equivalents [Member]
Percentage of the fair value of total plan assets
Total	100.00%	1.00%
Domestic plans [Member] | Equity Securities [Member]
Percentage of the fair value of total plan assets
Total		61.00%
Domestic plans [Member] | Government Bonds [Member]
Percentage of the fair value of total plan assets
Total		19.00%
Domestic plans [Member] | Corporate Bond [Member]
Percentage of the fair value of total plan assets
Total		19.00%
Foreign plans [Member]
Percentage of the fair value of total plan assets
Total	100.00%	100.00%
Foreign plans [Member] | Cash and cash equivalents [Member]
Percentage of the fair value of total plan assets
Total	1.00%	1.00%
Foreign plans [Member] | Equity Securities [Member]
Percentage of the fair value of total plan assets
Total	17.00%	32.00%
Foreign plans [Member] | Government Bonds [Member]
Percentage of the fair value of total plan assets
Total	5.00%	14.00%
Foreign plans [Member] | Corporate Bond [Member]
Percentage of the fair value of total plan assets
Total	20.00%	21.00%
Foreign plans [Member] | Insurance Contracts [Member]
Percentage of the fair value of total plan assets
Total	51.00%	27.00%
Foreign plans [Member] | Other [Member]
Percentage of the fair value of total plan assets
Total	6.00%	5.00%

Pension Plans and Other Postretirement Benefits (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Domestic plans [Member]
Company fair value on a recurring basis
Fair value of total plan assets	$ 70	$ 57
Domestic plans [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	70	57
Domestic plans [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Cash and cash equivalents [Member]
Company fair value on a recurring basis
Fair value of total plan assets	70	1
Domestic plans [Member] | Cash and cash equivalents [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	70	1
Domestic plans [Member] | Cash and cash equivalents [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Cash and cash equivalents [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Equity Securities [Member]
Company fair value on a recurring basis
Fair value of total plan assets		34
Domestic plans [Member] | Equity Securities [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets		34
Domestic plans [Member] | Equity Securities [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Equity Securities [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Government Bonds [Member]
Company fair value on a recurring basis
Fair value of total plan assets		11
Domestic plans [Member] | Government Bonds [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets		11
Domestic plans [Member] | Government Bonds [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Government Bonds [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Corporate Bond [Member]
Company fair value on a recurring basis
Fair value of total plan assets		11
Domestic plans [Member] | Corporate Bond [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets		11
Domestic plans [Member] | Corporate Bond [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Domestic plans [Member] | Corporate Bond [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member]
Company fair value on a recurring basis
Fair value of total plan assets	33	32
Foreign plans [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	16	21
Foreign plans [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	17	11
Foreign plans [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Cash and cash equivalents [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Cash and cash equivalents [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Cash and cash equivalents [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Cash and cash equivalents [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Equity Securities [Member]
Company fair value on a recurring basis
Fair value of total plan assets	5	10
Foreign plans [Member] | Equity Securities [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	5	10
Foreign plans [Member] | Equity Securities [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Equity Securities [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Government Bonds [Member]
Company fair value on a recurring basis
Fair value of total plan assets	2	4
Foreign plans [Member] | Government Bonds [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	2	4
Foreign plans [Member] | Government Bonds [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Government Bonds [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Corporate Bond [Member]
Company fair value on a recurring basis
Fair value of total plan assets	7	7
Foreign plans [Member] | Corporate Bond [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	7	7
Foreign plans [Member] | Corporate Bond [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Corporate Bond [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Insurance Contracts [Member]
Company fair value on a recurring basis
Fair value of total plan assets	17	9
Foreign plans [Member] | Insurance Contracts [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Insurance Contracts [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	17	9
Foreign plans [Member] | Insurance Contracts [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets
Foreign plans [Member] | Other [Member]
Company fair value on a recurring basis
Fair value of total plan assets	2	2
Foreign plans [Member] | Other [Member] | Level 1 [Member]
Company fair value on a recurring basis
Fair value of total plan assets	2
Foreign plans [Member] | Other [Member] | Level 2 [Member]
Company fair value on a recurring basis
Fair value of total plan assets		2
Foreign plans [Member] | Other [Member] | Level 3 [Member]
Company fair value on a recurring basis
Fair value of total plan assets

Pension Plans and Other Postretirement Benefits (Details 9) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Funded status:
Fair value of plan assets	$ 103	$ 89	$ 69
Projected benefit obligation	285	258	191
Pension liability recognized	(182)	(169)
Amounts recorded in shareholder's deficit (pre-tax)
Prior service benefit	(6)	(3)
Net Actuarial Loss	31	21
Total	25	18
Domestic plans [Member]
Funded status:
Fair value of plan assets	70	57	40
Projected benefit obligation	153	113	73
Pension liability recognized	(83)	(56)
Amounts recorded in shareholder's deficit (pre-tax)
Prior service benefit	(2)	(3)
Net Actuarial Loss	25
Total	23	(3)
Foreign plans [Member]
Funded status:
Fair value of plan assets	33	32	29
Projected benefit obligation	132	145	118
Pension liability recognized	(99)	(113)
Amounts recorded in shareholder's deficit (pre-tax)
Prior service benefit	(4)
Net Actuarial Loss	6	21
Total	$ 2	$ 21

Pension Plans and Other Postretirement Benefits (Details 10) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Estimated future benefit payments
Expected future benefit payments, 2012	$ 8
Expected future benefit payments, 2013	9
Expected future benefit payments, 2014	9
Expected future benefit payments, 2015	12
Expected future benefit payments, 2016	10
Expected future benefit payments, 2017-2021	84
Domestic plans [Member]
Estimated future benefit payments
Expected future benefit payments, 2012	2
Expected future benefit payments, 2013	3
Expected future benefit payments, 2014	3
Expected future benefit payments, 2015	4
Expected future benefit payments, 2016	4
Expected future benefit payments, 2017-2021	41
Foreign plans [Member]
Estimated future benefit payments
Expected future benefit payments, 2012	6
Expected future benefit payments, 2013	6
Expected future benefit payments, 2014	6
Expected future benefit payments, 2015	8
Expected future benefit payments, 2016	6
Expected future benefit payments, 2017-2021	$ 43

Pension Plans and Other Postretirement Benefits (Details 11) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in accumulated postretirement benefit obligation
Defined benefit plan, benefit obligation, beginning balance	$ 258	$ 191
Service cost for benefits earned	26	21
Interest cost on benefit obligations	11	8
Actuarial loss (gain)	4	35
Benefits paid	(7)	(6)
Employee Contributions
Plan amendments	(4)	3
Defined benefit plan, benefit obligation, ending balance	285	258
Defined benefit postretirement health coverage [Member]
Changes in accumulated postretirement benefit obligation
Defined benefit plan, benefit obligation, beginning balance	94	80
Service cost for benefits earned	1	1	1
Interest cost on benefit obligations	5	5	5
Actuarial loss (gain)	5	8
Benefits paid	(2)	(1)
Employee Contributions
Plan amendments	1	1
Defined benefit plan, benefit obligation, ending balance	$ 104	$ 94	$ 80

Pension Plans and Other Postretirement Benefits (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Expected benefit payments
Expected Benefit Payments, Net, 2012	$ 8
Expected Benefit Payments, Net, 2013	9
Expected Benefit Payments, Net, 2014	9
Expected Benefit Payments, Net, 2015	12
Expected Benefit Payments, Net, 2016	10
Expected Benefit Payments, net, 2017-2021	84
Defined benefit postretirement health coverage [Member]
Expected benefit payments
Expected benefit payments, Gross, 2012	3
Expected benefit payments, Medicare Part D subsidy, 2012
Expected Benefit Payments, Net, 2012	3
Expected benefit payments, Gross, 2013	4
Expected benefit payments, Medicare Part D subsidy, 2013
Expected Benefit Payments, Net, 2013	4
Expected benefit payments, Gross, 2014	5
Expected benefit payments, Medicare Part D subsidy, 2014
Expected Benefit Payments, Net, 2014	5
Expected benefit payments, Gross, 2015	6
Expected benefit payments, Medicare Part D subsidy, 2015
Expected Benefit Payments, Net, 2015	6
Expected benefit payments, Gross, 2016	7
Expected benefit payments, Medicare Part D subsidy, 2016
Expected Benefit Payments, Net, 2016	7
Expected benefit payments, Gross, 2017-2021	44
Expected benefit payments, Medicare Part D subsidy, 2017-2021
Expected Benefit Payments, net, 2017-2021	$ 44

Pension Plans and Other Postretirement Benefits (Details Textual) (USD $)	12 Months Ended							3 Months Ended	9 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Germany [Member]	Dec. 31, 2010 Germany [Member]	Dec. 31, 2009 Germany [Member]	Sep. 30, 2012 Domestic plans [Member]	Sep. 30, 2012 Domestic plans [Member]	Sep. 30, 2011 Foreign plans [Member]	Dec. 31, 2011 Domestic plans [Member]	Dec. 31, 2010 Domestic plans [Member]	Dec. 31, 2009 Domestic plans [Member]	Dec. 31, 2012 Domestic plans [Member]	Dec. 31, 2012 Domestic plans [Member] Government Bonds [Member]	Dec. 31, 2012 Domestic plans [Member] Corporate Debt Securities [Member]	Dec. 31, 2012 Domestic plans [Member] Cash and cash equivalents [Member]	Dec. 31, 2012 Domestic plans [Member] Equity Securities [Member]	Dec. 31, 2011 Foreign plans [Member]	Dec. 31, 2010 Foreign plans [Member]	Dec. 31, 2009 Foreign plans [Member]	Dec. 31, 2012 Foreign plans [Member]	Dec. 31, 2012 Foreign plans [Member] Government Bonds [Member]	Dec. 31, 2012 Foreign plans [Member] Corporate Debt Securities [Member]	Dec. 31, 2012 Foreign plans [Member] Cash and cash equivalents [Member]	Dec. 31, 2012 Foreign plans [Member] Equity Securities [Member]	Dec. 31, 2012 Foreign plans [Member] Insurance Contracts [Member]	Dec. 31, 2012 Foreign plans [Member] Other [Member]	Dec. 31, 2012 Defined benefit postretirement health coverage [Member]	Dec. 31, 2011 Defined benefit postretirement health coverage [Member]	Dec. 31, 2010 Defined benefit postretirement health coverage [Member]	Dec. 31, 2009 Defined benefit postretirement health coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Company Contributions								$ 13,000,000		$ 3,000,000
Employer contributions		18,000,000	16,000,000					5,000,000		13,000,000	14,000,000	12,000,000							4,000,000	4,000,000
Defined benefit pension plans, percentage					3.00%	1.75%	1.75%				4.25%	4.38%	4.36%						2.25%	2.06%	2.32%
Employer expected contributions														16,000,000								3,000,000
Curtailment gain on domestic pension benefits									1,000,000		(6,000,000)
Target allocations															19.00%	19.00%	2.00%	60.00%					15.00%	24.00%	1.00%	30.00%	25.00%	5.00%
Net periodic postretirement benefit cost											14,000,000	14,000,000	16,000,000						11,000,000	8,000,000	8,000,000									7,000,000	7,000,000	7,000,000
Service cost for benefits earned		26,000,000	21,000,000								19,000,000	15,000,000	16,000,000						7,000,000	6,000,000	5,000,000									1,000,000	1,000,000	1,000,000
Interest cost on benefit obligations		11,000,000	8,000,000								7,000,000	5,000,000	3,000,000						4,000,000	3,000,000	4,000,000									5,000,000	5,000,000	5,000,000
Amortization of prior service cost and net actuarial gain																														1,000,000	1,000,000	1,000,000
Unrecognized prior service cost																														10,000,000	12,000,000
Unrecognized net actuarial losses																														10,000,000	5,000,000
Estimated prior service benefit to be amortized		1,000,000																											1,000,000
Estimated Net Actuarial Loss to be amortized		2,000,000																											0
Related earnings effects include discount rates																														4.58%	5.10%
Initial healthcare trend rate																														7.50%	7.50%
Initial healthcare trend rate decline																													4.50%
Initial healthcare trend rate decline period																														2024
Increasing or decreasing the healthcare cost trend rates																														1.00%
Accumulated postretirement benefit obligation																														9,000,000	10,000,000
Accumulated postretirement benefit obligation, Decrease																														8,000,000	9,000,000
Pension Plans And Other Postretirement Benefits (Textual) [Abstract]
Annual earnings in percentage	4.00%
Annual earnings	9,800
Recognized expense		6,000,000	4,000,000	2,000,000
Employee retirement minimum eligible age	60 years
Defined benefit pension plans benefit period	3 years
Defined benefit pension plan compensation period	10
Pension plan expense description		Less Than 1	Less Than 1	Less Than 1
Pension expense		1,000,000	1,000,000	1,000,000
Estimated prior service benefit to be amortized		$ 1,000,000																											$ 1,000,000

Operating Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of significant accounting policies
Net sales	$ 571	$ 653	$ 1,791	$ 2,041	$ 2,637	$ 2,588	$ 2,083
Operating income (loss)	(7)	27	(36)	170	142	262	40
Depreciation and amortization	48	49	142	147	197	197	191
Capital expenditures					111	95	77
Revenue from External Customers	571	653	1,791	2,041
Segment EBITDA	51	97	164	344	379	492	261
Silicones [Member]
Summary of significant accounting policies
Net sales					2,310	2,286	1,913
Operating income (loss)					291	433	253
Depreciation and amortization					170	169	162
Capital expenditures					89	76	68
Revenue from External Customers	512	568	1,616	1,780
Segment EBITDA	44	74	153	270	291	433	253
Quartz [Member]
Summary of significant accounting policies
Net sales					327	302	170
Operating income (loss)					101	92	21
Depreciation and amortization					27	28	29
Capital expenditures					22	19	9
Revenue from External Customers	59	85	175	261
Segment EBITDA	16	25	38	83	101	92	21
Other [Member]
Summary of significant accounting policies
Operating income (loss)					(13)	(33)	(13)
Segment EBITDA	$ (9)	$ (2)	$ (27)	$ (9)	$ (13)	$ (33)	$ (13)

Operating Segments (Details1) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of total assets
Assets	$ 2,986	$ 3,165	$ 3,292
Silicones [Member]
Summary of total assets
Assets		2,775	2,900
Quartz [Member]
Summary of total assets
Assets		355	338
Other [Member]
Summary of total assets
Assets		$ 35	$ 54

Operating Segments (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Segment EBITDA to Net Loss
Segment EBITDA	$ 51	$ 97	$ 164	$ 344	$ 379	$ 492	$ 261
Non Cash Charges	1	(13)	(9)	(4)	(8)	(7)	5
Restructuring and other costs	(9)	(8)	(35)	(24)	(39)	(27)	(23)
Total Adjustments	(8)	(21)	(44)	(28)	(47)	(34)	(18)
Interest expense, net	(71)	(64)	(197)	(193)	(256)	(249)	(258)
Income tax (expense) benefit	5	(5)	9	22	(27)	2	(15)
Depreciation and amortization expenses	48	49	142	147	197	197	191
Gains (loss) on extinguishment and exchange of debt			(6)		7	(78)	179
Net loss	(81)	(32)	(234)	(45)	(140)	(63)	(42)
Silicones [Member]
Reconciliation Segment EBITDA to Net Loss
Segment EBITDA	44	74	153	270	291	433	253
Depreciation and amortization expenses					170	169	162
Quartz [Member]
Reconciliation Segment EBITDA to Net Loss
Segment EBITDA	16	25	38	83	101	92	21
Depreciation and amortization expenses					27	28	29
Other [Member]
Reconciliation Segment EBITDA to Net Loss
Segment EBITDA	$ (9)	$ (2)	$ (27)	$ (9)	$ (13)	$ (33)	$ (13)

Operating Segments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues From External Customers And Long Lived Assets By Geographical Areas
Net sales	$ 2,637	$ 2,588	$ 2,083
Total long-lived assets	2,058	2,120
United States [Member]
Revenues From External Customers And Long Lived Assets By Geographical Areas
Net sales	847	844	659
Total long-lived assets	579	599
Canada [Member]
Revenues From External Customers And Long Lived Assets By Geographical Areas
Net sales	44	44	37
Total long-lived assets	18	18
Pacific [Member]
Revenues From External Customers And Long Lived Assets By Geographical Areas
Net sales	816	824	632
Total long-lived assets	826	833
Europe [Member]
Revenues From External Customers And Long Lived Assets By Geographical Areas
Net sales	813	779	675
Total long-lived assets	628	663
Mexico and brazil [Member]
Revenues From External Customers And Long Lived Assets By Geographical Areas
Net sales	117	97	80
Total long-lived assets	$ 7	$ 7

Operating Segments (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Segment	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009
Operating Segments (Textual) [Abstract]
Number of operating segments	2	2
Percentage of revenue transaction comprised		3.00%	3.00%	3.00%

Guarantor and Non - Guarantor Condensed Consolidating Financial Statements (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 110,000,000	$ 203,000,000	$ 250,000,000	$ 254,000,000	$ 210,000,000	$ 340,000,000
Accounts receivable	307,000,000	315,000,000		336,000,000
Due from affiliates	1,000,000	8,000,000		4,000,000
Inventories	399,000,000	394,000,000		375,000,000
Prepaid expenses	20,000,000	14,000,000		10,000,000
Income tax receivable				2,000,000
Deferred income taxes	9,000,000	10,000,000		12,000,000
Other current assets	46,000,000	49,000,000		50,000,000
Total current assets	892,000,000	993,000,000		1,043,000,000
Property and equipment, net	1,040,000,000	1,084,000,000		1,109,000,000
Other long-term assets	89,000,000	89,000,000		88,000,000
Deferred income taxes	24,000,000	25,000,000		41,000,000
Intangible assets, net	509,000,000	542,000,000		586,000,000
Goodwill	432,000,000	432,000,000		425,000,000	414,000,000
Total assets	2,986,000,000	3,165,000,000		3,292,000,000
Current liabilities:
Trade payables	296,000,000	312,000,000		303,000,000
Short-term borrowings	4,000,000	3,000,000		2,000,000
Accrued expenses and other liabilities	151,000,000	162,000,000		170,000,000
Accrued interest	57,000,000	62,000,000		25,000,000
Due to affiliates	7,000,000	15,000,000		2,000,000
Accrued income taxes	5,000,000	2,000,000		10,000,000
Deferred income taxes	20,000,000	19,000,000		13,000,000
Current installments of long-term debt	31,000,000	36,000,000		25,000,000
Total current liabilities	571,000,000	611,000,000		550,000,000
Long-term debt	2,978,000,000	2,895,000,000		2,952,000,000
Other liabilities	50,000,000	51,000,000		59,000,000
Pension liabilities	299,000,000	292,000,000		272,000,000
Deferred income taxes	48,000,000	52,000,000		63,000,000
Total liabilities	3,946,000,000	3,901,000,000		3,896,000,000
Equity (deficit):
Common stock
Additional paid-in capital	605,000,000	605,000,000		603,000,000
Accumulated deficit	(1,803,000,000)	(1,569,000,000)		(1,428,000,000)
Accumulated other comprehensive income	238,000,000	228,000,000		217,000,000	180,000,000	176,000,000
Total Momentive Performance Materials Inc.'s deficit	(960,000,000)	(736,000,000)		(608,000,000)
Noncontrolling interests				4,000,000	4,000,000	4,000,000
Total deficit	(960,000,000)	(736,000,000)		(604,000,000)	(578,000,000)	(541,000,000)
Total liabilities and equity (deficit)	2,986,000,000	3,165,000,000		3,292,000,000
Parent [Member]
Current assets:
Cash and cash equivalents	5,000,000	41,000,000	43,000,000	31,000,000	56,000,000	2,000,000
Due from affiliates		3,000,000		2,000,000
Income tax receivable
Total current assets	5,000,000	44,000,000		33,000,000
Other long-term assets	56,000,000	55,000,000		60,000,000
Investment in affiliates	1,397,000,000	1,415,000,000		1,430,000,000
Intercompany borrowing	80,000	20,000,000
Total assets	1,538,000,000	1,534,000,000		1,523,000,000
Current liabilities:
Accrued expenses and other liabilities	1,000,000	2,000,000		1,000,000
Accrued interest	57,000,000	61,000,000		25,000,000
Due to affiliates		14,000,000
Total current liabilities	58,000,000	77,000,000		26,000,000
Long-term debt	2,145,000,000	1,891,000,000		1,910,000,000
Intercompany borrowing	295,000,000	302,000,000		195,000,000
Total liabilities	2,498,000,000	2,270,000,000		2,131,000,000
Equity (deficit):
Common stock
Additional paid-in capital	605,000,000	605,000,000		603,000,000
Accumulated deficit	(1,803,000,000)	(1,569,000,000)		(1,428,000,000)
Accumulated other comprehensive income	238,000,000	228,000,000		217,000,000
Total Momentive Performance Materials Inc.'s deficit	(960,000,000)	(736,000,000)		(608,000,000)
Noncontrolling interests
Total deficit	(960,000,000)	(736,000,000)		(608,000,000)
Total liabilities and equity (deficit)	1,538,000,000	1,534,000,000		1,523,000,000
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	3,000,000	3,000,000		1,000,000	10,000,000	200,000,000
Accounts receivable	85,000,000	82,000,000		96,000,000
Due from affiliates	81,000,000	60,000,000		84,000,000
Inventories	167,000,000	193,000,000		188,000,000
Prepaid expenses	16,000,000	11,000,000		7,000,000
Income tax receivable
Deferred income taxes	1,000,000	1,000,000
Other current assets	6,000,000	11,000,000		13,000,000
Total current assets	359,000,000	361,000,000		389,000,000
Property and equipment, net	467,000,000	495,000,000		507,000,000
Other long-term assets	10,000,000	9,000,000		2,000,000
Intercompany borrowing	1,167,000,000	1,091,000,000		1,020,000,000
Intangible assets, net	79,000,000	84,000,000		91,000,000
Total assets	2,082,000,000	2,040,000,000		2,009,000,000
Current liabilities:
Trade payables	71,000,000	93,000,000		86,000,000
Accrued expenses and other liabilities	68,000,000	62,000,000		79,000,000
Due to affiliates	19,000,000	26,000,000		30,000,000
Total current liabilities	158,000,000	181,000,000		195,000,000
Long-term debt	80,000,000
Other liabilities	8,000,000	9,000,000		9,000,000
Pension liabilities	189,000,000	186,000,000		151,000,000
Intercompany borrowing	70,000,000	164,000,000		134,000,000
Accumulated losses from unconsolidated subsidiaries in excess of investment	180,000,000	85,000,000		90,000,000
Total liabilities	685,000,000	625,000,000		579,000,000
Equity (deficit):
Common stock
Additional paid-in capital	1,941,000,000	1,911,000,000		2,001,000,000
Accumulated deficit	(782,000,000)	(724,000,000)		(788,000,000)
Accumulated other comprehensive income	238,000,000	228,000,000		217,000,000
Total Momentive Performance Materials Inc.'s deficit	1,397,000,000	1,415,000,000		1,430,000,000
Noncontrolling interests
Total deficit	1,397,000,000	1,415,000,000		1,430,000,000
Total liabilities and equity (deficit)	2,082,000,000	2,040,000,000		2,009,000,000
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	102,000,000	159,000,000	204,000,000	222,000,000	144,000,000	138,000,000
Accounts receivable	222,000,000	233,000,000		240,000,000
Due from affiliates	12,000,000	30,000,000		30,000,000
Inventories	232,000,000	201,000,000		187,000,000
Prepaid expenses	4,000,000	3,000,000		3,000,000
Income tax receivable				2,000,000
Deferred income taxes	8,000,000	9,000,000		12,000,000
Other current assets	40,000,000	38,000,000		37,000,000
Total current assets	620,000,000	673,000,000		733,000,000
Property and equipment, net	573,000,000	589,000,000		602,000,000
Other long-term assets	23,000,000	25,000,000		26,000,000
Deferred income taxes	24,000,000	25,000,000		41,000,000
Intercompany borrowing	181,000,000	259,000,000		210,000,000
Intangible assets, net	430,000,000	458,000,000		495,000,000
Goodwill	432,000,000	432,000,000		425,000,000
Total assets	2,283,000,000	2,461,000,000		2,532,000,000
Current liabilities:
Trade payables	225,000,000	219,000,000		217,000,000
Short-term borrowings	4,000,000	3,000,000		2,000,000
Accrued expenses and other liabilities	82,000,000	98,000,000		90,000,000
Accrued interest		1,000,000
Due to affiliates	80,000,000	60,000,000		84,000,000
Accrued income taxes	5,000,000	2,000,000		10,000,000
Deferred income taxes	20,000,000	19,000,000		13,000,000
Current installments of long-term debt	31,000,000	36,000,000		25,000,000
Total current liabilities	447,000,000	438,000,000		441,000,000
Long-term debt	753,000,000	1,004,000,000		1,042,000,000
Other liabilities	42,000,000	42,000,000		50,000,000
Pension liabilities	110,000,000	106,000,000		121,000,000
Intercompany borrowing	1,063,000,000	904,000,000		901,000,000
Deferred income taxes	48,000,000	52,000,000		63,000,000
Total liabilities	2,463,000,000	2,546,000,000		2,618,000,000
Equity (deficit):
Common stock
Additional paid-in capital	540,000,000	567,000,000		566,000,000
Accumulated deficit	(996,000,000)	(925,000,000)		(890,000,000)
Accumulated other comprehensive income	276,000,000	273,000,000		234,000,000
Total Momentive Performance Materials Inc.'s deficit	(180,000,000)	(85,000,000)		(90,000,000)
Noncontrolling interests				4,000,000
Total deficit	(180,000,000)	(85,000,000)		(86,000,000)
Total liabilities and equity (deficit)	2,283,000,000	2,461,000,000		2,532,000,000
Eliminations [Member]
Current assets:
Due from affiliates	(92,000,000)	(85,000,000)		(112,000,000)
Income tax receivable
Total current assets	(92,000,000)	(85,000,000)		(112,000,000)
Investment in affiliates	(1,397,000,000)	(1,415,000,000)		(1,430,000,000)
Intercompany borrowing	(1,428,000,000)	(1,370,000,000)		(1,230,000,000)
Total assets	(2,917,000,000)	(2,870,000,000)		(2,772,000,000)
Current liabilities:
Due to affiliates	(92,000,000)	(85,000,000)		(112,000,000)
Total current liabilities	(92,000,000)	(85,000,000)		(112,000,000)
Intercompany borrowing	(1,428,000,000)	(1,370,000,000)		(1,230,000,000)
Accumulated losses from unconsolidated subsidiaries in excess of investment	(180,000,000)	(85,000,000)		(90,000,000)
Total liabilities	(1,700,000,000)	(1,540,000,000)		(1,432,000,000)
Equity (deficit):
Common stock
Additional paid-in capital	(2,481,000,000)	(2,478,000,000)		(2,567,000,000)
Accumulated deficit	1,778,000,000	1,649,000,000		1,678,000,000
Accumulated other comprehensive income	(514,000,000)	(501,000,000)		(451,000,000)
Total Momentive Performance Materials Inc.'s deficit	(1,217,000,000)	(1,330,000,000)		(1,340,000,000)
Noncontrolling interests
Total deficit	(1,217,000,000)	(1,330,000,000)		(1,340,000,000)
Total liabilities and equity (deficit)	$ (2,917,000,000)	$ (2,870,000,000)		$ (2,772,000,000)

Guarantor and Non - Guarantor Condensed Consolidating Financial Statements (Details1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 571,000,000	$ 653,000,000	$ 1,791,000,000	$ 2,041,000,000	$ 2,637,000,000	$ 2,588,000,000	$ 2,083,000,000
Costs and expenses:
Cost of sales, excluding depreciation	410,000,000	448,000,000	1,293,000,000	1,351,000,000	1,798,000,000	1,645,000,000	1,420,000,000
Selling, general and administrative expenses	102,000,000	109,000,000	339,000,000	313,000,000	422,000,000	411,000,000	369,000,000
Depreciation and amortization expenses	48,000,000	49,000,000	142,000,000	147,000,000	197,000,000	197,000,000	191,000,000
Research and development expenses	18,000,000	20,000,000	53,000,000	60,000,000	78,000,000	73,000,000	63,000,000
Operating income (loss)	(7,000,000)	27,000,000	(36,000,000)	170,000,000	142,000,000	262,000,000	40,000,000
Other income (expense):
Interest income		1,000	1,000,000	1,000,000	1,000,000	2,000,000	3,000,000
Interest expense	(71,000,000)	(65,000,000)	(198,000,000)	(194,000,000)	(257,000,000)	(251,000,000)	(261,000,000)
Other income (expense), net			11,000,000				12,000,000
Gains (loss) on extinguishment and exchange of debt			(6,000,000)		7,000,000	(78,000,000)	179,000,000
Loss before income taxes (benefit) and (losses) earnings from unconsolidated entities	(78,000,000)	(37,000,000)	(228,000,000)	(23,000,000)	(107,000,000)	(65,000,000)	(27,000,000)
Income tax (expense) benefit	5,000,000	(5,000,000)	9,000,000	22,000,000	(27,000,000)	2,000,000	(15,000,000)
Income (loss) before losses from unconsolidated entities	(83,000,000)	(32,000,000)	(237,000,000)	(45,000,000)	(134,000,000)	(63,000,000)	(42,000,000)
Losses from unconsolidated entities	2,000,000		3,000,000		(6,000,000)
Net income (loss)	(81,000,000)	(32,000,000)	(234,000,000)	(45,000,000)	(140,000,000)	(63,000,000)	(42,000,000)
Net (income) loss attributable to noncontrolling interests				(1,000,000)	(1,000,000)	(1,000,000)
Net income (loss) attributable to Momentive Performance Materials Inc.	(81,000,000)	(32,000,000)	(234,000,000)	(46,000,000)	(141,000,000)	(64,000,000)	(42,000,000)
Comprehensive (loss) income	(59,000,000)	(2,000,000)	(224,000,000)	(19,000,000)	(130,000,000)	(27,000,000)	(38,000,000)
Parent [Member]
Costs and expenses:
Selling, general and administrative expenses	11,000,000	(16,000,000)	17,000,000	9,000,000	4,000,000	(47,000,000)	12,000,000
Operating income (loss)	(11,000,000)	16,000,000	(17,000,000)	(9,000,000)	(4,000,000)	47,000,000	(12,000,000)
Other income (expense):
Interest expense	(57,000,000)	(53,000,000)	(163,000,000)	(160,000,000)	(211,000,000)	(211,000,000)	(212,000,000)
Other income (expense), net				3,000,000	3,000,000	(1,000,000)
Gains (loss) on extinguishment and exchange of debt			4,000,000		7,000,000	(78,000,000)	179,000,000
Loss before income taxes (benefit) and (losses) earnings from unconsolidated entities	(68,000,000)	(37,000,000)	(176,000,000)	(166,000,000)	(205,000,000)	(243,000,000)	(45,000,000)
Income (loss) before losses from unconsolidated entities	(68,000,000)	(37,000,000)	(176,000,000)	(166,000,000)	(205,000,000)	(243,000,000)	(45,000,000)
Losses from unconsolidated entities	(13,000,000)	5,000,000	(58,000,000)	120,000,000	64,000,000	179,000,000	3,000,000
Net income (loss)	(81,000,000)	(32,000,000)	(234,000,000)	(46,000,000)	(141,000,000)	(64,000,000)	(42,000,000)
Net (income) loss attributable to noncontrolling interests
Net income (loss) attributable to Momentive Performance Materials Inc.	(81,000,000)	(32,000,000)	(234,000,000)	(46,000,000)	(141,000,000)	(64,000,000)	(42,000,000)
Comprehensive (loss) income	(59,000,000)	(2,000,000)	(234,000,000)	(19,000,000)	(130,000,000)	(27,000,000)	(38,000,000)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	255,000,000	294,000,000	777,000,000	899,000,000	1,145,000,000	1,118,000,000	887,000,000
Costs and expenses:
Cost of sales, excluding depreciation	186,000,000	212,000,000	579,000,000	623,000,000	808,000,000	737,000,000	618,000,000
Selling, general and administrative expenses	39,000,000	33,000,000	162,000,000	126,000,000	195,000,000	213,000,000	159,000,000
Depreciation and amortization expenses	21,000,000	20,000,000	60,000,000	58,000,000	79,000,000	86,000,000	85,000,000
Research and development expenses	12,000,000	14,000,000	36,000,000	41,000,000	54,000,000	49,000,000	41,000,000
Operating income (loss)	(3,000,000)	15,000,000	(60,000,000)	51,000,000	9,000,000	33,000,000	(16,000,000)
Other income (expense):
Interest income	24,000,000	26,000,000	75,000,000	78,000,000	103,000,000	97,000,000	98,000,000
Interest expense	(3,000,000)	(4,000,000)	(8,000,000)	(10,000,000)	(12,000,000)	(6,000,000)	(12,000,000)
Other income (expense), net				(1,000,000)	(1,000,000)		1,000,000
Gains (loss) on extinguishment and exchange of debt			5,000,000
Loss before income taxes (benefit) and (losses) earnings from unconsolidated entities	18,000,000	37,000,000	12,000,000	118,000,000	99,000,000	124,000,000	71,000,000
Income tax (expense) benefit			(1,000,000)			(1,000,000)	3,000,000
Income (loss) before losses from unconsolidated entities	18,000,000	37,000,000	13,000,000	118,000,000	99,000,000	123,000,000	74,000,000
Losses from unconsolidated entities	(31,000,000)	(32,000,000)	(71,000,000)	2,000,000	(35,000,000)	56,000,000	(71,000,000)
Net income (loss)	(13,000,000)	5,000,000	(58,000,000)	120,000,000	64,000,000	179,000,000	3,000,000
Net (income) loss attributable to noncontrolling interests
Net income (loss) attributable to Momentive Performance Materials Inc.	(13,000,000)	5,000,000	(58,000,000)	120,000,000	64,000,000	179,000,000	3,000,000
Comprehensive (loss) income	9,000,000	35,000,000	(48,000,000)	146,000,000	75,000,000	215,000,000	7,000,000
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	429,000,000	487,000,000	1,369,000,000	1,568,000,000	2,023,000,000	1,973,000,000	1,581,000,000
Costs and expenses:
Cost of sales, excluding depreciation	337,000,000	364,000,000	1,069,000,000	1,154,000,000	1,521,000,000	1,411,000,000	1,187,000,000
Selling, general and administrative expenses	52,000,000	92,000,000	160,000,000	178,000,000	223,000,000	245,000,000	198,000,000
Depreciation and amortization expenses	27,000,000	29,000,000	82,000,000	89,000,000	118,000,000	111,000,000	106,000,000
Research and development expenses	6,000,000	6,000,000	17,000,000	19,000,000	24,000,000	24,000,000	22,000,000
Operating income (loss)	7,000,000	(4,000,000)	41,000,000	128,000,000	137,000,000	182,000,000	68,000,000
Other income (expense):
Interest income	3,000,000	2,000,000	5,000,000	6,000,000	8,000,000	8,000,000	8,000,000
Interest expense	(38,000,000)	(35,000,000)	(106,000,000)	(107,000,000)	(144,000,000)	(137,000,000)	(140,000,000)
Other income (expense), net			11,000,000	(2,000,000)	(2,000,000)	1,000,000	11,000,000
Gains (loss) on extinguishment and exchange of debt			(15,000,000)
Loss before income taxes (benefit) and (losses) earnings from unconsolidated entities	(28,000,000)	(37,000,000)	(64,000,000)	25,000,000	(1,000,000)	54,000,000	(53,000,000)
Income tax (expense) benefit	5,000,000	(5,000,000)	10,000,000	22,000,000	(27,000,000)	3,000,000	(18,000,000)
Income (loss) before losses from unconsolidated entities	(33,000,000)	(32,000,000)	(74,000,000)	3,000,000	(28,000,000)	57,000,000	(71,000,000)
Losses from unconsolidated entities	2,000,000		3,000,000		(6,000,000)
Net income (loss)	(31,000,000)	(32,000,000)	(71,000,000)	3,000,000	(34,000,000)	57,000,000	(71,000,000)
Net (income) loss attributable to noncontrolling interests				(1,000,000)	(1,000,000)	(1,000,000)
Net income (loss) attributable to Momentive Performance Materials Inc.	(31,000,000)	(32,000,000)	(71,000,000)	2,000,000	(35,000,000)	56,000,000	(71,000,000)
Comprehensive (loss) income	(13,000,000)	(2,000,000)	(66,000,000)	28,000,000	4,000,000	119,000,000	(73,000,000)
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	(113,000,000)	(128,000,000)	(355,000,000)	(426,000,000)	(531,000,000)	(503,000,000)	(385,000,000)
Costs and expenses:
Cost of sales, excluding depreciation	(113,000,000)	(128,000,000)	(355,000,000)	(426,000,000)	(531,000,000)	(503,000,000)	(385,000,000)
Other income (expense):
Interest income	(27,000,000)	(27,000,000)	(79,000,000)	(83,000,000)	(110,000,000)	(103,000,000)	(103,000,000)
Interest expense	27,000,000	27,000,000	79,000,000	83,000,000	110,000,000	103,000,000	103,000,000
Other income (expense), net
Losses from unconsolidated entities	44,000,000	27,000,000	129,000,000	(122,000,000)	(29,000,000)	(235,000,000)	68,000,000
Net income (loss)	44,000,000	27,000,000	129,000,000	(122,000,000)	(29,000,000)	(235,000,000)	68,000,000
Net (income) loss attributable to noncontrolling interests
Net income (loss) attributable to Momentive Performance Materials Inc.	44,000,000	27,000,000	129,000,000	(122,000,000)	(29,000,000)	(235,000,000)	68,000,000
Comprehensive (loss) income	$ 4,000,000	$ (33,000,000)	$ 114,000,000	$ (174,000,000)	$ (79,000,000)	$ (334,000,000)	$ 66,000,000

Guarantor and Non - Guarantor Condensed Consolidating Financial Statements (Details 2) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (103)	$ 84	$ 109	$ 262	$ 27
Cash flows from investing activities:
Capital expenditures	(69)	(71)	(111)	(95)	(77)
Purchases of intangible assets	(2)	(2)	(2)	(4)	(3)
Investment in joint venture			(6)		(5)
Net cash used in investing activities	(69)	(73)	(119)	(99)	(85)
Cash flows from financing activities:
Debt issuance costs	(8)	(5)	(5)	(18)	(7)
Increase (decrease) in short-term borrowings	1	(1)	1	2	(7)
Proceeds from long-term debt	559	52	52	849	106
Dividends paid within MPM Inc.				1
Dividends paid to parent			(1)	(1)
Payments of long-term debt	(487)	(61)	(88)	(890)	(158)
Payments on extinguishment of debt				(54)
Net cash used in financing activities	65	(15)	(41)	(112)	(66)
Increase (decrease) in cash and cash equivalents	(107)	(4)	(51)	51	(124)
Effect of exchange rate changes on cash	14			(7)	(6)
Cash and cash equivalents, beginning of period	203	254	254	210	340
Cash and cash equivalents, end of period	110	250	203	254	210
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(148)	(83)	(57)	(36)	(93)
Cash flows from financing activities:
Debt issuance costs	(5)	(5)	(5)	(18)	(7)
Increase (decrease) in short-term borrowings			1
Proceeds from long-term debt	250			848
Dividends paid to parent			(1)	(1)
Payments of long-term debt			(16)	(767)
Payments on extinguishment of debt				(54)
Proceeds from intercompany loans			20	20
Net borrowings between affiliates	(147)	96	93	48	144
Net cash used in financing activities	98	91	72	56	137
Increase (decrease) in cash and cash equivalents	(50)	8	15	20	44
Effect of exchange rate changes on cash	14	4	(5)	(45)	10
Cash and cash equivalents, beginning of period	41	31	31	56	2
Cash and cash equivalents, end of period	5	43	41	31	56
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	63	138	187	242	179
Cash flows from investing activities:
Capital expenditures	(28)	(34)	(56)	(51)	(33)
Purchases of intangible assets	(2)	(2)	(2)	(3)	(2)
Capital contribution			(8)	(48)	(5)
Proceeds from return of capital	36	11	25
Proceeds from disposal of assets	2
Net cash used in investing activities	6	(25)	(41)	(102)	(40)
Cash flows from financing activities:
Proceeds from long-term debt	175				100
Dividends paid within MPM Inc.	(48)	(49)	(97)	(97)	(93)
Payments of long-term debt	(95)			(100)	(150)
Proceeds from intercompany loans			20	58
Net borrowings between affiliates	(101)	(62)	(47)	48	(186)
Net cash used in financing activities	(69)	(111)	(144)	(149)	(329)
Increase (decrease) in cash and cash equivalents		2	2	(9)	(190)
Cash and cash equivalents, beginning of period	3	1	1	10	200
Cash and cash equivalents, end of period	3		3	1	10
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	30	82	79	176	45
Cash flows from investing activities:
Capital expenditures	(41)	(37)	(55)	(44)	(44)
Purchases of intangible assets				(1)	(1)
Intercompany loans			(40)	(78)
Investment in joint venture			(6)		(5)
Net cash used in investing activities	(39)	(37)	(61)	(45)	(50)
Cash flows from financing activities:
Debt issuance costs	(3)
Increase (decrease) in short-term borrowings	1	(1)		2	(7)
Proceeds from long-term debt	134	52	52	1	6
Dividends paid within MPM Inc.		(4)	(3)	(23)	(11)
Payments of long-term debt	(392)	(61)	(72)	(23)	(8)
Proceeds from capital contribution			8	48	5
Return of capital	(36)	(11)	(25)
Net borrowings between affiliates	248	(34)	(46)	(96)	42
Net cash used in financing activities	(48)	(59)	(86)	(91)	27
Increase (decrease) in cash and cash equivalents	(57)	(14)	(68)	40	22
Effect of exchange rate changes on cash		(4)	5	38	(16)
Cash and cash equivalents, beginning of period	159	222	222	144	138
Cash and cash equivalents, end of period	102	204	159	222	144
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(48)	(53)	(100)	(120)	(104)
Cash flows from investing activities:
Capital contribution			8	48	5
Intercompany loans			40	78
Proceeds from return of capital	(36)	(11)	(25)
Net cash used in investing activities	(36)	(11)	(17)	48	5
Cash flows from financing activities:
Dividends paid within MPM Inc.	48	53	100	120	104
Proceeds from capital contribution			(8)	(48)	(5)
Proceeds from intercompany loans			(40)	(78)
Return of capital	36	11	25
Net cash used in financing activities	$ 84	$ 64	$ 117	$ 72	$ 99

Guarantor and Non - Guarantor Condensed Consolidating Financial Statements (Details Textual) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2011 Parent [Member] USD ($)	Dec. 31, 2011 Parent [Member] USD ($)	Dec. 31, 2010 Parent [Member] USD ($)	Dec. 31, 2009 Parent [Member] USD ($)	Dec. 31, 2011 Parent Company [Member] USD ($)	Mar. 31, 2012 Guarantor Subsidiaries [Member] USD ($)	Sep. 30, 2011 Guarantor Subsidiaries [Member] USD ($)	Dec. 31, 2011 Guarantor Subsidiaries [Member] USD ($)	Dec. 31, 2010 Guarantor Subsidiaries [Member] USD ($)	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] USD ($)	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] USD ($)	Sep. 30, 2012 Senior notes [Member] USD ($)	Dec. 31, 2011 Senior notes [Member] USD ($)	Sep. 30, 2012 Senior notes [Member] 10% senior secured notes, due October 2020 [Member] USD ($)	Sep. 30, 2012 Springing lien notes [Member] USD ($)	Sep. 30, 2012 Springing lien notes [Member] EUR (€)	Dec. 31, 2011 Springing lien notes [Member] USD ($)	Dec. 31, 2011 Springing lien notes [Member] EUR (€)	Sep. 30, 2012 Senior subordinated notes [Member] USD ($)	Dec. 31, 2011 Senior subordinated notes [Member] USD ($)
Debt Instrument [Line Items]
Secured debt																	$ 250
Long-term debt		2,931	2,977												200	200		1,161	133	1,161	133	382	382
Increase amount to net cash provided by (used in) operating activities				49	97	97	104			4	3	23
Decrease amount to net cash used in investing activities					8	48	5
Increase in investment in affialiates									123		85	90
Increase or decrease in Intercompany Borrowings								$ 20			$ (12)	$ 23	$ 196	$ 101
Guarantor and Non - Guarantor Condensed Consolidating Financial Statements (Textual) [Abstract]
Ownership percentage by parent	100.00%	100.00%

Subsequent Events (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended							9 Months Ended	1 Months Ended
	Nov. 16, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 25, 2012	Dec. 31, 2011 Revolving credit facility [Member]	Dec. 31, 2011 Senior subordinated notes [Member]	Jun. 15, 2009 Senior subordinated notes [Member]	Sep. 30, 2012 Subsequent Event [Member]	Oct. 25, 2012 Subsequent Event [Member] Revolving credit facility [Member]	Oct. 25, 2012 Subsequent Event [Member] Senior Secured Notes 2020 [Member]	Oct. 25, 2012 Subsequent Event [Member] Senior subordinated notes [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Subsequent Events (Textual) [Abstract]
Restructuring charges		$ 8	$ 7	$ 32	$ 21	$ 33	$ 23	$ 23
Issuance of Senior Discount PIK Note											500	118			1,100
Aggregate principal amount of the Euro Fixed-Rate Notes																200
Loss on extinguishment of debt				(6)	0	7	(78)	179					51
Line of credit facility new borrowing capacity														270
Line of Credit Facility, increase, additional borrowings														30
Maximum borrowing capacity						160				300				300			300	300
Irrevocably deposit with the trustee									$ 219
Percentage of senior secured second lien notes									12.50%
Percentage of Redemption Price									103.13%
Percentage of Maximum senior secured leverage ratio before amendment	4.25%
Percentage of Maximum senior secured leverage ratio after amendment	5.25%
Revolving loans	6.00%
Revolving credit facility	4.00%
Effective date of the Credit Agreement Amendment	60 days

Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance, Beginning Balance	$ 3	$ 5	$ 4
Valuation Allowances and Reserves, Charged to Cost and Expense	(1)	(2)	1
Valuation Allowances and Reserves, Deductions	1
Valuation Allowances and Reserves, Balance, Ending Balance	3	3	5
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance, Beginning Balance	652	662	636
Valuation Allowances and Reserves, Charged to Cost and Expense	77	12	37
Valuation Allowances and Reserves, Deductions	(10)	(22)	(11)
Valuation Allowances and Reserves, Balance, Ending Balance	$ 719	$ 652	$ 662